AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002


                                                     REGISTRATION NOS. 333-53836
                                                                   AND 811-10213
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.   |_|

                       POST-EFFECTIVE AMENDMENT NO. 3  |X|

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 4         |X|

                       CONSECO VARIABLE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on MAY 1, 2002 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
|_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                           CONSECO ADVANTAGE STRATEGY

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
                       Conseco Variable Annuity Account I
                                       and
                       Conseco Variable Insurance Company


  This prospectus describes the Advantage Strategy individual flexible premium deferred annuity contract, fixed and variable accounts (CONTRACT) offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

  The annuity Contract has 59 investment options which include a fixed account and 58 subaccounts that invest in investment portfolios listed below. You can put your money in the fixed account and/or the subaccounts. Money you put in a subaccount is invested exclusively in a single portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment options at the same time. In certain states, your contract may not offer a fixed account option. Money you direct into the fixed account earns interest at a rate guaranteed by us.


THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
  o Alger American Growth Portfolio
  o Alger American Leveraged AllCap Portfolio
  o Alger American MidCap Growth Portfolio
  o Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
  o VP Income & Growth Fund
  o VP International Fund
  o VP Value Fund


BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER FINANCIAL GROUP LLC
  o Berger IPT--Growth Fund
  o Berger IPT--International Fund
  o Berger IPT--Large Cap Growth Fund
  o Berger IPT--Small Company Growth Fund


CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
  o Balanced Portfolio
  o Conseco 20 Focus Portfolio
  o Equity Portfolio
  o Fixed Income Portfolio
  o Government Securities Portfolio
  o High Yield Portfolio
  o Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
  o Dreyfus VIF--Disciplined Stock Portfolio
  o Dreyfus VIF--International Value Portfolio


FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
  o Federated High Income Bond Fund II (Primary Shares)
  o Federated Utility Fund II
MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
  o Federated International Equity Fund II
  o Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
  o First American Large Cap Growth Portfolio
  o First American Mid Cap Growth Portfolio


--------------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
  o INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
  o INVESCO VIF--Financial Services Fund
  o INVESCO VIF--Health Sciences Fund
  o INVESCO VIF--High Yield Fund
  o INVESCO VIF--Real Estate Opportunity Fund
  o INVESCO VIF--Technology Fund
  o INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC
  o Aggressive Growth Portfolio (Institutional Shares)
  o Growth Portfolio (Service Shares)
  o Worldwide Growth Portfolio (Service Shares)


LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
  o Lazard Retirement Equity Portfolio
  o Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
  o Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
  o Limited Maturity Bond Portfolio
  o Midcap Growth Portfolio
  o Partners Portfolio


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
  o Pioneer Equity Income VCT Portfolio
  o Pioneer Europe VCT Portfolio
  o Pioneer Fund VCT Portfolio


RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS
  o Nova Fund
  o OTC Fund
  o U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
  o Seligman Communications and Information Portfolio (Class 2 Shares)
  o Seligman Global Technology Portfolio (Class 2 Shares)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
  o Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.
  o Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
  o Worldwide Bond Fund
  o Worldwide Emerging Markets Fund
  o Worldwide Hard Assets Fund
  o Worldwide Real Estate Fund

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.


  To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is at the end of this prospectus. For a free copy of the SAI, call us at (866) 590-2255 or write us at our administrative office: 11815 North Pennsylvania Street, Carmel, Indiana 46032-4555.

THE CONTRACTS:
  o ARE NOT BANK DEPOSITS
  o ARE NOT FEDERALLY INSURED
  o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
  o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL


May 1, 2002

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                           PAGE


INDEX OF SPECIAL TERMS.......................................................5
HIGHLIGHTS...................................................................6
FEE TABLE....................................................................7
THE COMPANY.................................................................21
THE CONSECO ADVANTAGE STRATEGY ANNUITY CONTRACT.............................21
PURCHASE....................................................................21
  Purchase Payments.........................................................21
  Allocation of Purchase Payments...........................................21
  Free Look.................................................................21
INVESTMENT OPTIONS..........................................................22
  Investment Portfolios.....................................................22
  The Fixed Account.........................................................23
  The General Account.......................................................23
  Voting Rights.............................................................23
  Substitution..............................................................23
  Transfers.................................................................24
  Excessive Trading Limits..................................................24
  Dollar Cost Averaging Program.............................................25
  Rebalancing Program.......................................................25
  Asset Allocation Program..................................................25
  Sweep Program.............................................................26
EXPENSES....................................................................26
  Insurance Charges.........................................................26
  Earnings Protection Benefit Rider.........................................26
  Contract Maintenance Charge...............................................26
  Contingent Deferred Sales Charge..........................................27
  Reduction or Elimination of the Contingent Deferred Sales Charge..........28
  Transfer Fee..............................................................28
  Premium Taxes.............................................................28
  Income Taxes..............................................................28
  Investment Portfolio Expenses.............................................28
CONTRACT VALUE..............................................................28
  Accumulation Units........................................................28
ACCESS TO YOUR MONEY........................................................29
  Systematic Withdrawal Program.............................................29
  Suspension of Payments or Transfers.......................................29
DEATH BENEFIT...............................................................30
  Upon Your Death During the Accumulation Period............................30
  Death Benefit Amount During the Accumulation Period.......................30
  Optional Guaranteed Minimum Death Benefit.................................30
  Earnings Protection Benefit...............................................30
  Base Death Benefit........................................................30
  Optional Death Benefit....................................................30
  Eligible Gain.............................................................30
  Equivalency Withdrawal....................................................31
  Optional Coverage Percentage..............................................31
  Contract Gain.............................................................31
  Optional Gain.............................................................31
  Termination...............................................................31
  Payment of the Death Benefit During the Accumulation Period...............31

--------------------------------------------------------------------------------
  Death of Contract Owner During the Annuity Period.........................31
  Death of Annuitant........................................................32
ANNUITY PAYMENTS (THE ANNUITY PERIOD).......................................32
  Annuity Payment Amount....................................................32
  Optional Guaranteed Minimum Income Benefit................................32
  Annuity Options...........................................................33
TAXES.......................................................................33
  Annuity Contracts in General..............................................33
  Tax Status of the Contracts...............................................33
  Taxation of Non-Qualified Contracts.......................................34
  Taxation of Qualified Contracts...........................................35
  Possible Tax Law Changes..................................................36
PERFORMANCE.................................................................36
OTHER INFORMATION...........................................................37
  Legal Proceedings.........................................................37
  The Separate Account......................................................37
  Distributor...............................................................37
  Ownership.................................................................37
  Beneficiary...............................................................37
  Assignment................................................................37
  Internal Appeals Procedures...............................................38
  Appeal of Final Decision..................................................38
  Dispute Resolution Procedures.............................................38
  Financial Statements......................................................38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................64

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need additional explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                          PAGE

Accumulation Period.....................................................21
Accumulation Unit.......................................................21
Annuitant...............................................................32
Annuity Date............................................................32
Annuity Options.........................................................32
Annuity Payments........................................................32
Annuity Period..........................................................21
Annuity Unit............................................................28
Beneficiary.............................................................38
Contract................................................................ 1
Investment Portfolios...................................................22
Joint Owner.............................................................37
Non-Qualified...........................................................33
Owner...................................................................37
Purchase Payment........................................................21
Qualified...............................................................33
Tax Deferral............................................................21

--------------------------------------------------------------------------------

HIGHLIGHTS


  The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Conseco Variable Annuity Account I (Separate Account) and the fixed account. The fixed account may not be available in your state. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.


  The contract offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect the Guaranteed Minimum Death Benefit Option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options. These options may not be available in your state.


  We also offer an optional rider which we call the Earning Protection Benefit ("EPB") rider (also referred to as the Earnings Protection Additional Death Benefit rider). The EPB rider is designed to provide additional death benefits to help defray federal and state taxes. This optional rider may be added for an additional charge. The EPB rider may not be available in your state.


  All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 7% of each purchase payment withdrawn. In addition, if your Contract value is less than $50,000 and you make a complete withdrawal, a $30 contract maintenance charge will be assessed. The annuity period occurs when you begin receiving regular annuity payments from your contract.

  You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

  FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.


  TAX PENALTY. In general, the earnings in your contract are not taxed until you take money out of your contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payment will be taxable income to you.


  INQUIRIES. If you need more information, please contact us at:


  Conseco Variable Insurance Company
  11815 North Pennsylvania Street
  Carmel, Indiana 46032
  (866) 590-2255.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------



FEE TABLE


  The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios for the fiscal year ended December 31, 2001, except as stated in the footnotes. Expenses for the portfolios are not fixed or specified under the terms of the Contract. Actual portfolio expenses in future years may be higher or lower than the figures stated below.

OWNER TRANSACTION EXPENSES:
CONTINGENT DEFERRED SALES CHARGE: (AS A PERCENTAGE OF PURCHASE PAYMENTS) (SEE NOTE 1 BELOW)


          No. of Contract Years from Contingent Deferred Receipt of Purchase Payment Sales Charge Percent
          0-1............................................ 7%
          2.............................................. 7%
          3.............................................. 6%
          4.............................................. 5%
          5.............................................. 4%
          6.............................................. 3%
          7.............................................. 2%
          8 and more..................................... 0%



TRANSFER FEE: (SEE NOTE 2 BELOW)   No charge for one transfer in each 30 day
                                   period during the accumulation period.
                                   Thereafter, we may charge a fee of $25 per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.


CONTRACT MAINTENANCE CHARGE:       $30 per contract per year (this charge can be
                                   increased to
(SEE NOTE 3 BELOW)                 $60 per contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES: (SEE NOTE 4 BELOW)
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)



                                                                 INSURANCE CHARGES
                                                                 (COMPRISED OF THE
                                                                    MORTALITY AND         TOTAL
                                                                     EXPENSE RISK       SEPARATE
                                                                      CHARGE AND         ACCOUNT
                                                                    ADMINISTRATIVE        ANNUAL
                                                                       CHARGE)           EXPENSES
Standard contract (current charge)                                      1.40%             1.40%
Standard contract (maximum charge)                                      1.65%             1.65%
Contract with guaranteed minimum death benefit (current charge)         1.70%             1.70%
Contract with guaranteed minimum death benefit (maximum charge)         2.15%             2.15%
Contract with guaranteed minimum death benefit and guaranteed           2.00%             2.00%
  minimum income benefit (current charge)
Contract with guaranteed minimum death benefit and guaranteed           2.65%             2.65%
  minimum income benefit (maximum charge)



EARNINGS PROTECTION BENEFIT RIDER
(SEE NOTES 5 & 6 BELOW)


FOR BASE BENEFIT:......................   0.25% of Contract Value as of the
                                          Contract Anniversary date

FOR OPTIONAL BENEFIT (CURRENT CHARGE):.   0.01% of Contract Value as of the
                                          Contract Anniversary date for each 1%
                                          of optional coverage elected

FOR OPTIONAL BENEFIT (MAXIMUM CHARGE):.   0.02% of Contract Value as of the
                                          Contract Anniversary date for each 1%
                                          of optional coverage elected.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES:
(as a percentage of the average daily net assets of a portfolio)

--------------------------------------------------------------------------------


                                                                                         TOTAL ANNUAL
                                                                      OTHER EXPENSES      PORTFOLIO
                                                                      (AFTER EXPENSE      EXPENSES
                                                                       REIMBURSEMENT,   (AFTER EXPENSE
                                                                          IF ANY,       REIMBURSEMENT,
                                                    MANAGEMENT   12b-1  FOR CERTAIN     IF ANY, FOR
                                                       FEES      FEES   PORTFOLIOS)   CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
Alger American Growth Portfolio.....................   0.75%     0.00%     0.06%           0.81%
Alger American Leveraged AllCap Portfolio...........   0.85%     0.00%     0.07%           0.92%
Alger American MidCap Growth Portfolio..............   0.80%     0.00%     0.08%           0.88%
Alger American Small Capitalization
  Portfolio.........................................   0.85%     0.00%     0.07%           0.92%

AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (1)
VP Income & Growth Fund.............................   0.70%     0.00%     0.00%           0.70%
VP International Fund...............................   1.26%     0.00%     0.00%           1.26%
VP Value Fund.......................................   0.97%     0.00%     0.00%           0.97%

BERGER INSTITUTIONAL PRODUCTS TRUST (2)
Berger IPT--Growth Fund.............................   0.67%     0.00%     0.33%           1.00%
Berger IPT--International Fund......................   0.45%     0.00%     0.75%           1.20%
Berger IPT--Large Cap Growth Fund...................   0.75%     0.00%     0.14%           0.89%
Berger IPT--Small Company Growth Fund...............   0.85%     0.00%     0.13%           0.98%

CONSECO SERIES TRUST (3)
Balanced Portfolio..................................   0.77%     0.25%     0.02%           1.04%
Conseco 20 Focus Portfolio..........................   0.81%     0.25%     0.03%           1.09%
Equity Portfolio....................................   0.77%     0.25%     0.00%           1.02%
Fixed Income Portfolio..............................   0.62%     0.25%     0.04%           0.91%
Government Securities Portfolio.....................   0.62%     0.25%     0.04%           0.91%
High Yield Portfolio................................   0.82%     0.25%     0.04%           1.11%
Money Market Portfolio..............................   0.33%     0.00%     0.10%           0.43%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     (INITIAL SHARES)...............................   0.75%     0.00%     0.03%           0.78%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)...........   0.25%     0.00%     0.01%           0.26%

DREYFUS VARIABLE INVESTMENT FUND
 (INITIAL SHARES) (4)
Dreyfus VIF--Disciplined Stock Portfolio............   0.75%     0.00%     0.06%           0.81%
Dreyfus VIF--International Value Portfolio..........   0.80%     0.00%     0.60%           1.40%

FEDERATED INSURANCE SERIES (5)
Federated High Income Bond Fund II
 (Primary Shares)...................................   0.60%     0.00%     0.16%           0.76%
Federated International Equity Fund II..............   0.90%     0.00%     0.51%           1.41%
Federated International Small
  Company Fund II...................................   0.00%     0.00%     1.65%           1.65%
Federated Utility Fund II...........................   0.75%     0.00%     0.17%           0.92%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (6)
First American Large Cap Growth Portfolio...........   0.00%     0.25%     0.90%           1.15%
First American Mid Cap Growth Portfolio.............   0.00%     0.25%     0.95%           1.20%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (7)
INVESCO VIF--Core Equity Fund
 (formerly Equity Income Fund)......................   0.75%     0.00%     0.34%           1.09%
INVESCO VIF--Financial Services Fund................   0.75%     0.00%     0.32%           1.07%
INVESCO VIF--Health Sciences Fund...................   0.75%     0.00%     0.31%           1.06%
INVESCO VIF--High Yield Fund........................   0.60%     0.00%     0.42%           1.02%
INVESCO VIF--Real Estate Opportunity Fund...........   0.90%     0.00%     0.48%           1.38%
INVESCO VIF--Technology Fund........................   0.75%     0.00%     0.32%           1.07%
INVESCO VIF--Telecommunications Fund................   0.75%     0.00%     0.34%           1.09%

JANUS ASPEN SERIES
Aggressive Growth Portfolio
  (Institutional Shares)............................   0.65%     0.00%     0.02%           0.67%
Growth Portfolio (Service Shares)...................   0.65%     0.25%     0.01%           0.91%
Worldwide Growth Portfolio (Service Shares).........   0.65%     0.25%     0.04%           0.94%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------



ANNUAL FUND EXPENSES -- CONTINUED
(as a percentage of the average daily net assets of a portfolio)

--------------------------------------------------------------------------------

                                                                                         TOTAL ANNUAL
                                                                      OTHER EXPENSES      PORTFOLIO
                                                                      (AFTER EXPENSE      EXPENSES
                                                                       REIMBURSEMENT,   (AFTER EXPENSE
                                                                          IF ANY,       REIMBURSEMENT,
                                                    MANAGEMENT   12b-1  FOR CERTAIN     IF ANY, FOR
                                                       FEES      FEES   PORTFOLIOS)   CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (8)
Lazard Retirement Equity Portfolio..................   0.75%     0.25%     0.25%           1.25%
Lazard Retirement Small Cap Portfolio...............   0.75%     0.25%     0.25%           1.25%

LORD ABBETT SERIES FUND, INC. (9)
Growth and Income Portfolio.........................   0.50%     0.00%     0.47%           0.97%

NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio.....................   0.65%     0.00%     0.08%           0.73%
Midcap Growth Portfolio.............................   0.84%     0.00%     0.07%           0.91%
Partners Portfolio..................................   0.82%     0.00%     0.05%           0.87%

PIONEER VARIABLE CONTRACTS
  TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio.................   0.65%     0.25%     0.12%           1.02%
Pioneer Europe VCT Portfolio (11)...................   0.51%     0.25%     2.46%           3.22%
Pioneer Fund VCT Portfolio..........................   0.65%     0.25%     0.14%           1.04%

RYDEX VARIABLE TRUST
Nova Fund...........................................   0.75%     0.00%     0.70%           1.45%
OTC Fund............................................   0.75%     0.00%     0.70%           1.45%
U.S. Government Money Market Fund...................   0.50%     0.00%     0.69%           1.19%

SELIGMAN PORTFOLIOS, INC. (12)
Seligman Communications and
  Information Portfolio (Class 2)...................   0.75%     0.25%     0.18%           1.18%
Seligman Global Technology
  Portfolio (Class 2)...............................   1.00%     0.14%     0.40%           1.54%

STRONG OPPORTUNITY FUND II, INC. (13) (14)
Strong Opportunity Fund II .........................   0.75%     0.00%     0.35%           1.10%

STRONG VARIABLE INSURANCE FUNDS, INC. (13) (14)
Strong Mid Cap Growth Fund II ......................   0.75%     0.00%     0.45%           1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (15)
Worldwide Bond Fund.................................   1.00%     0.00%     0.19%           1.19%
Worldwide Emerging Markets Fund.....................   1.00%     0.00%     0.28%           1.28%
Worldwide Hard Assets Fund..........................   1.00%     0.00%     0.15%           1.15%
Worldwide Real Estate Fund..........................   1.00%     0.00%     0.50%           1.50%

--------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE


  (1) Out of the Management Fees, the advisor for American Century Variable Portfolios, Inc., paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

  (2) The Funds' investment adviser has agreed, by written contract, to waive its advisory fee and reimburse the Funds for additional expenses to the extent that annual operating expenses during 2002 exceed 1.00% for the Berger IPT-Growth Fund and the Berger IPT-Large Cap Growth Fund, 1.15% for the Berger IPT-Small Company Growth Fund, and 1.20% for the Berger IPT-International Fund. Absent the waiver and reimbursement, Management Fees and Total Annual Portfolio Expenses for the Berger IPT-Growth Fund during 2001 would have been 0.75% and 1.08%, respectively; and for the Berger IPT-International Fund Management Fees and Total Annual Portfolio Expenses would have been 0.85% and 1.60%, respectively. These contracts may not be terminated or amended except by a vote of the Fund's Board of Trustees.

  (3) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through April 30, 2003, to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio. Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the Management Fees during 2001 would have been 0.82% for the Conseco 20 Focus Portfolio and 0.62% for the Money Market Portfolio.

  (4) The expenses for the Dreyfus VIF - International Value Portfolio reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2001. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.60% and 1.60%, respectively.

  (5) Although not contractually obligated to do so, the adviser provided a voluntary reimbursement of certain operating expenses by Federated Global Investment Management Corp. Absent this waiver, Management Fees for the International Equity Fund II and the International Small Company Fund II would have been 1.00% and 1.25%, respectively. Total Annual Portfolio Expenses for the High Income Bond Fund II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II would have been 1.01%, 1.76%, 5.54% and 1.17%, respectively. Absent this waiver, there also would have been a Shareholder Services Fee of 0.25% for the High Income Bond Fund II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II.

  (6) Certain service providers have contractually agreed to waive management fees or otherwise pay other expenses until December 31, 2002, so that the Other Expenses for the First American Large Cap Growth Portfolio and the Mid Cap Growth Portfolio do not exceed 0.90% and 0.95%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2002. Absent these waivers, during 2001, Management Fees for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 0.65% and 0.70%, respectively, and Total Annual Portfolio Expenses for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 2.79% and 5.90%, respectively.

  (7) The Fund's actual Other Expenses and Total Operating Expenses were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. Absent reductions and absorptions, Other Expenses and Total Annual Portfolio Expenses for the Real Estate Opportunity Fund would have been 1.80% and 2.70%, respectively. This commitment may be changed at any time following the consultation of the Board of Directors.

  (8) Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2002 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2001 would have been 3.25% for the Lazard Retirement Equity Portfolio and 1.67% for the Lazard Retirement Small Cap Portfolio.

  (9) The Lord Abbett Growth and Income Portfolio has established non-12b-1 service fee arrangements which are reflected under "Other Expenses".

  (10) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI

(except with respect to Limited Maturity Bond, Midcap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Limited Maturity Bond, Midcap Growth and Partner Portfolio's average daily net asset value. The expense reimbursement arrangements for Limited Maturity Bond, Midcap Growth and Partners Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

  (11) Pioneer Investment Management, Inc. has agreed to waive all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses for the Europe VCT Portfolio. Absent this arrangement, the Management Fee for the Europe VCT Portfolio during 2001 would have been 1.00%, and the total annual operating expenses of the Portfolio's Class II shares would have been 4.57%.

  (12) The Manager of the Global Technology Portfolio has agreed to reimburse expenses, other than management and 12b-1 fees, which exceed 0.40% per annum of the average daily net assets of the Portfolio. Absent this reimbursement, Total Annual Portfolio Expenses would have been 1.75%.

  (13) Each Fund has signed a new administration agreement, under which Strong Capital Management, Inc., each Fund's advisor, will provide or make provision for administrative services to each Fund, which were previously performed under the advisory agreement. Under the old investment advisory agreement, the management fee contained a portion that covered administrative services. Effective July 31, 2001, these services were unbundled and covered under a separate administration agreement. As a result, the management fee has been reduced by 0.25% and a new administrative fee has been added in the amount of 0.30%.

  (14) Strong Capital Management, Inc. has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses of the Strong Opportunity Fund II so that the total annual fund operating expenses are capped at 1.10%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. In addition, Strong Capital Management, Inc., the advisor of the Strong Mid Cap Growth Fund II, has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

  (15) The Advisor for the Van Eck Worldwide Insurance Trust agreed to reimburse expenses except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2001, on the Worldwide Bond Fund, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund. Without such reimbursements, Other Expenses were 0.24% for the Worldwide Bond Fund, 0.30% for the Worldwide Emerging Markets Fund, 0.18% for the Worldwide Hard Assets Fund, and 0.62% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were 1.24%, 1.30%, 1.18% and 1.62%, respectively.


NOTES TO THE FEE TABLE AND EXAMPLES:

  Note 1. Once each contract year, you can take money out of your contract without a contingent deferred sales charge. The amount of money you can withdraw without a contingent deferred sales charge is the greater of:

     (i)  10% of the value of your contract (on a non-cumulative basis);

     (ii) the IRS minimum distribution requirement for your contract if issued in connection with certain Individual Retirement Annuities; or

     (iii) the total of your purchase payments that have been in the contract more than 7 complete years.

   Note 2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for pre-approved dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

   Note 3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more.


   Note 4. The Fee Table and contract refer to insurance charges. The insurance charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts.

--------------------------------------------------------------------------------


Throughout this prospectus we will refer to this charge as an insurance charge.

  Note 5. The Earnings Protection Benefit rider is not available with qualified plans.

  Note 6. If you make a full surrender or upon the death of the owner on other than the contract anniversary we will deduct the charge for the EPB rider on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner.

  Note 7: The examples are based on the actual charges and expenses for the subaccounts and for each portfolio for the fiscal year ended December 31, 2001, as stated in the Fee Table. These examples assume that the fee waivers/reimbursements will continue for the length of the time shown in the examples. We cannot guarantee that they will continue.

  Note 8: The examples reflect the current contract maintenance charge of $30 as an annual charge of 0.10% which we calculated by dividing the total contract maintenance charges expected to be collected during a year by an average investment of $30,000 in the contract.

  Example 2 below, reflects the maximum charge of 1.25% for the EPB rider. The Fee Table reflects the current insurance charges for your contract. We reserve the right to increase the insurance charge in the future. The maximum charges are also reflected in the Fee Table.


EXAMPLES:


  The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown. For purposes of these examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown. The examples assume that you made no transfers.

  Example 1 below, assumes that you do not elect the EPB, the guaranteed minimum death benefit or the guaranteed minimum income benefit. Example 2 below, assumes that you elect the EPB, the guaranteed minimum death benefit and the guaranteed minimum income benefit and that the maximum insurance charges (as opposed to the current insurance charges for your Contract) apply.


  Premium taxes may apply depending on the state where you live. The examples do not include any state premium taxes.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------


EXAMPLE I--CURRENT INSURANCE CHARGES - STANDARD CONTRACT
(1.40% INSURANCE CHARGES)


  You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


  EXAMPLE (A)--Assuming surrender at the end of the periods shown: EXAMPLE
(b)--Assuming annuitization at the end of the periods shown (except in certain circumstances): EXAMPLE (C)--Assuming the contract stays in force through the periods shown:



SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
The Alger American Growth Portfolio..........  (a) $85.91  $124.68  $157.32  $261.07
                                               (b) $85.91  $124.68  $121.88  $261.07
                                               (c) $23.10   $71.18  $121.88  $261.07
Alger American Leveraged AllCap Portfolio....  (a) $87.02  $128.01  $162.86  $272.12
                                               (b) $87.02  $128.01  $127.41  $272.12
                                               (c) $24.20   $74.49  $127.41  $272.12
Alger American MidCap Growth Portfolio.......  (a) $86.62  $126.80  $160.85  $268.11
                                               (b) $86.62  $126.80  $125.40  $268.11
                                               (c) $23.80   $73.29  $125.40  $268.11
Alger American Small Capitalization Portfolio  (a) $87.02  $128.01  $162.86  $272.12
                                               (b) $87.02  $128.01  $127.41  $272.12
                                               (c) $24.20   $74.49  $127.41  $272.12

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund......................  (a) $84.80  $121.35  $151.74  $249.89
                                               (b) $84.80  $121.35  $116.33  $249.89
                                               (c) $22.00   $67.87  $116.33  $249.89
VP International Fund........................  (a) $90.44  $138.26  $179.85  $305.55
                                               (b) $90.44  $138.26  $144.32  $305.55
                                               (c) $27.60   $84.67  $144.32  $305.55
VP Value Fund................................  (a) $87.52  $129.52  $165.38  $277.10
                                               (b) $87.52  $129.52  $129.91  $277.10
                                               (c) $24.70   $75.99  $129.91  $277.10

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund......................  (a) $87.83  $130.43  $166.88  $280.08
                                               (b) $87.83  $130.43  $131.41  $280.08
                                               (c) $25.00   $76.89  $131.41  $280.08
Berger IPT--International Fund...............  (a) $89.84  $136.45  $176.87  $299.73
                                               (b) $89.84  $136.45  $141.35  $299.73
                                               (c) $27.00   $82.88  $141.35  $299.73
Berger IPT--Large Cap Growth Fund............  (a) $86.72  $127.11  $161.35  $269.12
                                               (b) $86.72  $127.11  $125.90  $269.12
                                               (c) $23.90   $73.59  $125.90  $269.12
Berger IPT--Small Company Growth Fund........  (a) $87.62  $129.83  $165.88  $278.10
                                               (b) $87.62  $129.83  $130.41  $278.10
                                               (c) $24.80   $76.29  $130.41  $278.10

CONSECO SERIES TRUST
Balanced Portfolio...........................  (a) $88.23  $131.64  $169.89  $284.04
                                               (b) $88.23  $131.64  $133.40  $284.04
                                               (c) $25.40   $78.09  $133.40  $284.04
Conseco 20 Focus Portfolio...................  (a) $88.73  $133.14  $171.39  $288.97
                                               (b) $88.73  $133.14  $135.89  $288.97
                                               (c) $25.90   $79.59  $135.89  $288.97
Equity Portfolio.............................  (a) $88.03  $131.03  $167.89  $282.07
                                               (b) $88.03  $131.03  $132.41  $282.07
                                               (c) $25.20   $77.49  $132.41  $282.07
Fixed Income Portfolio.......................  (a) $86.92  $127.71  $162.36  $271.12
                                               (b) $86.92  $127.71  $126.91  $271.12
                                               (c) $24.10   $74.19  $126.91  $271.12

--------------------------------------------------------------------------------

SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------------------------------
Government Securities Portfolio..............  (a) $86.92  $127.71  $162.36  $271.12
                                               (b) $86.92  $127.71  $126.91  $271.12
                                               (c) $24.10   $74.19  $126.91  $271.12
High Yield Portfolio.........................  (a) $88.93  $133.75  $172.39  $290.94
                                               (b) $88.93  $133.75  $136.89  $290.94
                                               (c) $26.10   $80.19  $136.89  $290.94
Money Market Portfolio.......................  (a) $82.09  $113.13  $137.96  $221.97
                                               (b) $82.09  $113.13  $102.61  $221.97
                                               (c) $19.30   $59.70  $102.61  $221.97

DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (INITIAL SHARES)           (a) $85.61  $123.77  $155.80  $258.03
                                               (b) $85.61  $123.77  $120.37  $258.03
                                               (c) $22.80   $70.28  $120.37  $258.03

DREYFUS STOCK INDEX FUND (INITIAL SHARES)....  (a) $80.37  $107.93  $129.20  $204.01
                                               (b) $80.37  $107.93   $93.89  $204.01
                                               (c) $17.60   $54.53   $93.89  $204.01

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio......  (a) $85.91  $124.68  $157.32  $261.07
                                               (b) $85.91  $124.68  $121.88  $261.07
                                               (c) $23.10   $71.18  $121.88  $261.07
Dreyfus VIF International Value Portfolio....  (a) $91.85  $142.45  $186.78  $319.00
                                               (b) $91.85  $142.45  $151.22  $319.00
                                               (c) $29.00   $88.84  $151.22  $319.00

FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II (Primary Shares)                     (a) $85.41  $123.17  $154.79  $256.00
                                               (b) $85.41  $123.17  $119.36  $256.00
                                               (c) $22.60   $69.67  $119.36  $256.00
Federated International Equity Fund II.......  (a) $91.95  $142.75  $187.27  $319.95
                                               (b) $91.95  $142.75  $151.71  $319.95
                                               (c) $29.10   $89.14  $151.71  $319.95
Federated International Small Company Fund II  (a) $94.37  $149.92  $199.05  $342.56
                                               (b) $94.37  $149.92  $163.44  $342.56
                                               (c) $31.50   $96.26  $163.44  $342.56
Federated Utility Fund II....................  (a) $87.02  $128.01  $162.86  $272.12
                                               (b) $87.02  $128.01  $127.41  $272.12
                                               (c) $24.20   $74.49  $127.41  $272.12

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio....  (a) $89.34  $134.95  $174.38  $294.85
                                               (b) $89.34  $134.95  $138.88  $294.85
                                               (c) $26.50   $81.38  $138.88  $294.85
First American Mid Cap Growth Portfolio......  (a) $89.84  $136.45  $176.87  $299.73
                                               (b) $89.84  $136.45  $141.35  $299.73
                                               (c) $27.00   $82.88  $141.35  $299.73

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity
  Fund (formerly Equity Income Fund)......     (a) $88.73  $133.14  $171.39  $288.97
                                               (b) $88.73  $133.14  $135.89  $288.97
                                               (c) $25.90   $79.59  $135.89  $288.97
INVESCO VIF--Financial Services Fund......     (a) $88.53  $132.54  $170.39  $287.00
                                               (b) $88.53  $132.54  $134.90  $287.00
                                               (c) $25.70   $78.99  $134.90  $287.00
INVESCO VIF--Health Sciences Fund.........     (a) $88.43  $132.24  $169.89  $286.02
                                               (b) $88.43  $132.24  $134.40  $286.02
                                               (c) $25.60   $78.69  $134.40  $286.02

INVESCO VIF--High Yield Fund..............     (a) $88.03  $131.03  $167.89  $282.07
                                               (b) $88.03  $131.03  $132.41  $282.07
                                               (c) $25.20   $77.49  $132.41  $282.07

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------


SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------------------------------
INVESCO VIF--Real Estate Opportunity Fund..... (a) $91.65  $141.85  $185.79  $317.09
                                               (b) $91.65  $141.85  $150.24  $317.09
                                               (c) $28.80   $88.24  $150.24  $317.09
INVESCO VIF--Technology Fund.................. (a) $88.53  $132.54  $170.39  $287.00
                                               (b) $88.53  $132.54  $134.90  $287.00
                                               (c) $25.70   $78.99  $134.90  $287.00
INVESCO VIF--Telecommunications Fund.......... (a) $88.73  $133.14  $171.39  $288.97
                                               (b) $88.73  $133.14  $135.89  $288.97
                                               (c) $25.90   $79.59  $135.89  $288.97

JANUS ASPEN SERIES
Aggressive Growth Portfolio
 (Institutional Shares) ...................... (a) $84.50  $120.44  $150.22  $246.83
                                               (b) $84.50  $120.44  $114.82  $246.83
                                               (c) $21.70   $66.96  $114.82  $246.83
Growth Portfolio (Service Shares)............  (a) $86.92  $127.71  $162.36  $271.12
                                               (b) $86.92  $127.71  $126.91  $271.12
                                               (c) $24.10   $74.19  $126.91  $271.12
Worldwide Growth Portfolio (Service Shares)..  (a) $87.22  $128.62  $163.87  $274.12
                                               (b) $87.22  $128.62  $128.41  $274.12
                                               (c) $24.40   $75.09  $128.41  $274.12

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio...........  (a) $90.34  $137.96  $179.36  $304.58
                                               (b) $90.34  $137.96  $143.83  $304.58
                                               (c) $27.50   $84.37  $143.83  $304.58
Lazard Retirement Small Cap Portfolio........  (a) $90.34  $137.96  $179.36  $304.58
                                               (b) $90.34  $137.96  $143.83  $304.58
                                               (c) $27.50   $84.37  $143.83  $304.58

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..................  (a) $87.52  $129.52  $165.38  $277.10
                                               (b) $87.52  $129.52  $129.91  $277.10
                                               (c) $24.70   $75.99  $129.91  $277.10

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..............  (a) $85.11  $122.26  $153.27  $252.95
                                               (b) $85.11  $122.26  $117.85  $252.95
                                               (c) $22.30   $68.77  $117.85  $252.95
Midcap Growth Portfolio......................  (a) $86.92  $127.71  $162.36  $271.12
                                               (b) $86.92  $127.71  $126.91  $271.12
                                               (c) $24.10   $74.19  $126.91  $271.12
Partners Portfolio...........................  (a) $86.52  $126.50  $160.34  $267.11
                                               (b) $86.52  $126.50  $124.90  $267.11
                                               (c) $23.70   $72.99  $124.90  $267.11

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio..........  (a) $88.03  $131.03  $167.89  $282.07
                                               (b) $88.03  $131.03  $132.41  $282.07
                                               (c) $25.20   $77.49  $132.41  $282.07

Pioneer Europe VCT Portfolio.................  (a)$110.18  $195.95  $273.27  $477.99
                                               (b)$110.18  $195.95  $237.33  $477.99
                                               (c) $47.20  $142.00  $237.33  $477.99
Pioneer Fund VCT Portfolio ..................  (a) $88.23  $131.64  $168.89  $284.04
                                               (b) $88.23  $131.64  $133.40  $284.04
                                               (c) $25.40   $78.09  $133.40  $284.04

RYDEX VARIABLE TRUST
Nova Fund....................................  (a) $92.36  $143.95  $189.25  $323.76
                                               (b) $92.36  $143.95  $153.67  $323.76
                                               (c) $29.50   $90.33  $153.67  $323.76
OTC Fund.....................................  (a) $92.36  $143.95  $189.25  $323.76
                                               (b) $92.36  $143.95  $153.67  $323.76
                                               (c) $29.50   $90.33  $153.67  $323.76

--------------------------------------------------------------------------------

SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
------------------------------------------------------------------------------------
U.S. Government Money Market Fund............  (a) $89.74  $136.15  $176.38  $298.76
                                               (b) $89.74  $136.15  $140.86  $298.76
                                               (c) $26.90   $82.58  $140.86  $298.76

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and
  Information Portfolio (Class 2)............  (a) $89.64  $135.85  $175.88  $297.78
                                               (b) $89.64  $135.85  $140.36  $297.78
                                               (c) $26.80   $82.28  $140.36  $297.78
Seligman Global Technology Portfolio (Class 2) (a) $93.26  $146.64  $193.67  $332.26
                                               (b) $93.26  $146.64  $158.08  $332.26
                                               (c) $30.40   $93.00  $158.08  $332.26
STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II...................  (a) $88.83  $133.44  $171.89  $289.95
                                               (b) $88.83  $133.44  $136.39  $289.95
                                               (c) $26.00   $79.89  $136.39  $289.95
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II................  (a) $89.84  $136.45  $176.87  $299.73
                                               (b) $89.84  $136.45  $141.35  $299.73
                                               (c) $27.00   $82.88  $141.35  $299.73
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund..........................  (a) $89.74  $136.15  $176.38  $298.76
                                               (b) $89.74  $136.15  $140.86  $298.76
                                               (c) $26.90   $82.58  $140.86  $298.76
Worldwide Emerging Markets Fund..............  (a) $90.64  $138.86  $180.85  $307.48
                                               (b) $90.64  $138.86  $145.31  $307.48
                                               (c) $27.80   $85.27  $145.31  $307.48
Worldwide Hard Assets Fund...................  (a) $89.34  $134.95  $174.38  $294.85
                                               (b) $89.34  $134.95  $138.88  $294.85
                                               (c) $26.50   $81.38  $138.88  $294.85
Worldwide Real Estate Fund...................  (a) $92.86  $145.44  $191.70  $328.49
                                               (b) $92.86  $145.44  $156.12  $328.49
                                               (c) $30.00   $91.81  $156.12  $328.49

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------



EXAMPLE 2--MAXIMUM INSURANCE CHARGES -GMDB, GMIB, AND EPB (3.90% INSURANCE
  CHARGES) You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

  EXAMPLE (A)--Assuming surrender at the end of the periods shown: EXAMPLE
(b)--Assuming annuitization at the end of the periods shown (except under certain circumstances): EXAMPLE (C)--Assuming the contract stays in force through the periods shown:




SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
The Alger American Growth Portfolio..........  (a) $111.09  $198.54  $277.38  $485.13
                                               (b) $111.09  $198.54  $241.42  $485.13
                                               (c)  $48.10  $144.57  $241.42  $485.13
Alger American Leveraged AllCap Portfolio....  (a) $112.19  $201.70  $282.38  $493.77
                                               (b) $112.19  $201.70  $246.39  $493.77
                                               (c)  $49.20  $147.72  $246.39  $493.77
Alger American MidCap Growth Portfolio.......  (a) $111.79  $200.55  $280.56  $490.64
                                               (b) $111.79  $200.55  $244.59  $490.64
                                               (c)  $48.80  $146.58  $244.59  $490.64
Alger American Small Capitalization Portfolio  (a) $112.19  $201.70  $282.38  $493.77
                                               (b) $112.19  $201.70  $246.39  $493.77
                                               (c)  $49.20  $147.72  $246.39  $493.77

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund......................  (a) $109.98  $195.37  $272.35  $476.40
                                               (b) $109.98  $195.37  $236.41  $476.40
                                               (c)  $47.00  $141.42  $236.41  $476.40
VP International Fund........................  (a) $115.62  $211.44  $297.69  $519.89
                                               (b) $115.62  $211.44  $261.64  $519.89
                                               (c)  $52.60  $157.39  $261.64  $519.89
VP Value Fund................................  (a) $112.70  $203.14  $284.64  $497.67
                                               (b) $112.70  $203.14  $248.65  $497.67
                                               (c)  $49.70  $149.14  $248.65  $497.67

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund......................  (a) $113.00  $204.00  $286.00  $500.00
                                               (b) $113.00  $204.00  $250.00  $500.00
                                               (c)  $50.00  $150.00  $250.00  $500.00
Berger IPT--International Fund...............  (a) $115.01  $209.72  $295.00  $515.34
                                               (b) $115.01  $209.72  $258.96  $515.34
                                               (c)  $52.00  $155.69  $258.96  $515.34
Berger IPT--Large Cap Growth Fund............  (a) $111.89  $200.84  $281.02  $491.43
                                               (b) $111.89  $200.84  $245.04  $491.43
                                               (c)  $48.90  $146.86  $245.04  $491.43
Berger IPT--Small Company Growth Fund........  (a) $112.80  $203.43  $285.10  $498.45
                                               (b) $112.80  $203.43  $249.10  $498.45
                                               (c)  $49.80  $149.43  $249.10  $498.45

CONSECO SERIES TRUST
Balanced Portfolio...........................  (a) $113.40  $205.15  $287.81  $503.09
                                               (b) $113.40  $205.15  $251.80  $503.09
                                               (c)  $50.40  $151.14  $251.80  $503.09
Conseco 20 Focus Portfolio...................  (a) $113.91  $206.58  $290.06  $506.94
                                               (b) $113.91  $206.58  $254.04  $506.94
                                               (c)  $50.90  $152.56  $254.04  $506.94
Equity Portfolio.............................  (a) $113.20  $204.57  $286.90  $501.55
                                               (b) $113.20  $204.57  $250.90  $501.55
                                               (c)  $50.20  $150.57  $250.90  $501.55
Fixed Income Portfolio.......................  (a) $112.09  $201.42  $281.92  $492.99
                                               (b) $112.09  $201.42  $245.94  $492.99
                                               (c)  $49.10  $147.43  $245.94  $492.99

--------------------------------------------------------------------------------


SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------------------------------

Government Securities Portfolio..............  (a) $112.09  $201.42  $281.92  $492.99
                                               (b) $112.09  $201.42  $245.94  $492.99
                                               (c)  $49.10  $147.43  $245.94  $492.99
High Yield Portfolio.........................  (a) $114.11  $207.15  $290.96  $508.48
                                               (b) $114.11  $207.15  $254.94  $508.48
                                               (c)  $51.10  $153.13  $254.94  $508.48
Money Market Portfolio.......................  (a) $107.26  $187.56  $259.92  $454.54
                                               (b) $107.26  $187.56  $224.04  $454.54
                                               (c)  $44.30  $133.66  $224.04  $454.54

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
  INC. (INITIAL SHARES) ...................... (a) $110.78  $197.68  $276.01  $482.76
                                               (b) $110.78  $197.68  $240.05  $482.76
                                               (c)  $47.80  $143.72  $240.05  $482.76

DREYFUS STOCK INDEX FUND (INITIAL SHARES)....  (a) $105.55  $182.61  $252.03  $440.47
                                               (b) $105.55  $182.61  $216.18  $440.47
                                               (c)  $42.60  $128.75  $216.18  $440.47

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio......  (a) $111.09  $198.54  $277.38  $485.13
                                               (b) $111.09  $198.54  $241.42  $485.13
                                               (c)  $48.10  $144.57  $241.42  $485.13
Dreyfus VIF International Value Portfolio....  (a) $117.03  $215.42  $303.93  $530.38
                                               (b) $117.03  $215.42  $267.85  $530.38
                                               (c)  $54.00  $161.35  $267.85  $530.38

FEDERATED INSURANCE SERIES
Federated High Income Bond
  Fund II (Primary Shares) ................... (a) $110.58  $197.10  $275.10  $481.17
                                               (b) $110.58  $197.10  $239.15  $481.17
                                               (c)  $47.60  $143.14  $239.15  $481.17
Federated International Equity Fund II.......  (a) $117.13  $215.71  $304.37  $531.13
                                               (b) $117.13  $215.71  $268.29  $531.13
                                               (c)  $54.10  $161.64  $268.29  $531.13
Federated International Small
 Company Fund II ............................. (a) $119.55  $222.52  $314.98  $548.76
                                               (b) $119.55  $222.52  $278.85  $548.76
                                               (c)  $56.50  $168.40  $278.85  $548.76
Federated Utility Fund II....................  (a) $112.19  $201.70  $282.38  $493.77
                                               (b) $112.19  $201.70  $246.39  $493.77
                                               (c)  $49.20  $147.72  $246.39  $493.77

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio....  (a) $114.51  $208.30  $292.76  $511.54
                                               (b) $114.51  $208.30  $256.73  $511.54
                                               (c)  $51.50  $154.27  $256.73  $511.54
First American Mid Cap Growth Portfolio......  (a) $115.01  $209.72  $295.00  $515.34
                                               (b) $115.01  $209.72  $258.96  $515.34
                                               (c)  $52.00  $155.69  $258.96  $515.34

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund
  (formerly Equity Income Fund) .............. (a) $113.91  $206.58  $290.06  $506.94
                                               (b) $113.91  $206.58  $254.04  $506.94
                                               (c)  $50.90  $152.56  $254.04  $506.94
INVESCO VIF--Financial Services Fund.......... (a) $113.70  $206.01  $289.16  $505.41
                                               (b) $113.70  $206.01  $253.15  $505.41
                                               (c)  $50.70  $151.99  $253.15  $505.41
INVESCO VIF--Health Sciences Fund............. (a) $113.60  $205.72  $288.71  $504.64
                                               (b) $113.60  $205.72  $252.70  $504.64
                                               (c)  $50.60  $151.71  $252.70  $504.64

INVESCO VIF--High Yield Fund.................. (a) $113.20  $204.57  $286.90  $501.55
                                               (b) $113.20  $204.57  $250.90  $501.55
                                               (c)  $50.20  $150.57  $250.90  $501.55

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------

SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------------------------------
INVESCO VIF--Real Estate Opportunity Fund....  (a) $116.83  $214.86  $303.04  $528.89
                                               (b) $116.83  $214.86  $266.96  $528.89
                                               (c)  $53.80  $160.79  $266.96  $528.89
INVESCO VIF--Technology Fund.................  (a) $113.70  $206.01  $289.16  $505.41
                                               (b) $113.70  $206.01  $253.15  $505.41
                                               (c)  $50.70  $151.99  $253.15  $505.41
INVESCO VIF--Telecommunications Fund.........  (a) $113.91  $206.58  $290.06  $506.94
                                               (b) $113.91  $206.58  $254.04  $506.94
                                               (c)  $50.90  $152.56  $254.04  $506.94

JANUS ASPEN SERIES
Aggressive Growth Portfolio
 (Institutional Shares) .....................  (a) $109.68  $194.50  $270.98  $474.00
                                               (b) $109.68  $194.50  $235.05  $474.00
                                               (c)  $46.70  $140.56  $235.05  $474.00
Growth Portfolio (Service Shares)............  (a) $112.09  $201.42  $281.92  $492.99
                                               (b) $112.09  $201.42  $245.94  $492.99
                                               (c)  $49.10  $147.43  $245.94  $492.99
Worldwide Growth Portfolio (Service Shares)..  (a) $112.40  $202.28  $283.28  $495.34
                                               (b) $112.40  $202.28  $247.30  $495.34
                                               (c)  $49.40  $148.29  $247.30  $495.34

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio...........  (a) $115.52  $211.15  $297.24  $519.13
                                               (b) $115.52  $211.15  $261.19  $519.13
                                               (c)  $52.50  $157.11  $261.19  $519.13
Lazard Retirement Small Cap Portfolio........  (a) $115.52  $211.15  $297.24  $519.13
                                               (b) $115.52  $211.15  $261.19  $519.13
                                               (c)  $52.50  $157.11  $261.19  $519.13

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio..................  (a) $112.70  $203.14  $284.64  $497.67
                                               (b) $112.70  $203.14  $248.65  $497.67
                                               (c)  $49.70  $149.14  $248.65  $497.67

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..............  (a) $110.28  $196.23  $273.73  $478.79
                                               (b) $110.28  $196.23  $237.78  $478.79
                                               (c)  $47.30  $142.28  $237.78  $478.79
Midcap Growth Portfolio......................  (a) $112.09  $201.42  $281.92  $492.99
                                               (b) $112.09  $201.42  $245.94  $492.99
                                               (c)  $49.10  $147.43  $245.94  $492.99
Partners Portfolio...........................  (a) $111.69  $200.27  $280.11  $489.86
                                               (b) $111.69  $200.27  $244.13  $489.86
                                               (c)  $48.70  $146.29  $244.13  $489.86

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Equity Income VCT Portfolio..........  (a) $113.20  $204.57  $286.90  $501.55
                                               (b) $113.20  $204.57  $250.90  $501.55
                                               (c)  $50.20  $150.57  $250.90  $501.55
Pioneer Europe VCT Portfolio.................  (a) $135.36  $266.22  $381.75  $653.98
                                               (b) $135.36  $266.22  $345.32  $653.98
                                               (c)  $72.20  $211.83  $345.32  $653.98
Pioneer Fund VCT Portfolio ..................  (a) $113.40  $205.15  $287.81  $503.09
                                               (b) $113.40  $205.15  $251.80  $503.09
                                               (c)  $50.40  $151.14  $251.80  $503.09

RYDEX VARIABLE TRUST
Nova Fund....................................  (a) $117.53  $216.85  $306.15  $534.10
                                               (b) $117.53  $216.85  $270.06  $534.10
                                               (c)  $54.50  $162.77  $270.06  $534.10
OTC Fund.....................................  (a) $117.53  $216.85  $306.15  $534.10
                                               (b) $117.53  $216.85  $270.06  $534.10
                                               (c)  $54.50  $162.77  $270.06  $534.10

--------------------------------------------------------------------------------

SUBACCOUNT                                        1 YEAR   3 YEARS  5 YEARS 10 YEARS
---------------------------------------------------------------------------------------
U.S. Government Money Market Fund............  (a) $114.91  $209.44  $294.55  $514.58
                                               (b) $114.91  $209.44  $258.52  $514.58
                                               (c)  $51.90  $155.40  $258.52  $514.58

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and
 Information Portfolio (Class 2) ............  (a) $114.81  $209.15  $294.11  $513.82
                                               (b) $114.81  $209.15  $258.07  $513.82
                                               (c)  $51.80  $155.12  $258.07  $513.82
Seligman Global Technology Portfolio
  (Class 2) .................................  (a) $118.44  $219.40  $310.13  $540.73
                                               (b) $118.44  $219.40  $274.02  $540.73
                                               (c)  $55.40  $165.30  $274.02  $540.73

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II...................  (a) $114.01  $206.87  $290.51  $507.71
                                               (b) $114.01  $206.87  $254.49  $507.71
                                               (c)  $51.00  $152.85  $254.49  $507.71

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II................  (a) $115.01  $209.72  $295.00  $515.34
                                               (b) $115.01  $209.72  $258.96  $515.34
                                               (c)  $52.00  $155.69  $258.96  $515.34

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund..........................  (a) $114.91  $209.44  $294.55  $514.58
                                               (b) $114.91  $209.44  $258.52  $514.58
                                               (c)  $51.90  $155.40  $258.52  $514.58
Worldwide Emerging Markets Fund..............  (a) $115.82  $212.01  $298.58  $521.40
                                               (b) $115.82  $212.01  $262.53  $521.40
                                               (c)  $52.80  $157.96  $262.53  $521.40
Worldwide Hard Assets Fund...................  (a) $114.51  $208.30  $292.76  $511.54
                                               (b) $114.51  $208.30  $256.73  $511.54
                                               (c)  $51.50  $154.27  $256.73  $511.54
Worldwide Real Estate Fund...................  (a) $118.04  $218.27  $308.36  $537.79
                                               (b) $118.04  $218.27  $272.26  $537.79
                                               (c)  $55.00  $164.18  $272.26  $537.79

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY
--------------------------------------------------------------------------------

THE COMPANY

  Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.


  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is a financial services holding company that provides investment, insurance and lending products through its subsidiaries and a nationwide network of insurance agents and financial advisors.


THE CONSECO ADVANTAGE STRATEGY ANNUITY CONTRACT

  This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract is in the ANNUITY PERIOD.

  The contract benefits from tax deferral. TAX DEFERRAL means that you are not taxed on any earnings or appreciation on the assets in your contract until you take money out of your contract.

  The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

  You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

PURCHASE

PURCHASE PAYMENTS

  A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum purchase payment we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. The maximum of total purchase payments is $2,000,000 without our prior approval.

  You can make additional purchase payments of $500 or more to a non-qualified contract and $50 or more to a qualified contract. If you select the automatic payment check option or electronic funds transfer (EFT), you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

ALLOCATION OF PURCHASE PAYMENTS

  You control where your purchase payments are invested. When you purchase a contract, we will allocate your purchase payment as you direct to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment options (investment portfolios and fixed account) at any one time. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

  Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

FREE LOOK

  If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. However, our insurance charges will have been deducted. On the day we receive your request at our administrative office, we will return the value of your contract. In some states, we may be

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required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS


  The contract offers 58 subaccounts, each of which invests exclusively in an INVESTMENT PORTFOLIO listed below. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios might not meet their investment objectives. Additional investment portfolios may be available in the future.

  You should read the prospectuses for these portfolios carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (866) 590-2255. See Appendix A which contains a summary of the investment objectives and strategies for each portfolio.

  The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.


  A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

THE ALGER AMERICAN FUND
  Managed by Fred Alger Management, Inc.
  o Alger American Growth Portfolio
  o Alger American Leveraged AllCap Portfolio
  o Alger American MidCap Growth Portfolio
  o Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Managed by American Century Investment Management, Inc.
  o VP Income & Growth Fund
  o VP International Fund
  o VP Value Fund


BERGER INSTITUTIONAL PRODUCTS TRUST
  Managed by Berger Financial Group LLC
  o Berger IPT--Growth Fund
  o Berger IPT--International Fund
  o Berger IPT--Large Cap Growth Fund
  o Berger IPT--Small Company Growth Fund



CONSECO SERIES TRUST
  Managed by Conseco Capital Management, Inc.
  o Balanced Portfolio
  o Conseco 20 Focus Portfolio
  o Equity Portfolio
  o Fixed Income Portfolio
  o Government Securities Portfolio
  o High Yield Portfolio
  o Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
  Managed by The Dreyfus Corporation
  Sub-Advised by NCM Capital Management Group, Inc.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
  Managed by The Dreyfus Corporation and Mellon Equity Associates


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
  Managed by The Dreyfus Corporation
  o Dreyfus VIF--Disciplined Stock Portfolio
  o Dreyfus VIF--International Value Portfolio


FEDERATED INSURANCE SERIES
  Managed by Federated Investment Management Company
  o Federated High Income Bond Fund II (Primary Shares)
  o Federated Utility Fund II
  Managed by Federated Global Investment Management Corp.
  o Federated International Equity Fund II
  o Federated International Small Company Fund II


FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  Managed by U.S. Bancorp Asset Management, Inc.
  o First American Large Cap Growth Portfolio
  o First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  Managed by INVESCO Funds Group, Inc.
  o INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
  o INVESCO VIF--Financial Services Fund
  o INVESCO VIF--Health Sciences Fund



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                                                                  2002 Account I
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  o INVESCO VIF--High Yield Fund
  o INVESCO VIF--Real Estate Opportunity Fund
  o INVESCO VIF--Technology Fund
  o INVESCO VIF--Telecommunications Fund


JANUS ASPEN SERIES
  Managed by Janus Capital Management LLC
  o Aggressive Growth Portfolio (Institutional Shares)
  o Growth Portfolio (Service Shares)
  o Worldwide Growth Portfolio (Service Shares)


LAZARD RETIREMENT SERIES, INC.
  Managed by Lazard Asset Management
  o Lazard Retirement Equity Portfolio
  o Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
  Managed by Lord, Abbett & Co.
  o Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Managed by Neuberger Berman Management, Inc.
  o Limited Maturity Bond Portfolio
  o Midcap Growth Portfolio
  o Partners Portfolio


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
  Managed by Pioneer Investment Management, Inc.
  o Pioneer Equity Income VCT Portfolio
  o Pioneer Europe VCT Portfolio
  o Pioneer Fund VCT Portfolio


RYDEX VARIABLE TRUST
  Managed by Rydex Global Advisors
  o Nova Fund
  o OTC Fund
  o U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
  Managed by J. & W. Seligman & Co. Incorporated
  o Seligman Communications and Information Portfolio (Class 2 Shares)
  o Seligman Global Technology Portfolio (Class 2 Shares)

STRONG OPPORTUNITY FUND II, INC.
  Advised by Strong Capital Management, Inc.
  o Strong Opportunity Fund II


STRONG VARIABLE INSURANCE FUNDS, INC.
  Advised by Strong Capital Management, Inc.
  o Strong Mid Cap Growth Fund II


VAN ECK WORLDWIDE INSURANCE TRUST
  Managed by Van Eck Associates Corporation
  o Worldwide Bond Fund
  o Worldwide Emerging Markets Fund
  o Worldwide Hard Assets Fund
  o Worldwide Real Estate Fund

  Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

  We may enter into certain arrangements under which we are reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the portfolios.

THE FIXED ACCOUNT

  You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

  During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

  We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION


  It may be necessary to discontinue one or more of the investment portfolios or substitute a new portfolio for one of the investment portfolios you have selected. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of our intent to do this. We will obtain prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

  You can transfer money among the fixed account and the investment portfolios. Currently, you can allocate money to up to 15 investment options at any one time.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the fixed account, and to or from any investment portfolio. You have to send us a written request to make a transfer. The following apply to any transfer during the accumulation period:

  1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

  2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

  3. You must leave at least $500 in each investment portfolio you are transferring from or the fixed account after you make a transfer unless the entire amount is being transferred.

  4. Transfers out of the fixed account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

  5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

     a.   the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

  6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

  TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following rules also apply to any transfer during the annuity period:

  1. You may make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.

  2. The minimum amount which you can transfer is $500 or your entire value in an investment portfolio.

  3. You must leave at least $500 in each investment portfolio you are transferring from after a transfer unless the entire amount is being transferred.

  4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

  5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

  TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

  This product is not designed for professional market timing strategies by third parties. We reserve the right to modify the transfer privileges described above.

EXCESSIVE TRADING LIMITS


  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner, or a third party advisor acting under a Limited Power of Attorney, if:


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                                                                  2002 Account I
                                                                VARIABLE ANNUITY
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o    we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

o we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

  We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

DOLLAR COST AVERAGING PROGRAM

  The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

  All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

  If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. This program may vary by state.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

  Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


  EXAMPLE: Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.


ASSET ALLOCATION PROGRAM

  We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into

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an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.


  Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

  Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

  You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis. There is no charge for this program.

EXPENSES

  There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

  Each day, we make a deduction for our insurance charges. The insurance charges do not apply to amounts allocated to the fixed account. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in the investment portfolios if you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit. We may increase the insurance charges for your contract up to 1.65%.

  If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. We may increase the insurance charges for your contract up to 2.15%.

  If, at the time of application, you select the guaranteed minimum death benefit and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 2.65%.

  The insurance charges are for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. These charges are included in part of our calculation of the value of the accumulation units and the annuity units. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from these charges.

  If, at the time of application, you select the Earnings Protection Benefit rider we will deduct a charge each contract year as described below.

EARNINGS PROTECTION BENEFIT RIDER

  If, at the time of application, you select the Earnings Protection Benefit rider ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" below.) Depending on your choice you will be charged as follows:

For Base Benefit:       0.25% of contract value as of
                        the Contract anniversary date

For Optional Benefit:   0.01% of contract value as of the
(Current Charge)        Contract Anniversary date for each 1% of optional
                        coverage elected.

For Optional Benefit:   0.02% of contract value as of
(Maximum Charge)        the Contract Anniversary date for each 1% of optional
                        coverage elected.

  If you make a full surrender or upon the death of the owner on other than the contract anniversary, we will deduct the charge for the EPB on a pro rata basis for the period from the last contract anniversary until the date of the full surrender or the date we receive due proof of death of the owner. We recommend you consult your tax advisor before your purchase this rider.

CONTRACT MAINTENANCE CHARGE

  During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 (this charge can be increased up to a maximum of $60 per contract per year) from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract.

  We do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. If, when you begin to receive annuity payments, the annuity date is a different date than your contract anniversary we will deduct the full

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contract maintenance charge on the annuity date unless the contract value on the annuity date is $50,000 or more.

  The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.
  No contract maintenance charge is deducted during the annuity period.

CONTINGENT DEFERRED SALES CHARGE
  During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, you will have to pay a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

    NO. OF YEARS         CONTINGENT
    FROM RECEIPT OF    DEFERRED SALES
    PURCHASE PAYMENT       CHARGE
    0-1.....................  7%
    2.......................  7%
    3.......................  6%
    4.......................  5%
    5.......................  4%
    6.......................  3%
    7.......................  2%
    8 and more..............  0%

  Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.


  For tax purposes, withdrawals from non-qualified contracts are generally considered to have come from earnings first.


  FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

o    10% of the value of your contract (on a non-cumulative basis);

o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

o the total of your purchase payments that have been in the contract for more than 7 complete years.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

o    your contract has been in force for at least 1 year;

o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

o your employment was involuntarily terminated by your employer; and o you certify to us in writing that you are still unemployed when you make the withdrawal request. othis benefit may be used by only one person including in the case of joint owners.

This benefit may not be available in your state.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR NURSING CARE CONFINEMENT.
Once per contract year, we will allow an additional free withdrawal of up to 10% of your contract value if:

o you are confined in a qualified nursing care center (as defined in the rider to the contract) for 90 consecutive days;

o    confinement begins after the first contract year;

o confinement is prescribed by a qualified physician and is medically necessary;

o request for this benefit is made during confinement or within 60 days after confinement ends; and

o    we receive proof of confinement.

This benefit may be used by only one person including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

This benefit may not be available in your state.

  WAIVER OF CONTINGENT DEFERRED SALES CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your contract value after a qualified physician (as defined in the rider to the contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).


o to qualify, the diagnosis and notice must occur after the first contract year ends.
                                                                              27

--------------------------------------------------------------------------------


o this benefit is not available if you have a terminal illness on the date the contract is issued. All other limitations under the contract apply.

o this benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.


This benefit may not be available in your state.

With respect to the unemployment, nursing care confinement and terminal illness waiver of contingent deferred sales charge benefits, if the contract is owned by joint owners, these benefits apply to either owner. If the contract is owned by a non-natural person, then these benefits apply to the annuitant.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

  We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

  You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity period are free.

  The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

  Transfers made at the end of the Free Look Period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

  We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

  There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

CONTRACT VALUE


  Your contract value is the sum of your interest in the various investment portfolios and the fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolio(s) you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an ACCUMULATION UNIT. During the annuity period of your contract we call the unit an ANNUITY UNIT. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.


ACCUMULATION UNITS

  Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous business day by a factor for the current business day. The factor is determined by:

  1. dividing the value of an investment portfolio share at the end of the current business day (and any charges for taxes) by the value of an investment portfolio share for the previous business day; and

  2. subtracting the daily amount of the insurance charges.

  The value of an accumulation unit may go up or down from business day to business day.

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                                                                  2002 Account I
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  When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract. Whenever we use an accumulation unit value, it will be based on the value next determined after receipt of the request or the purchase payment.

  We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

  EXAMPLE: On Wednesday, we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

  You can have access to the money in your contract:

o    by making a withdrawal (either a partial or a complete withdrawal);

o    by electing to receive annuity payments; or

o    when a death benefit is paid to your beneficiary.

  In general, withdrawals can only be made during the accumulation period.

  When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

  You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

  Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.

  Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

SYSTEMATIC WITHDRAWAL PROGRAM

  The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. All systematic withdrawals will be withdrawn from the fixed account and the investment portfolios on a pro-rata basis, unless you instruct us otherwise. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not have any charge for this program, however, the withdrawals may be subject to a contingent deferred sales charge.


  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.


SUSPENSION OF PAYMENTS OR TRANSFERS

  We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

 We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


  If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.


DEATH BENEFIT
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UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

  If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD
  If death occurs prior to age 80, the amount of the death benefit will be the greater of:

  (1) the value of your contract as of the business day we receive proof of death and a payment election; or

  (2) the total purchase payments you have made, less any partial withdrawals and contingent deferred sales charges.

  If you are age 80 or over, the death benefit will be equal to the value of your contract as of the business day we receive proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

  For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit. Under this option, if you die before age 80, the death benefit will be the greater of:

  (1) the total purchase payments you have made, less all partial withdrawals, contingent deferred sales charges and any applicable premium taxes;

  (2) the value of your contract as of the business day we receive proof of death and a payment election; or

  (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

  Adjusted partial withdrawal means:

o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

o the amount of the death benefit just before the partial withdrawal; divided by

o    the value of your contract just before the partial withdrawal.

  If death occurs at age 80 or later, the death benefit will be the greater of:
(1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawals.

  If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

  This benefit may not be available in your state.


EARNINGS PROTECTION BENEFIT

  The EPB is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the contract. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any death benefit under the Base Contract or any other rider. Withdrawals from the Base Contract will reduce the rider's death benefit(s). No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to non-qualified contracts. We recommend that you consult your tax advisor before you purchase this rider.

BASE DEATH BENEFIT


  Upon the death of Owner, we will pay an additional death benefit in an amount equal to 50% (30% if the owner was between the ages of 70 and 75 when we issued the contract) of the Eligible Gain to the Beneficiary upon our receipt of due proof of death of the Owner at our administrative office.


OPTIONAL DEATH BENEFIT


  If Owner death occurs after the fifth Contract Year and the optional death benefit is selected, We will pay in addition to the rider's base death benefit an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.


ELIGIBLE GAIN


Is the least of:

o    The Contract Gain; or

o If death occurs during the first Contract Year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

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o    If death occurs after the first Contract Year has elapsed, all Purchase
     Payments applied to the Base Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Base Contract.


EQUIVALENCY WITHDRAWAL


  The Equivalency Withdrawal is:

o    The partial withdrawal amount; divided by

o    The Contract Value prior to the withdrawal; multiplied by

o    The sum of all Purchase Payments less all prior Equivalency Withdrawals.


OPTIONAL COVERAGE PERCENTAGE


  The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.


CONTRACT GAIN


  The Contract Value less the sum of Purchase Payments reduced by Equivalency Withdrawals.


OPTIONAL GAIN


  The Optional Gain is:

o    The Optional Coverage Percentage; multiplied by

o The Initial Purchase Payment less Equivalency Withdrawals (from the Initial Purchase Payment); less

o Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract Value.


This benefit may not be available in your state.


TERMINATION


  The EPB rider terminates and charges and benefits automatically end on the earliest of:


  o   The Annuity Date; or

  o   Full surrender; or

  o   Death of the Owner; or

  o   Transfer of ownership

  The Company may terminate this Rider if necessary to comply with applicable state and federal regulations.


  The EPB rider is not available in conjunction with qualified plans.

  See Appendix C for Examples of how this benefit works.


  This benefit may not be available in your state.

  The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk which is borne by the beneficiary.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of the death of the owner or a joint owner during the accumulation period.

  OPTION 1--lump sum payment of the death benefit; or


  OPTION 2--the payment of the entire death benefit within 5 years of the date of death of the owner or joint owner; or


  OPTION 3--payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

  Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

  Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

  o continue the contract in his or her own name at the then current contract value;

  o elect a lump sum payment of the death benefit; or

  o apply the death benefit to an annuity option.

  If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

  If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's death during the annuity period, the beneficiary becomes the owner. Upon the death of any joint owner during the annuity period, the surviving owner, if any, will

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be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

DEATH OF ANNUITANT

  If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. A change of annuitant by the owner may result in a taxable event. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

  Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

  Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the date on which those payments begin. We call that date the ANNUITY DATE. Your annuity date cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The Annuitant is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the existing annuity date by providing us with a written request.

  You can also choose among income plans. We call those ANNUITY OPTIONS. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the existing annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

  During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

  If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

  1) The value of your contract in the investment portfolio(s) on the annuity date;

  2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

  3) The performance of the investment portfolio(s) you selected.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease. Using a higher AIR results in a higher initial annuity payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

  Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

  For an extra charge, you can elect the guaranteed minimum income benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

  Under the guaranteed minimum income benefit, a guaranteed minimum income benefit base will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

  1) the largest contract value on any contract anniversary; less

  2) any adjusted partial withdrawals.

  This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

  Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales

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charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit base just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

  The guaranteed minimum income benefit base after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or
(2) the guaranteed minimum income benefit base as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

  If you elect this benefit, the following limitations will apply:

  o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2, Life Income With Period Certain, will be applied.

  o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

  o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

  o The annuity date selected must occur within 30 days following a contract anniversary.

  o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

  On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

  This benefit may not be available in your state.

ANNUITY OPTIONS

  You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

  OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

  OPTION 2. LIFE INCOME WITH PERIOD CERTAIN. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments after the annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

  OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

  OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments as long as either the annuitant or a joint annuitant is alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first monthly payment.

TAXES


  NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL discussion OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL


  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


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  DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

  OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

  NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  o made on or after the taxpayer reaches age 59 1/2;

  o made on or after the death of an owner;

  o attributable to the taxpayer's becoming disabled; or

  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a


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Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

  ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit rider and charges for the Optional Guaranteed Minimum Death and Income Benefits under the Contract are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

  INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in recently proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

  ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax

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may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

  OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


PERFORMANCE

  We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable

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contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio.

  For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

  We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION


LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Conseco Variable nor Conseco Equity Sales, Inc. is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.


THE SEPARATE ACCOUNT

  We established a separate account, Conseco Variable Annuity Account I (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

  The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

  The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

  Conseco Equity Sales, Inc. (CES), 11815 North Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.


  Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to 8.5% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

  OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

  JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

  The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

  You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in

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accordance with the contract before we receive notice of the assignment. AN
ASSIGNMENT MAY BE A TAXABLE EVENT.


  If the contract is a qualified contract, there are limitations on your ability to assign the contract.

INTERNAL APPEALS PROCEDURES


  The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, beneficiary or assignee of the contract.

APPEAL OF FINAL DECISION

  o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

  o Your request should contain the reason for the appeal and any supporting evidence or documentation;

  o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;


  o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;


  o If requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

  o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

  o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

  o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.

  These procedures may not be available in your state.

FINANCIAL STATEMENTS


  Our financial statements have been included in the Statement of Additional Information and should be considered only as a bearing upon the ability of the Company to meet its obligations under the Contract.





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APPENDIX A--PARTICIPATING INVESTMENT PROGRAMS

  Below is a summary of the investment objectives and strategies of each investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

  The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

THE ALGER AMERICAN FUND

  The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO


  The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


  The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


  The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


  American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:


VP INCOME & GROWTH FUND


  The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.


VP INTERNATIONAL FUND


  The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND


  The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.


BERGER INSTITUTIONAL PRODUCTS TRUST


  Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC is the investment advisor for the Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund, the Berger IPT-Small Company Growth Fund, and the Berger IPT-International Fund. Berger Financial Group LLC has delegated daily management of the Berger IPT-International Fund to the Bank of Ireland Asset Management (U.S.) Limited (BIAM) as sub-advisor. The following companies provide investment management and administrative services to the Funds. Berger Financial Group LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger Financial Group LLC has been in the investment advisory business since 1974. When acting as investment advisor, Berger Financial Group LLC is responsible for managing the investment operations of the Funds. Berger Financial Group LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT-International Fund.

BERGER IPT-GROWTH FUND

  The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily


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invests in the common stocks of established companies with the potential for growth.


BERGER IPT--INTERNATIONAL FUND


  The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.


BERGER IPT--LARGE CAP GROWTH FUND


  The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of large, well-established companies that have the potential for growth.


BERGER IPT--SMALL COMPANY GROWTH FUND

  The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

CONSECO SERIES TRUST

  Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

BALANCED PORTFOLIO

  The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

CONSECO 20 FOCUS PORTFOLIO

  The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

  The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

FIXED INCOME PORTFOLIO


  The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.


GOVERNMENT SECURITIES PORTFOLIO

  The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

HIGH YIELD PORTFOLIO

  The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

MONEY MARKET PORTFOLIO

  The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

  The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.


  The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)

  The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the Fund is The Dreyfus Corporation. The following portfolios are available under the Contract:


DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO


  The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and


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income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.


DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO


  The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.


FEDERATED INSURANCE SERIES


  Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

  The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

  The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.


FEDERATED INTERNATIONAL SMALL COMPANY FUND II


  The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.


FEDERATED UTILITY FUND II


  The Federated Utility Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:


FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO


  First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.


FIRST AMERICAN MID CAP GROWTH PORTFOLIO


  First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:


INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)

  The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.


INVESCO VIF--FINANCIAL SERVICES FUND


  The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.


INVESCO VIF--HEALTH SCIENCES FUND


  The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.


INVESCO VIF--HIGH YIELD FUND


  The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.


INVESCO VIF--REAL ESTATE OPPORTUNITY FUND


  The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").


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INVESCO VIF--TECHNOLOGY FUND


  The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.


INVESCO VIF--TELECOMMUNICATIONS FUND


  The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

JANUS ASPEN SERIES

  Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO (SERVICE SHARES)

  The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES)

  The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.


LAZARD RETIREMENT SERIES, INC.


  Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:


LAZARD RETIREMENT EQUITY PORTFOLIO


  The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LAZARD RETIREMENT SMALL CAP PORTFOLIO


  The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


LORD ABBETT SERIES FUND, INC.

  Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO


  The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO


  The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.


MIDCAP GROWTH PORTFOLIO


  The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.


PARTNERS PORTFOLIO


  The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:


PIONEER EQUITY INCOME VCT PORTFOLIO

  The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.


PIONEER EUROPE VCT PORTFOLIO

  The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

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PIONEER FUND VCT PORTFOLIO

  The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

RYDEX VARIABLE TRUST

  Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

NOVA FUND

  The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND


  The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


U.S. GOVERNMENT MONEY MARKET FUND

  The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

  Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)


  The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.


SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)


  The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.


STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:


STRONG OPPORTUNITY FUND II

  The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:


STRONG MID CAP GROWTH FUND II

  The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


VAN ECK WORLDWIDE INSURANCE TRUST

  Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND


  The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.


WORLDWIDE EMERGING MARKETS FUND


  The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.


WORLDWIDE HARD ASSETS FUND


  The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities".


WORLDWIDE REAL ESTATE FUND

  The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

--------------------------------------------------------------------------------

APPENDIX B--ACCUMULATION UNIT VALUES

  The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the Subaccounts of the Separate Account Investing In the funds for the periods Indicated. The Information Is derived from the financial statements of the Separate Account.


  Each Subaccount has 3 sets of accumulation unit values that reflect the 3 levels of insurance charges under the Contract. The accumulation unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and Rider charges.


                                STANDARD CONTRACT

                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period .......................                   $14.638      N/A      N/A      N/A      N/A
Accumulation unit value at end of period .............................                   $13.409      N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period ............                     1,511      N/A      N/A      N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period .......................                   $17.259      N/A      N/A      N/A      N/A
Accumulation unit value at end of period .............................                   $16.041      N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period ............                        38      N/A      N/A      N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period .......................                   $16.518      N/A      N/A      N/A      N/A
Accumulation unit value at end of period .............................                   $15.987      N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period ............                     1,236      N/A      N/A      N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ....................                       $8.768      N/A      N/A      N/A      N/A
Accumulation unit value at end of period ..........................                       $7.901      N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period .........                          298      N/A      N/A      N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INCOME & GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ....................                      $11.901      N/A      N/A      N/A      N/A
Accumulation unit value at end of period ..........................                      $11.178      N/A      N/A      N/A      N/A
Number of accumulation units outstanding at end of period .........                      284          N/A      N/A      N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ....................                      $11.688      N/A     N/A      N/A       N/A
Accumulation unit value at end of period ..........................                      $10.295      N/A     N/A      N/A       N/A
Number of accumulation units outstanding at end of period .........                           17      N/A     N/A      N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ....................                      $12.477      N/A     N/A      N/A       N/A
Accumulation unit value at end of period ..........................                      $12.947      N/A     N/A      N/A       N/A
Number of accumulation units outstanding at end of period .........                       11,092      N/A     N/A      N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ....................                      $9.883       N/A     N/A      N/A       N/A
Accumulation unit value at end of period ..........................                      $8.513       N/A     N/A      N/A       N/A
Number of accumulation units outstanding at end of period .........                       7,461       N/A     N/A      N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY


                                STANDARD CONTRACT

                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.708       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.751       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.196       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.448       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.959       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.184       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           5,829       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.901       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.213       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             521       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $5.912       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $4.481       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           6,048       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $15.065       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.344       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             289       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.622       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.869       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,817       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.327       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.620       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             172       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.506       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.400       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          52,447       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.392       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.471       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          47,317       N/A      N/A     N/A       N/A

                                STANDARD CONTRACT


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.878       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.534       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              30       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $12.046       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.166       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          13,989       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.414       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.604       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             207       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.482       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.657       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             362       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.026       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.963       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           8,243       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.194       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.094       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.517       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.899       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  UTILITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.725       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.723       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             274       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS. INC.:  LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.409       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.289       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.711       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.493       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - CORE EQUITY FUND (FORMERLY
EQUITY INCOME FUND)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.443       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.836       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             150       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY


                                STANDARD CONTRACT


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.430       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.691       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          12,774       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.365       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.226       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          10,400       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.372       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.489       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.259       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.110       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          54,233       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.094       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.236       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           8,547       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TELECOMMUNICATIONS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.264       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.772       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.934       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.477       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             727       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  GROWTH PORTFOLIO - (SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.008       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.123       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           4,056       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.019       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.500       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             168       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.548       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.498       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $12.638       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.478       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          48,547       N/A      N/A     N/A       N/A

                                STANDARD CONTRACT


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.617       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.071       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             519       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.219       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.561       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          47,138       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.889       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.610       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           6,913       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.499       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.131       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EQUITY INCOME PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.594       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.155       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,334       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.035       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.508       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  PIONEER FUND PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.441       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.766       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           4,038       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  NOVA FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.201       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.405       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          19,043       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  OTC FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $17.973       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $15.102       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          10,705       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.025       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.040       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           4,685       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $6.165       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.742       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           8,224       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY


                                STANDARD CONTRACT

                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $5.836       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.162       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                          11,243       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.:  STRONG OPPORTUNITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $15.154       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.455       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,089       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:  STRONG MID CAP GROWTH FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $16.521       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.423       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           5,537       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.264       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.409       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              21       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $7.544       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.382       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             137       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.820       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.170       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             826       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.353       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.150       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             669       N/A      N/A     N/A       N/A

                            CONTRACT WITH GMDB OPTION


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.564       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.321       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $17.173       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $15.936       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             118       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $16.435       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $15.883       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              81       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.724       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.849       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INCOME & GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.841       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.105       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              55       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.630       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.228       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $12.415       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.863       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             641       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.833       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.458       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.654       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.687       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.125       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.367       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY


                            CONTRACT WITH GMDB OPTION

                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.889       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.111       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.831       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.127       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $5.891       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $4.459       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.989       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.251       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.564       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.792       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,779       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.270       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.544       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.469       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.348       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.335       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.397       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             635       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.818       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.465       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             172       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.985       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.093       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             719       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.362       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.541       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

                            CONTRACT WITH GMDB OPTION


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.429       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.594       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.981       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.905       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.127       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.021       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.512       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.883       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  UTILITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.676       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.666       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.404       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.272       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.705       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.475       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - CORE EQUITY FUND (FORMERLY
EQUITY INCOME FUND)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.385       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.765       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.424       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.671       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             835       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.360       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.205       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             758       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.330       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.440       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY

                            CONTRACT WITH GMDB OPTION


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.254       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.089       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.089       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.222       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TELECOMMUNICATIONS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.260       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.760       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.864       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.402       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  GROWTH PORTFOLIO - (SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.008       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.113       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,080       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.019       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.489       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             130       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.491       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.430       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $12.575       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.390       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              98       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.549       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.986       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.162       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.486       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.884       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.593       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

                            CONTRACT WITH GMDB OPTION


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.446       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.064       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EQUITY INCOME PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.580       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.128       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.022       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.485       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  PIONEER FUND PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.427       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.740       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  NOVA FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.155       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.348       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  OTC FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $17.910       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $15.026       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.019       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.020       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           9,907       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $6.143       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.713       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $5.815       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.136       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.:  STRONG OPPORTUNITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $15.078       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.361       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              88       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:  STRONG MID CAP GROWTH FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $16.428       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.336       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY


                            CONTRACT WITH GMDB OPTION


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.217       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.348       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $7.506       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.334       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.776       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.117       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.301       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.084       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

                        CONTRACT WITH GMDB & GMIB OPTIONS


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.491       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.235       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             558       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  LEVERAGED ALLCAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $17.087       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $15.833       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,414       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $16.352       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $15.779       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:  SMALL CAPITALIZATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.680       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.798       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INCOME & GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.782       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.033       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             282       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.571       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.161       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  VP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $12.352       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.779       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             610       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.784       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.402       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,679       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.600       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.624       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.054       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.287       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             264       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY

                        CONTRACT WITH GMDB & GMIB OPTIONS

                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:  SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.819       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.038       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,446       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.762       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.042       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,099       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  CONSECO 20 FOCUS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $5.870       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $4.436       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,324       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $14.914       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.158       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,039       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.506       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.715       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           3,472       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.213       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.469       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           3,266       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.432       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.296       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:  MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.278       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.323       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,033       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.759       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.397       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             569       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.925       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.021       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             508       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:  DISCIPLINED STOCK PORTFOLIO (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.310       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.479       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             167       N/A      N/A     N/A       N/A

                        CONTRACT WITH GMDB & GMIB OPTIONS


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: INTERNATIONAL VALUE PORTFOLIO (INITIAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.377       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.531       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  HIGH INCOME BOND FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.935       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.847       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1.090       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL EQUITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.061       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.950       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  INTERNATIONAL SMALL COMPANY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.507       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.867       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  UTILITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.627       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.610       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.399       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.256       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:  MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.701       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.458       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - CORE EQUITY FUND (FORMERLY
EQUITY INCOME FUND)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.328       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.695       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             358       N/A      N/A     N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.419       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.652       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.354       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.185       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                              12       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.288       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.392       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,177       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY



                        CONTRACT WITH GMDB & GMIB OPTIONS


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.248       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.069       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.084       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.207       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,497       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.:  INVESCO VIF - TELECOMMUNICATIONS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.256       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.748       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.794       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.328       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             411       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  GROWTH PORTFOLIO - (SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.008       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.102       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,155       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  WORLDWIDE GROWTH PORTFOLIO - (SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.019       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.478       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             997       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.433       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.362       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,624       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:  SMALL CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $12.512       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.303       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           4,634       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:  GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.481       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $12.902       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,997       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $11.107       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.411       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,027       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.879       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.575       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,641       N/A      N/A     N/A       N/A

                        CONTRACT WITH GMDB & GMIB OPTIONS


                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:  PARTNERS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.394       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.999       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EQUITY INCOME PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.565       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.100       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,092       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  EUROPE PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.010       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.462       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  PIONEER FUND PORTFOLIO (CLASS II SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.412       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.714       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  NOVA FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $13.108       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $11.291       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,998       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  OTC FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $17.847       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.951       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,663       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.014       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.000       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $6.121       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.684       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,587       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:  GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $5.794       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $5.110       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           4,973       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.:  STRONG OPPORTUNITY FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $15.002       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $14.267       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           2,119       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:  STRONG MID CAP GROWTH FUND II
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $16.356       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $13.249       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                           1,940       N/A      N/A     N/A       N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY


                         CONTRACT WITH GMDB & GMIB RIDER

                                                                                           2001      2000     1999    1998      1997
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $9.171       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $9.287       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             769       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE EMERGING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $7.468       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $7.286       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                          $8.732       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                          $8.064       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                               0       N/A      N/A     N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:  WORLDWIDE REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning of period ................                         $10.249       N/A      N/A     N/A       N/A
Accumulation unit value at end of period ......................                         $10.018       N/A      N/A     N/A       N/A
Number of accumulation units outstanding at end of period .....                             516       N/A      N/A     N/A       N/A

APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

  The following examples demonstrate how the Earnings Protection Benefit rider base and optional death benefits are calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.


MARKET INCREASE EXAMPLE

  The Contract Value as of the date we receive due proof of death of the Owner is $150,000. The following benefits would be payable by the rider:

Base Death Benefit
Contract Value = .....................................................  $150,000
Sum of all Purchase Payments reduced by Equivalency
  Withdrawals = ......................................................  $125,000
Contract Gain = ......................................................   $25,000
All Purchase Payments applied to the Base Contract except
  Purchase Payments applied within 12 months prior to the
  date of death, reduced by all Equivalency Withdrawals
  during the life of the Base Contract = .............................  $125,000

Eligible Gain = Lesser of $25,000 or $125,000 = ......................   $25,000

Base Death Benefit = 50% x Eligible Gain = ...........................   $12,500

Optional Death Benefit (paid in addition to the base death
  benefit) Optional Coverage Percentage = ............................       40%
Initial Purchase Payment less Equivalency Withdrawals = ..............  $100,000
Sum of all Purchase Payments reduced by withdrawals, less
  Contract Value, when the sum of all Purchase Payments
  reduced by Withdrawals is greater than Contract Value = ............       N/A

Optional Gain = (40% x $100,000) = ...................................   $40,000

Optional Death Benefit = 50% x Optional Gain = .......................   $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 = ......   $32,500

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY




MARKET DECREASE EXAMPLE
  The Contract Value as of the date we receive due proof of death of the Owner is $104,000. The following benefits would be payable by the rider:

Base Death Benefit
Contract Value = ...................................................... $104,000
Sum of all Purchase Payments reduced by Equivalency
  Withdrawals = ....................................................... $125,000
Contract Gain = .......................................................       $0
All Purchase Payments applied to the Base Contract except
  Purchase Payments applied within 12 months prior to the
  date of death, reduced by all Equivalency Withdrawals
  during the life of the Base Contract = .............................. $125,000
Eligible Gain = Lesser of $0 or $125,000 = ............................       $0
Base Death Benefit = 50% x Eligible Gain = ............................       $0

Optional Death Benefit (paid in addition to the base death benefit)
Optional Coverage Percentage = ........................................      40%
Initial Purchase Payment less Equivalency Withdrawals = ............... $100,000
Sum of all Purchase Payments reduced by withdrawals, less
  Contract Value, when the sum of all Purchase Payments
  reduced by Withdrawals is greater than Contract Value =
  $125,000 - $104,000 = ...............................................  $21,000

Optional Gain = 40% x $100,000 - $21,000 = ............................  $19,000

Optional Death Benefit = 50% x Optional Gain = ........................   $9,500

Total Death Benefit provided by the rider = $0 + $9,500 = .............   $9,500

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Calculations
Annuity Provisions
Independent Accountants
Legal Matters
Distribution
Financial Statements






.................................................................................
                             (cut along dotted line)


 If you would like a free copy of the Statement of Additional Information dated May 1, 2002 for this Prospectus, please complete this form, detach, and mail to:
                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032


 Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account I fixed and variable annuity at the following address:
          Name:
               --------------------------------------------------------
          Mailing Address:
                          ---------------------------------------------

          -------------------------------------------------------------
                                   Sincerely,



                                   (Signature)




                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 Account I
                                                                VARIABLE ANNUITY




                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT I

    ADMINISTRATIVE OFFICE: 11815 NORTH PENNSYLVANIA STREET, CARMEL, IN 46032
                        PHONE: (866) 590-2255 (TOLL FREE)


                                   MAY 1, 2002










This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Variable Annuity Account I (the "Separate Account"), dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (866) 590-2255.












                                                                          CV2020

                                TABLE OF CONTENTS



PERFORMANCE CALCULATIONS.......................................................1
   Calculation of Yield Quotations.............................................1
   Calculation of Total Return Quotations......................................2

INDEPENDENT ACCOUNTANTS.......................................................26

LEGAL MATTERS.................................................................27

DISTRIBUTION..................................................................27
   Reduction or Elimination of the Contingent Deferred Sales Charge...........27

FINANCIAL STATEMENTS..........................................................27

                            PERFORMANCE CALCULATIONS

CALCULATION OF YIELD QUOTATIONS


MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust. We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

         Current Yield  =  ((NCS-ES)/UV) X (365/7)

         Where:

         NCS = the net change in the value of the Money Market fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES = per unit charges deducted from the Subaccount for the 7-day period.

         UV =  the unit value on the first day of the 7-day period.




We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. We calculate the effective yield using the following formula:



         Effective Yield = (1 + ((NCS-ES)/UV))365/7 - 1


         Where:

         NCS = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES = per unit charges deducted from the hypothetical Subaccount for the 7-day period.

         UV =  the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                          -----------------------------
                                       CD

         Where:

         A = the net investment income earned during the period by the investment portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.


CALCULATION OF TOTAL RETURN QUOTATIONS


STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations. Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.


Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect Contract fees and charges including the deduction of surrender charges.


Average annual total return quotations are computed according to the following formula:

                                  P (1+T)n = ERV

         Where:
         P   = beginning hypothetical initial purchase payment of $1,000
         T   = average annual total return
         n   = number of years in period
         ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period, at the end of the one-, five- or 10-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the Subaccounts as of December 31, 2001 are shown in the following Tables.

>> Table 1 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges. This charge can be increased to 1.65%.

>> Table 2 shows the performance of a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges. This charge can be increased to 2.15%.

>> Table 3 shows the performance of a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges. This charge can be increased to 2.65%


All three Tables also reflect the deduction of the contingent deferred sales charge (surrender charge) of 7% during the first contract year (decreasing to 0% in the 8th contract year), and the deduction of the $30 contract maintenance charge. The $30 contract maintenance charge is reflected as an annual charge of 0.06%, based on average Contract Value during the 2001 calendar year of $49,343. The Tables do NOT show the effect of electing the earnings protection additional death benefit rider (and the deduction of its charge). Standard average annual total returns for the Subaccounts would be lower if the charge for this rider was reflected.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                            STANDARD DEATH BENEFIT CONTRACT
                 STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                              SURRENDER CHARGES DEDUCTED
                                          (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                           7/2/01          N/A          N/A          -15.08%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 7/2/01          N/A          N/A          -13.84%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                    7/2/01          N/A          N/A          -10.29%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             7/2/01          N/A          N/A          -16.47%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              7/2/01         N/A           N/A          -12.94%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                7/2/01         N/A           N/A          -18.35%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                        7/2/01         N/A           N/A           -3.83%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                            7/2/01         N/A           N/A          -20.14%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                     7/2/01         N/A           N/A          -15.59%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                  7/2/01         N/A           N/A          -18.71%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                              7/2/01         N/A           N/A          -25.73%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                        7/2/01          N/A          N/A          -11.89%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                7/2/01          N/A          N/A          -29.73%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          7/2/01          N/A          N/A          -11.73%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                    7/2/01          N/A          N/A           -5.34%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                           7/2/01          N/A          N/A           -4.91%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                      7/2/01          N/A          N/A           -8.25%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                7/2/01          N/A          N/A           -6.66%
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  (INITIAL SHARES)                                                7/2/01          N/A          N/A          -17.79%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              7/2/01          N/A          N/A          -14.08%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                            STANDARD DEATH BENEFIT CONTRACT
                 STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                              SURRENDER CHARGES DEDUCTED
                                          (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                7/2/01          N/A          N/A          -14.52%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                              7/2/01          N/A          N/A          -14.60%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                      7/2/01         N/A           N/A           -7.95%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                  7/2/01         N/A           N/A          -22.06%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                           7/2/01         N/A           N/A          -23.06%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               7/2/01         N/A           N/A          -16.85%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                 7/2/01         N/A           N/A          -18.30%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                   7/2/01         N/A           N/A          -18.90%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Core Equity
    (formerly Equity Income)                                      7/2/01         N/A           N/A          -12.23%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                               7/2/01         N/A           N/A          -13.89%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                  7/2/01         N/A           N/A           -8.55%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                       7/2/01         N/A           N/A          -17.08%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                          7/2/01         N/A           N/A           -8.66%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                       7/2/01         N/A           N/A          -26.23%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                               7/2/01         N/A           N/A          -35.26%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        7/2/01         N/A           N/A          -23.64%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         8/13/01        N/A           N/A          -15.49%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               8/13/01        N/A           N/A          -12.09%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        7/2/01         N/A           N/A          -15.74%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     7/2/01         N/A           N/A           -1.16%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               7/2/01         N/A           N/A          -11.03%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           7/2/01         N/A           N/A           -4.48%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   7/2/01         N/A           N/A          -19.29%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        7/2/01         N/A           N/A          -10.56%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       7/2/01         N/A           N/A          -11.56%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                              7/2/01         N/A           N/A          -13.34%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                7/2/01         N/A           N/A          -13.93%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 1
                                            STANDARD DEATH BENEFIT CONTRACT
                 STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                              SURRENDER CHARGES DEDUCTED
                                          (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                            7/2/01         N/A           N/A          -19.91%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                             7/2/01         N/A           N/A          -22.10%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market                                    7/2/01         N/A           N/A           -7.17%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information
    (Class 2 Shares)                                              7/2/01         N/A           N/A          -13.65%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                     7/2/01         N/A           N/A          -18.00%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                              7/2/01         N/A           N/A          -11.59%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           7/2/01         N/A           N/A          -24.69%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                  7/2/01         N/A           N/A           -5.85%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      7/2/01         N/A           N/A           -9.28%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                           7/2/01         N/A           N/A          -14.14%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           7/2/01         N/A           N/A           -9.13%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            7/2/01          N/A         N/A          -15.21%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                  7/2/01          N/A         N/A          -13.97%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     7/2/01          N/A         N/A          -10.42%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                              7/2/01          N/A         N/A          -16.59%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                               7/2/01         N/A          N/A          -13.07%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 7/2/01         N/A          N/A          -18.48%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         7/2/01         N/A          N/A           -3.97%
----------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             7/2/01         N/A          N/A          -20.26%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      7/2/01         N/A          N/A          -15.71%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   7/2/01         N/A          N/A          -18.83%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               7/2/01         N/A          N/A          -25.85%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         7/2/01          N/A         N/A          -12.02%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 7/2/01          N/A         N/A          -29.84%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                           7/2/01          N/A         N/A          -11.87%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     7/2/01          N/A         N/A           -5.49%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            7/2/01          N/A         N/A           -5.05%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       7/2/01          N/A         N/A           -8.38%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                 7/2/01          N/A         N/A           -6.80%
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A          -17.91%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                               7/2/01         N/A          N/A          -14.21%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 7/2/01         N/A          N/A          -14.64%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               7/2/01         N/A          N/A          -14.73%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       7/2/01         N/A          N/A           -8.09%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   7/2/01         N/A          N/A          -22.18%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            7/2/01         N/A          N/A          -23.18%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                                7/2/01         N/A          N/A          -16.98%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  7/2/01         N/A          N/A          -18.42%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    7/2/01         N/A          N/A          -19.02%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity
    (formerly Equity Income)                                       7/2/01         N/A          N/A          -12.36%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                7/2/01         N/A          N/A          -14.02%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   7/2/01         N/A          N/A           -8.69%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        7/2/01         N/A          N/A          -17.21%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           7/2/01         N/A          N/A           -8.80%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                        7/2/01         N/A          N/A          -26.34%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                                7/2/01         N/A          N/A          -35.36%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                         7/2/01         N/A          N/A          -23.76%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         8/13/01         N/A          N/A          -15.59%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               8/13/01         N/A          N/A          -12.19%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                         7/2/01         N/A          N/A          -15.87%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      7/2/01         N/A          N/A           -1.31%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                7/2/01         N/A          N/A           11.17%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            7/2/01         N/A          N/A           -4.62%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    7/2/01         N/A          N/A          -19.41%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         7/2/01         N/A          N/A          -10.70%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        7/2/01         N/A          N/A          -11.69%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               7/2/01         N/A          N/A          -13.47%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 7/2/01         N/A          N/A          -14.06%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova Fund                                                        7/2/01         N/A          N/A          -20.03%
----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                         7/2/01         N/A          N/A          -22.22%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                 7/2/01         N/A          N/A           -7.31%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information
    (Class 2 Shares)                                               7/2/01         N/A          N/A          -13.78%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      7/2/01         N/A          N/A           18.12%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               7/2/01         N/A          N/A          -11.72%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                            7/2/01         N/A          N/A           24.80%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   7/2/01         N/A          N/A           -5.99%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       7/2/01         N/A          N/A           -9.41%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            7/2/01         N/A          N/A          -14.27%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            7/2/01         N/A          N/A           -9.27%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 3
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                     STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            7/2/01          N/A         N/A          -15.34%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                  7/2/01          N/A         N/A           14.10%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     7/2/01          N/A         N/A          -10.55%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                              7/2/01          N/A         N/A          -16.72%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                               7/2/01          N/A         N/A          -13.20%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 7/2/01          N/A         N/A          -18.60%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         7/2/01          N/A         N/A           -4.12%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             7/2/01          N/A         N/A          -20.38%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      7/2/01          N/A         N/A          -15.84%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   7/2/01          N/A         N/A          -18.95%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               7/2/01          N/A         N/A          -25.96%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         7/2/01          N/A         N/A          -12.15%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 7/2/01          N/A         N/A          -29.94%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                           7/2/01          N/A         N/A          -12.00%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     7/2/01          N/A         N/A           -5.63%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            7/2/01          N/A         N/A           -5.19%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       7/2/01          N/A         N/A           -8.52%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                 7/2/01          N/A         N/A            6.94%
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  (INITIAL SHARES)                                                 7/2/01          N/A         N/A          -18.04%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                               7/2/01          N/A         N/A          -14.33%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 7/2/01          N/A         N/A          -14.77%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               7/2/01          N/A         N/A          -14.86%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       7/2/01         N/A          N/A           -8.22%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   7/2/01         N/A          N/A           22.29%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            7/2/01         N/A          N/A          -23.29%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                                7/2/01         N/A          N/A          -17.10%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  7/2/01         N/A          N/A          -18.55%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    7/2/01         N/A          N/A          -19.14%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity
    (formerly Equity Income)                                       7/2/01         N/A          N/A          -12.49%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                7/2/01         N/A          N/A          -14.15%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   7/2/01         N/A          N/A           -8.82%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        7/2/01         N/A          N/A          -17.33%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           7/2/01         N/A          N/A           -8.94%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                        7/2/01         N/A          N/A          -26.45%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                                7/2/01         N/A          N/A          -35.46%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                         7/2/01         N/A          N/A          -23.87%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         8/13/01         N/A          N/A          -15.69%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               8/13/01         N/A          N/A           12.30%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                         7/2/01         N/A          N/A          -15.99%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      7/2/01         N/A          N/A           -1.45%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                7/2/01         N/A          N/A          -11.30%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            7/2/01         N/A          N/A           -4.77%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    7/2/01         N/A          N/A          -19.53%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         7/2/01         N/A          N/A          -10.83%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        7/2/01         N/A          N/A          -11.82%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               7/2/01         N/A          N/A          -13.60%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 7/2/01         N/A          N/A          -14.19%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             7/2/01         N/A          N/A          -20.15%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              7/2/01         N/A          N/A          -22.34%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  7/2/01         N/A          N/A           -7.45%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information
    (Class 2 Shares)                                               7/2/01         N/A          N/A          -13.91%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      7/2/01         N/A          N/A          -18.24%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               7/2/01         N/A          N/A          -11.85%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                            7/2/01         N/A          N/A          -24.91%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 2
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                  STANDARD AVERAGE ANNUAL TOTAL RETURNS(1) FOR THE SUBACCOUNTS AS OF DECEMBER 31, 2001
                                               SURRENDER CHARGES DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   7/2/01         N/A          N/A           -6.13%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       7/2/01         N/A          N/A           -9.55%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            7/2/01         N/A          N/A          -14.40%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            7/2/01         N/A          N/A           -9.40%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.


NON-STANDARD TOTAL RETURN

We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" Tables, below. These non-standardized average annual total returns reflect the deduction of the insurance charges, but do not reflect the deduction of surrender charge or the contract maintenance charge. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or the contract maintenance charge.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


Non-standard Subaccount average annual total returns for the Subaccounts as of December 31, 2001 are shown in the following Tables.


>> Table 4 shows the performance of a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

>> Table 5 shows the performance of a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges.

>> Table 6 shows the performance of a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges.

The Tables do NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or the effect of electing the earnings protection additional death benefit rider. Non-standard Subaccount average annual total returns would be lower if these charges were deducted.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4
                                            STANDARD DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            7/2/01         N/A          N/A           -8.40%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                  7/2/01         N/A          N/A           -7.06%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     7/2/01         N/A          N/A           -3.22%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                              7/2/01         N/A          N/A           -9.90%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                               7/2/01         N/A          N/A           -6.08%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 7/2/01         N/A          N/A          -11.92%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         7/2/01         N/A          N/A            3.77%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             7/2/01         N/A          N/A          -13.86%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      7/2/01         N/A          N/A           -8.94%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   7/2/01         N/A          N/A          -12.31%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               7/2/01         N/A          N/A          -19.88%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         7/2/01         N/A          N/A           -4.94%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 7/2/01         N/A          N/A           24.20%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                           7/2/01         N/A          N/A            4.78%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     7/2/01         N/A          N/A            2.12%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            7/2/01         N/A          N/A            2.59%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       7/2/01         N/A          N/A           -1.01%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                 7/2/01         N/A          N/A            0.70%
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A          -11.32%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                               7/2/01         N/A          N/A           -7.31%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 7/2/01         N/A          N/A           -7.78%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               7/2/01         N/A          N/A           -7.87%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       7/2/01         N/A          N/A            0.70%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   7/2/01         N/A          N/A          -15.92%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            7/2/01         N/A          N/A          -17.00%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                                7/2/01         N/A          N/A          -10.30%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  7/2/01         N/A          N/A          -11.90%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4
                                            STANDARD DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    7/2/01         N/A          N/A          -12.55%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity
    (formerly Equity Income)                                       7/2/01         N/A          N/A           -5.31%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                7/2/01         N/A          N/A           -7.09%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   7/2/01         N/A          N/A           -1.34%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        7/2/01         N/A          N/A          -10.55%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           7/2/01         N/A          N/A           -1.46%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                        7/2/01         N/A          N/A          -20.42%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                                7/2/01         N/A          N/A          -30.16%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                         7/2/01         N/A          N/A          -17.64%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         8/13/01         N/A          N/A           -8.84%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               8/13/01         N/A          N/A           -5.18%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                         7/2/01         N/A          N/A           -9.09%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      7/2/01         N/A          N/A            6.64%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                7/2/01         N/A          N/A           -4.01%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            7/2/01         N/A          N/A            3.05%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    7/2/01         N/A          N/A          -12.93%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         7/2/01         N/A          N/A           -3.51%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        7/2/01         N/A          N/A           -4.58%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               7/2/01         N/A          N/A           -6.56%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 7/2/01         N/A          N/A           -7.15%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             7/2/01         N/A          N/A          -13.60%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              7/2/01         N/A          N/A          -15.98%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                 7/2/01         N/A          N/A            0.15%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information
    (Class 2 Shares)                                               7/2/01         N/A          N/A           -6.86%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      7/2/01         N/A          N/A          -11.55%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               7/2/01         N/A          N/A           -4.61%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                            7/2/01         N/A          N/A          -18.75%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 4
                                            STANDARD DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   7/2/01         N/A          N/A            1.57%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       7/2/01         N/A          N/A           -2.14%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            7/2/01         N/A          N/A           -7.37%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            7/2/01         N/A          N/A           -1.96%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 5
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            7/2/01         N/A          N/A          -8.53%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                  7/2/01         N/A          N/A          -7.20%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     7/2/01         N/A          N/A          -3.36%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                              7/2/01         N/A          N/A         -10.03%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                               7/2/01         N/A          N/A          -6.22%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 7/2/01         N/A          N/A         -12.06%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         7/2/01         N/A          N/A           3.61%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             7/2/01         N/A          N/A         -13.99%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      7/2/01         N/A          N/A          -9.07%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   7/2/01         N/A          N/A         -12.44%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               7/2/01         N/A          N/A         -20.00%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         7/2/01         N/A          N/A          -5.09%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 7/2/01         N/A          N/A         -24.31%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                           7/2/01         N/A          N/A          -4.93%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     7/2/01         N/A          N/A           1.97%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            7/2/01         N/A          N/A           2.44%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       7/2/01         N/A          N/A          -1.16%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                 7/2/01         N/A          N/A           0.55%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 5
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A         -11.45%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                               7/2/01         N/A          N/A          -7.45%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 7/2/01         N/A          N/A          -7.92%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               7/2/01         N/A          N/A          -8.01%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       7/2/01         N/A          N/A          -0.84%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   7/2/01         N/A          N/A         -16.05%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            7/2/01         N/A          N/A         -17.12%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                                7/2/01         N/A          N/A         -10.43%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  7/2/01         N/A          N/A         -12.03%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    7/2/01         N/A          N/A         -12.68%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity
    (formerly Equity Income)                                       7/2/01         N/A          N/A          -5.45%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                7/2/01         N/A          N/A          -7.23%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   7/2/01         N/A          N/A          -1.49%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        7/2/01         N/A          N/A         -10.68%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           7/2/01         N/A          N/A          -1.60%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                        7/2/01         N/A          N/A         -20.54%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                                7/2/01         N/A          N/A         -30.27%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                         7/2/01         N/A          N/A         -17.76%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         8/13/01         N/A          N/A          -8.95%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               8/13/01         N/A          N/A          -5.29%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                         7/2/01         N/A          N/A          -9.23%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      7/2/01         N/A          N/A           6.48%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                7/2/01         N/A          N/A          -4.15%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            7/2/01         N/A          N/A           2.90%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    7/2/01         N/A          N/A         -13.06%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         7/2/01         N/A          N/A          -3.65%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 5
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        7/2/01         N/A          N/A          -4.72%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               7/2/01         N/A          N/A          -6.70%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 7/2/01         N/A          N/A          -7.29%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             7/2/01         N/A          N/A         -13.73%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              7/2/01         N/A          N/A         -16.10%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                 7/2/01         N/A          N/A           0.00%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information
    (Class 2 Shares)                                               7/2/01         N/A          N/A          -7.00%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      7/2/01         N/A          N/A         -11.68%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               7/2/01         N/A          N/A          -4.76%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                            7/2/01         N/A          N/A         -18.88%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   7/2/01         N/A          N/A           1.42%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       7/2/01         N/A          N/A          -2.29%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            7/2/01         N/A          N/A          -7.51%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            7/2/01         N/A          N/A          -2.11%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 6
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            7/2/01         N/A          N/A           -8.67%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                  7/2/01         N/A          N/A           -7.34%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     7/2/01         N/A          N/A           -3.51%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                              7/2/01         N/A          N/A          -10.17%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 6
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                               7/2/01         N/A          N/A           -6.36%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 7/2/01         N/A          N/A          -12.19%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         7/2/01         N/A          N/A            3.46%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             7/2/01         N/A          N/A          -14.12%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      7/2/01         N/A          N/A           -9.21%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   7/2/01         N/A          N/A          -12.57%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               7/2/01         N/A          N/A           20.12%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         7/2/01         N/A          N/A           -5.23%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 7/2/01         N/A          N/A          -24.43%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                           7/2/01         N/A          N/A           -5.07%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     7/2/01         N/A          N/A            1.82%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            7/2/01         N/A          N/A            2.28%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       7/2/01         N/A          N/A           -1.30%
----------------------------------------------------------------------------------------------------------------------
  Money Market (2)                                                 7/2/01         N/A          N/A            0.40%
----------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  (INITIAL SHARES)                                                 7/2/01         N/A          N/A          -11.58%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                               7/2/01         N/A          N/A           -7.58%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 7/2/01         N/A          N/A           -8.06%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               7/2/01         N/A          N/A           -8.15%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       7/2/01         N/A          N/A           -0.99%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   7/2/01         N/A          N/A          -16.17%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            7/2/01         N/A          N/A          -17.25%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                                7/2/01         N/A          N/A          -10.57%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  7/2/01         N/A          N/A          -12.17%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    7/2/01         N/A          N/A          -12.81%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity
    (formerly Equity Income)                                       7/2/01         N/A          N/A           -5.59%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                                7/2/01         N/A          N/A           -7.36%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                   7/2/01         N/A          N/A           -1.64%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                        7/2/01         N/A          N/A          -10.81%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           7/2/01         N/A          N/A           -1.75%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology Fund                                   7/2/01         N/A          N/A          -20.66%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 6
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
                NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1) AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          SUBACCOUNT                               DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Telecommunications                                 7/2/01         N/A          N/A          -30.37%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                         7/2/01         N/A          N/A          -17.88%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         8/13/01         N/A          N/A           -9.05%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               8/13/01         N/A          N/A           -5.40%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                         7/2/01         N/A          N/A           -9.37%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                      7/2/01         N/A          N/A            6.32%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                                7/2/01         N/A          N/A           -4.30%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                            7/2/01         N/A          N/A            2.75%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                    7/2/01         N/A          N/A          -13.19%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                         7/2/01         N/A          N/A           -3.80%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                        7/2/01         N/A          N/A           -4.86%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               7/2/01         N/A          N/A           -6.84%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 7/2/01         N/A          N/A           -7.42%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             7/2/01         N/A          N/A          -13.86%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              7/2/01         N/A          N/A          -16.23%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market(2)                                  7/2/01         N/A          N/A           -0.15%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information
    (Class 2 Shares)                                               7/2/01         N/A          N/A           -7.14%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      7/2/01         N/A          N/A          -11.81%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               7/2/01         N/A          N/A           -4.90%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                            7/2/01         N/A          N/A          -19.00%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   7/2/01         N/A          N/A            1.27%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                       7/2/01         N/A          N/A           -2.43%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            7/2/01         N/A          N/A           -7.65%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                            7/2/01         N/A          N/A           -2.25%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS


We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS FOR THE PORTFOLIOS

The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2001. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.

Non-standard adjusted historic total returns for the portfolios as of December 31, 2001 are shown in the following Tables.

>> Table 7 shows the adjusted portfolio performance for a Contract with the standard death benefit, and reflects the deduction of the 1.40% insurance charges.

>> Table 8 shows the adjusted portfolio performance for a Contract with the guaranteed minimum death benefit, and reflects the deduction of the 1.70% insurance charges.

>> Table 9 shows the adjusted portfolio performance for a Contract with the guaranteed minimum death benefit and guaranteed minimum income benefit, and reflects the deduction of the 2.00% insurance charges.

The Tables do NOT reflect the deduction of surrender charges, the $30 contract maintenance charge or the effect of electing the earnings protection additional death benefit rider. Non-standard adjusted historic total returns of the portfolios would be lower if these charges were deducted.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 7
                                            STANDARD DEATH BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            1/9/89       -13.05%       11.88%        14.92%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -17.11%       14.78%        21.30%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93        -7.83%       13.18%        18.52%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -30.50%       -2.37%         4.58%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              10/30/97        9.64%        N/A           5.44%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -30.17%        4.98%         7.73%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/96        11.24%       10.54%        11.31%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             5/1/96        33.45%        0.56%         1.06%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      5/1/97        21.38%        N/A           0.05%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   5/1/96       -26.31%        9.10%         9.88%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               5/1/96       -34.40%        6.62%         5.57%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 7
                                            STANDARD DEATH BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         5/3/93         7.91%        9.72%        11.57%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -46.76%        N/A         -38.18%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65       -11.56%       11.96%        14.58%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         7.32%        5.41%         5.48%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         4.65%        4.56%         4.06%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.73%        N/A           2.39%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 5/19/81         2.52%        3.63%         3.11%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              10/7/93       -23.66%        6.84%        12.45%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              9/28/89       -13.41%        8.93%        12.87%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 5/1/96       -14.48%        6.23%         8.52%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               5/1/96       -14.43%        2.52%         2.52%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       3/1/94        -0.04%        0.51%         3.58%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -30.41%        5.51%         5.65%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -30.99%        N/A         -30.71%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/10/94       -14.93%        1.48%         5.46%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A          18.53%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.18%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94       -10.24%       8.63%         12.75%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                               9/20/99       -11.14%        N/A           8.68%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                  7/28/97        13.81%        N/A          13.78%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                       5/27/94        16.12%       -1.83%         2.67%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           4/1/98        -2.15%        N/A           0.59%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                       7/14/97       -46.59%        N/A           8.69%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                               9/20/99       -54.65%        N/A         -23.60%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        9/13/93       -40.30%        5.68%        12.76%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         12/31/99      -25.94%        N/A         -21.07%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               12/31/99       23.69%        N/A         -20.47%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        3/18/98         8.76%        N/A           1.33%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97        16.97%        N/A           7.67%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               12/11/89       -8.02%       10.59%         10.79%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 7
                                            STANDARD DEATH BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.40%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84         7.26%        4.23%          4.25%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -25.70%        N/A           12.83%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94        -4.19%        6.12%         12.19%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       9/14/99        -8.45%        N/A            0.58%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -24.50%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -12.34%        N/A           -8.98%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -24.64%        N/A            2.41%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -36.08%        N/A            8.77%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                11/2/98         1.32%        N/A            2.40%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.60%        N/A          -28.55%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.29%        N/A          -32.95%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               5/8/92        -5.05%       13.02%         15.21%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           12/31/96      -31.74%       11.30%         11.30%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        -6.44%       -0.83%          3.40%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      12/21/95       -3.19%       -9.10%         -4.28%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89       -11.71%       -5.23%          6.05%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97         3.86%        N/A            4.47%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 8
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            1/9/89       -13.31%       11.44%        14.43%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 8
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -17.36%       14.32%        20.71%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93        -8.11%       13.12%        18.22%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -30.71%       -2.75%         4.05%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              10/30/97       -9.91%        N/A           5.12%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -30.38%        4.57%         7.20%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/96        10.91%        9.91%        10.71%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             5/1/96       -33.65%        0.18%         0.63%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      5/1/97       -21.62%        N/A          -0.25%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   5/1/96       -26.53%        8.78%         9.55%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               5/1/96       -34.60%        6.20%         5.13%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         5/3/93        -8.19%        9.39%        11.23%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -46.92%        N/A         -38.37%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65       -11.83%       11.63%        14.24%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         6.99%        5.01%         4.99%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         4.34%        4.25%         3.74%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.42%        N/A           2.08%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 5/19/81         2.21%        3.31%         2.79%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)   10/7/93       -23.89%        6.45%        11.87%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              9/28/89       -13.67%        8.51%        12.36%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 5/1/96       -14.74%        5.97%         8.20%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               5/1/96       -14.69%        2.28%         2.23%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       3/1/94        -0.34%        0.26%         3.20%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -30.62%        5.10%         5.16%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -31.20%        N/A         -30.92%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/10/94       -15.18%        1.15%         4.97%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -18.70%
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.35%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94       -10.51%       8.27%         12.39%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                               9/20/99       -11.41%        N/A           8.35%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                  7/28/97       -14.07%        N/A          13.44%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                       5/27/94       -16.37%       -2.16%         2.34%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           4/1/98        -2.45%        N/A           0.29%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 8
                                       GUARANTEED MINIMUM DEATH BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 1.70%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                       7/14/97       -46.75%        N/A           8.37%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                               9/20/99       -54.79%        N/A         -23.83%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        9/13/93       -40.48%        5.27%        12.19%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         12/31/99      -26.17%        N/A         -21.31%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               12/31/99       23.92%        N/A         -20.71%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        3/18/98        -9.04%        N/A           1.03%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97        16.62%        N/A           7.28%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               12/11/89       -8.30%       10.26%         10.46%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84         6.94%        3.82%          5.63%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -25.93%        N/A           12.49%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94        -4.48%        5.70%         11.62%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       9/14/99        -8.72%        N/A            0.28%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -24.73%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -12.60%        N/A           -9.26%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -24.87%        N/A            2.10%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -36.27%        N/A            8.45%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                11/2/98         1.01%        N/A            2.10%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         3.29%        N/A          -28.77%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.53%        N/A          -33.15%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               5/8/92        -5.34%       12.61%         14.60%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           12/31/96      -31.95%       11.41%         11.40%
----------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        -6.72%       -1.13%          3.09%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      12/21/95       -3.48%       -9.38%         -4.57%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89       -11.97%       -5.52%          5.73%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97         3.55%        N/A            4.16%
----------------------------------------------------------------------------------------------------------------------


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 9
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth                                            1/9/89        13.57%       11.11%        14.09%
----------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap                                 1/25/95       -17.61%       13.97%        20.34%
----------------------------------------------------------------------------------------------------------------------
  Alger American MidCap Growth                                     5/3/93        -8.39%       12.78%        17.87%
----------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization                             9/21/88       -30.92%       -3.04%         3.73%
----------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth                                              10/30/97      -10.18%        N/A           4.81%
----------------------------------------------------------------------------------------------------------------------
  VP International                                                 5/1/94       -30.59%        4.26%         6.88%
----------------------------------------------------------------------------------------------------------------------
  VP Value                                                         5/1/96        10.58%        9.58%        10.38%
----------------------------------------------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Growth                                             5/1/96       -33.86%       -0.13%         0.33%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- International                                      5/1/97       -21.86%        N/A          -0.55%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Large Cap Growth                                   5/1/96       -26.75%        8.45%         9.22%
----------------------------------------------------------------------------------------------------------------------
  Berger IPT -- Small Company Growth                               5/1/96       -34.80%        5.89%         4.81%
----------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
----------------------------------------------------------------------------------------------------------------------
  Balanced                                                         5/3/93        -8.46%        9.06%        10.90%
----------------------------------------------------------------------------------------------------------------------
  Conseco 20 Focus                                                 5/1/00       -47.08%        N/A         -38.56%
----------------------------------------------------------------------------------------------------------------------
  Equity                                                          12/3/65        12.09%       11.29%        13.90%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income                                                     5/3/93         6.67%        4.69%         4.68%
----------------------------------------------------------------------------------------------------------------------
  Government Securities                                            5/3/93         4.02%        3.94%         3.43%
----------------------------------------------------------------------------------------------------------------------
  High Yield                                                       5/1/00         1.12%        N/A           1.77%
----------------------------------------------------------------------------------------------------------------------
  Money Market(2)                                                 5/19/81         1.90%        3.00%         2.49%
----------------------------------------------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH (INITIAL SHARES)              10/7/93       -24.12%        6.13%        11.53%
----------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX (INITIAL SHARES)                              9/28/89       -13.93%        8.19%        12.02%
----------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT (INITIAL SHARES)
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- Disciplined Stock                                 5/1/96       -15.00%        5.66%         7.88%
----------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF -- International Value                               5/1/96       -14.95%        1.97%         1.92%
----------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond (Primary Class)                       3/1/94         0.64%       -0.04%         2.90%
----------------------------------------------------------------------------------------------------------------------
  Federated International Equity                                   5/8/95       -30.83%        4.78%         4.84%
----------------------------------------------------------------------------------------------------------------------
  Federated International Small Company                            5/1/00       -31.41%        N/A         -31.13%
----------------------------------------------------------------------------------------------------------------------
  Federated Utility                                               2/10/94       -15.44%        0.85%         4.66%
----------------------------------------------------------------------------------------------------------------------

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  First American Large Cap Growth                                  5/1/01         N/A          N/A         -18.86%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 9
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
  First American Mid Cap Growth                                    5/1/01         N/A          N/A         -16.52%
----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Core Equity (formerly Equity Income)             8/10/94       -10.78%       7.95%         12.05%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial Services                               9/20/99       -11.68%        N/A           8.03%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Health Sciences                                  7/28/97       -14.33%        N/A          13.10%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- High Yield                                       5/27/94       -16.62%       -2.45%         2.04%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Real Estate Opportunity                           4/1/98        -2.74%        N/A          -0.01%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Technology                                       7/14/97       -46.91%        N/A           8.04%
----------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Telecommunications                               9/20/99        54.93%        N/A         -24.06%
----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
----------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Institutional Shares)                        9/13/93        40.66%        4.95%        11.85%
----------------------------------------------------------------------------------------------------------------------
  Growth (Service Shares)                                         12/31/99      -26.39%        N/A         -21.55%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth (Service Shares)                               12/31/99       24.15%        N/A         -20.95%
----------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Equity                                        3/18/98        -9.31%        N/A           0.73%
----------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap                                     11/4/97        16.27%        N/A           6.96%
----------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  Growth And Income                                               12/11/89       -8.58%        9.93%         10.13%
----------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                                           9/10/84         6.62%        3.50%          5.31%
----------------------------------------------------------------------------------------------------------------------
  Midcap Growth                                                   11/3/97       -26.15%        N/A           12.15%
----------------------------------------------------------------------------------------------------------------------
  Partners                                                        3/22/94        -4.76%        5.38%         11.29%
----------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
----------------------------------------------------------------------------------------------------------------------
  Pioneer Equity Income VCT                                       9/14/99        -9.00%        N/A           -0.02%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Europe VCT                                               1/2/01         N/A          N/A          -24.95%
----------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                                 5/1/00       -12.86%        N/A           -9.53%
----------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
  Nova                                                             5/7/97       -25.10%        N/A            1.80%
----------------------------------------------------------------------------------------------------------------------
  OTC                                                              5/7/97       -36.46%        N/A            8.12%
----------------------------------------------------------------------------------------------------------------------
  U.S. Government Money Market (2)                                11/2/98         0.70%        N/A            1.79%
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------------------------------------------------------------------
  Seligman Communications and Information (Class 2 Shares)         5/1/00         2.98%        N/A          -28.98%
----------------------------------------------------------------------------------------------------------------------
  Seligman Global Technology (Class 2 Shares)                      5/1/00       -23.76%        N/A          -33.35%
----------------------------------------------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Opportunity                                               5/8/92        -5.62%       12.27%         14.26%
----------------------------------------------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Strong Mid Cap Growth                                           12/31/96      -32.15%       11.07%         11.06%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                        TABLE 9
                    GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT CONTRACT
               NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS(1) FOR THE PORTFOLIOS AS OF DECEMBER 31, 2001
                                             SURRENDER CHARGES NOT DEDUCTED
                                           (TOTAL INSURANCE CHARGES OF 2.00%)
----------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEAR OR
                                                                SUBACCOUNT                                    TO
                                                                 INCEPTION                                INCEPTION
                          PORTFOLIO                                DATE         1 YEAR        5 YEAR         DATE
----------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Worldwide Bond                                                   9/1/89        -7.00%       -1.43%          2.78%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Emerging Markets                                      12/21/95       -3.77%       -9.65%         -4.86%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Hard Assets                                            9/1/89       -12.24%       -5.80%          5.41%
----------------------------------------------------------------------------------------------------------------------
  Worldwide Real Estate                                           6/23/97         3.24%        N/A            3.85%
----------------------------------------------------------------------------------------------------------------------


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(2) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


C.  OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, Tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the investment funds.



                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                             INDEPENDENT ACCOUNTANTS

The financial statements included in this Statement of Additional Information of Conseco Variable Annuity Account I and Conseco Variable Insurance Company have been audited by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion given on the authority of such firm as experts in accounting and auditing. The principal business address of PricewaterhouseCoopers LLP is 300 Meridian Street, Indianapolis, Indiana 46204.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.


REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE


The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.


If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                                                       [LOGO](R)
                                                                      CONSECO(R)
                                                                    STEP UP.(SM)

CONSECO VARIABLE INSURANCE COMPANY



ANNUAL REPORT
TO CONTRACT OWNERS

FOR THE PERIOD JULY 2, 2001
(COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 2001


                                              CONSECO VARIABLE ANNUITY ACCOUNT I

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
CONSECO VARIABLE ANNUITY ACCOUNT I                                                                                            PAGE
Statement of Assets and Liabilities as of December 31, 2001................................................................      2
Statements of Assets and Liabilities - Unit Progression for the period July 2, 2001 through December 31, 2001..............      8
Statements of Operations and Statements of Changes in Net Assets for the period July 2, 2001 through December 31, 2001.....     10
Notes to Financial Statements..............................................................................................     20
Report of Independent Accountants .........................................................................................     22

CONSECO VARIABLE ANNUITY ACCOUNT I

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2001

===================================================================================================================================
                                                                                                SHARES        COST          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .................................................................           751.7      $27,170       $27,639
     Leveraged AllCap Portfolio .......................................................           788.1       23,253        24,864
     MidCap Growth Portfolio...........................................................         1,191.6       19,144        21,055
     Small Capitalization Portfolio ...................................................           142.3        2,390         2,356
   American Century Variable Portfolios, Inc:
     Income and Growth Fund............................................................         1,065.8        6,809         6,886
     International Fund................................................................            26.2          187           173
     Value Fund........................................................................        21,458.2      154,061       159,649
   Berger Institutional Products Trust:
     Growth Fund.......................................................................         8,319.2       85,637        86,020
     Large Cap Growth Fund.............................................................           189.6        2,997         3,241
     New Generation Fund...............................................................        12,846.8       39,959        38,797
     Small Company Growth Fund ........................................................         6,478.3       92,874        92,186
   Conseco Series Trust:
     Balanced Portfolio ...............................................................         2,817.9       34,722        34,266
     Conseco 20 Focus Portfolio........................................................         8,168.2       39,650        37,410
     Equity Portfolio .................................................................         1,089.7       18,761        18,852
     Fixed Income Portfolio ...........................................................        10,816.9      108,163       106,871
     Government Securities Portfolio ..................................................         3,372.3       39,464        39,455
     High Yield Portfolio..............................................................        58,778.0      548,941       545,460
     Money Market Portfolio ...........................................................       561,732.6      561,733       561,731
   The Dreyfus Socially Responsible Growth Fund, Inc ..................................           301.3        7,953         8,034
   Dreyfus Stock Index Fund ...........................................................         5,782.3      167,588       169,769
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................           171.0        3,511         3,572
     International Value Portfolio ....................................................           302.1        3,408         3,493
   Federated Insurance Series:
     High Income Bond Fund II .........................................................        10,818.6       83,210        83,519
     Utility Fund II ..................................................................           230.4        2,419         2,389
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund................................................................           293.3        5,411         5,449
     Financial Services Fund...........................................................        10,616.6      128,045       131,858
     Health Sciences Fund..............................................................         6,275.1      114,717       114,206
     High Yield Fund...................................................................         2,106.5       17,762        16,093
     Real Estate Opportunity Fund......................................................        54,991.4      547,132       548,264
     Technology Fund...................................................................         4,726.1       72,138        72,640
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................           591.6       13,153        13,003
     Growth Portfolio .................................................................         2,902.7       56,413        57,358
     Worldwide Growth Portfolio .......................................................           432.8       11,531        12,284
   Lazard Retirement Series, Inc:
     Equity Portfolio..................................................................         1,793.5      $16,301       $16,823
     Small Cap Portfolio...............................................................        54,837.0      732,238       717,267
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio.......................................................         1,408.3       33,331        32,546
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio...................................................        41,328.8      555,057       556,698
     Midcap Growth Portfolio...........................................................         4,850.2       81,272        82,162
   Pioneer Variable Contracts Trust, Class II Shares:
     Equity Income Portfolio...........................................................         1,197.9       21,897        22,150
     Fund Portfolio....................................................................         1,858.2       33,711        35,399
   Rydex Variable Trust:
     Nova Portfolio....................................................................        27,652.2      239,760       239,745
     OTC Portfolio.....................................................................        12,603.4      188,361       186,530
     U.S. Government Money Market Fund.................................................       146,296.9      146,297       146,297

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2001

===================================================================================================================================
                                                                                                SHARES        COST         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets (continued)
   Investments in portfolio shares, at net asset value (Note 2):(continued)
   Seligman Portfolios, Inc.: (Class 2 shares)
     Communications and Information Portfolio..........................................         4,941.9      $69,215     $  61,922
     Global Technology Portfolio.......................................................         6,453.4       94,086        83,442
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II............................................................         6,106.8       97,805       100,030
   Strong Opportunity Fund II, Inc ....................................................         2,428.8       51,882        47,240
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................           779.6        7,457         7,344
     Worldwide Emerging Markets Fund...................................................           123.9          958         1,009
     Worldwide Hard Assets Fund .......................................................           631.1        6,362         6,747
     Worldwide Real Estate Fund .......................................................         1,100.3       11,673        11,960
-----------------------------------------------------------------------------------------------------------------------------------
       Total investments in portfolio shares .......................................................................    $5,404,153
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2001

===================================================================================================================================
                                                                                                 UNIT                    SUB-ACCOUNT
                                                                                 UNITS           VALUE         VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: *
     The Alger American Fund:
       Growth Portfolio
         Standard.......................................................         1,510.8      $13.408752     $ 20,258
         GMDB ..........................................................              --       13.321445           --
         GMDB & GMIB....................................................           557.7       13.234700        7,381     $ 27,639
                                                                                                                          --------
       Leveraged AllCap Portfolio
         Standard.......................................................            38.0       16.040963          610
         GMDB ..........................................................           117.6       15.936480        1,875
         GMDB & GMIB....................................................         1,413.5       15.832669       22,379       24,864
                                                                                                                          --------
       MidCap Growth Portfolio
         Standard.......................................................         1,236.4       15.986573       19,765
         GMDB ..........................................................            81.2       15.882531        1,290
         GMDB & GMIB....................................................              --       15.779155           --       21,055
                                                                                                                          --------
       Small Capitalization Portfolio
         Standard.......................................................           298.2        7.900516        2,356
         GMDB ..........................................................              --        7.848999           --
         GMDB & GMIB....................................................              --        7.797823           --        2,356
                                                                                                                          --------
     American Century Variable Portfolios, Inc:
       Income and Growth Fund
         Standard.......................................................           283.6       11.177878        3,171
         GMDB ..........................................................            54.7       11.105125          608
         GMDB & GMIB....................................................           281.6       11.032846        3,107        6,886
                                                                                                                          --------
       International Fund
         Standard.......................................................            16.8       10.294520          173
         GMDB ..........................................................              --       10.227505           --
         GMDB & GMIB....................................................              --       10.160923           --          173
                                                                                                                          --------
       Value Fund
         Standard.......................................................        11,091.9       12.947293      143,610
         GMDB ..........................................................           640.9       12.863081        8,244
         GMDB & GMIB....................................................           609.9       12.779433        7,795      159,649
                                                                                                                          --------
     Berger Institutional Products Trust:
       Growth Fund
         Standard.......................................................         7,460.8        8.513074       63,514
         GMDB ..........................................................              --        8.457580           --
         GMDB & GMIB....................................................         2,678.5        8.402453       22,506       86,020
                                                                                                                          --------
       Large Cap Growth Fund
         Standard.......................................................              --       12.448482           --
         GMDB ..........................................................              --       12.367401           --
         GMDB & GMIB....................................................           263.8       12.286853        3,241        3,241
                                                                                                                          --------
       New Generation Fund
         Standard.......................................................         9,528.5        2.949588       28,105
         GMDB ..........................................................              --        2.934714           --
         GMDB & GMIB....................................................         3,661.8        2.919914       10,692       38,797
                                                                                                                          --------
       Small Company Growth Fund
         Standard.......................................................         5,828.7       11.183622       65,186
         GMDB ..........................................................              --       11.110710          --
         GMDB & GMIB....................................................         2,446.0       11.038266       27,000       92,186
                                                                                                                          --------
     Conseco Series Trust:
       Balanced Portfolio
         Standard.......................................................           521.4       13.213426        6,889
         GMDB ..........................................................              --       13.127458           --
         GMDB & GMIB....................................................         2,099.1       13.042042       27,377       34,266
                                                                                                                          --------
       Conseco 20 Focus Portfolio
         Standard.......................................................         6,047.5        4.481206       27,100
         GMDB ..........................................................              --        4.458625           --
         GMDB & GMIB....................................................         2,324.1        4.436164       10,310       37,410
                                                                                                                          --------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2001

====================================================================================================================================
                                                                                                UNIT                  SUB-ACCOUNT
                                                                                   UNITS        VALUE       VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: * (continued)
     Conseco Series Trust: (continued)
       Equity Portfolio
         Standard.......................................................           288.6     $14.344124   $  4,140
         GMDB ..........................................................              --      14.250738         --
         GMDB & GMIB....................................................         1,039.1      14.157949     14,712     $ 18,852
                                                                                                                       --------
       Fixed Income Portfolio
         Standard.......................................................         2,816.8      11.868681     33,432
         GMDB ..........................................................         2,779.0      11.791500     32,769
         GMDB & GMIB....................................................         3,471.6      11.714820     40,670      106,871
                                                                                                                       --------
       Government Securities Portfolio
         Standard.......................................................           171.9      11.619941      1,997
         GMDB ..........................................................              --      11.544375         --
         GMDB & GMIB....................................................         3,266.0      11.469312     37,458       39,455
                                                                                                                       --------
       High Yield Portfolio
         Standard.......................................................        52,447.1      10.400191    545,460
         GMDB ..........................................................              --      10.348007        --
         GMDB & GMIB....................................................              --      10.296092        --       545,460
                                                                                                                       --------
       Money Market Portfolio
         Standard.......................................................        47,317.0      11.471467    542,795
         GMDB ..........................................................           635.0      11.396866      7,237
         GMDB & GMIB....................................................         1,033.3      11.322748     11,699      561,731
                                                                                                                       --------
     The Dreyfus Socially Responsible Growth Fund, Inc
         Standard.......................................................            30.2      10.533612        318
         GMDB ..........................................................           171.9      10.465017      1,799
         GMDB & GMIB....................................................           569.1      10.396861      5,917        8,034
                                                                                                                       --------
     Dreyfus Stock Index Fund
         Standard.......................................................        13,988.9      11.165595    156,195
         GMDB ..........................................................           718.8      11.092917      7,974
         GMDB & GMIB....................................................           508.2      11.020706      5,600      169,769
                                                                                                                       --------
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio
         Standard.......................................................           206.8       9.603861      1,986
         GMDB ..........................................................              --       9.541333         --
         GMDB & GMIB....................................................           167.3       9.479220      1,586        3,572
                                                                                                                       --------
       International Value Portfolio
         Standard.......................................................           361.7       9.656621      3,493
         GMDB ..........................................................              --       9.593735         --
         GMDB & GMIB....................................................              --       9.531250         --        3,493
                                                                                                                       --------
     Federated Insurance Series:
       High Income Bond Fund II
         Standard.......................................................         8,242.5       8.963003     73,877
         GMDB ..........................................................              --       8.904692         --
         GMDB & GMIB....................................................         1,089.9       8.846745      9,642       83,519
                                                                                                                       --------
       Utility Fund II
         Standard.......................................................           273.9       8.723118      2,389
         GMDB ..........................................................              --       8.666357         --
         GMDB & GMIB....................................................              --       8.609967         --        2,389
                                                                                                                       --------
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund
         Standard.......................................................           150.1      10.835643      1,626
         GMDB ..........................................................              --      10.765128         --
         GMDB & GMIB....................................................           357.5      10.695072      3,823        5,449
                                                                                                                       --------
       Financial Services Fund
         Standard.......................................................        12,773.8       9.690594    123,786
         GMDB ..........................................................           834.7       9.671072      8,072
         GMDB & GMIB....................................................              --       9.651584         --      131,858
                                                                                                                       --------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2001

====================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: * (continued)
     Invesco Variable Investment Funds, Inc: (continued)
       Health Sciences Fund
         Standard.......................................................        10,400.2    $10.226015       $106,352
         GMDB ..........................................................           758.1     10.205434          7,737
         GMDB & GMIB....................................................            11.5     10.184894            117   $  114,206
                                                                                                                        ----------
       High Yield Fund
         Standard.......................................................              --      7.488938             --
         GMDB ..........................................................              --      7.440197             --
         GMDB & GMIB....................................................         2,177.2      7.391774         16,093       16,093
                                                                                                                        ----------
       Real Estate Opportunity Fund
         Standard.......................................................        54,232.6     10.109505        548,264
         GMDB ..........................................................              --     10.089149             --
         GMDB & GMIB....................................................              --     10.068829             --      548,264
                                                                                                                        ----------
       Technology Fund
         Standard.......................................................         8,547.1      7.236464         61,851
         GMDB ..........................................................              --      7.221829             --
         GMDB & GMIB....................................................         1,496.9      7.207226         10,789       72,640
                                                                                                                        ----------
     Janus Aspen Series:
       Aggressive Growth Portfolio
         Standard.......................................................           727.4     11.476854          8,348
         GMDB ..........................................................              --     11.401953             --
         GMDB & GMIB....................................................           410.9     11.327545          4,655       13,003
                                                                                                                        ----------
       Growth Portfolio
         Standard.......................................................         4,056.0      9.123265         37,004
         GMDB ..........................................................         1,079.9      9.112509          9,841
         GMDB & GMIB....................................................         1,155.1      9.101761         10,513       57,358
                                                                                                                        ----------
       Worldwide Growth Portfolio
         Standard.......................................................           168.4      9.500279          1,600
         GMDB ..........................................................           129.9      9.489097          1,233
         GMDB & GMIB....................................................           997.1      9.477918          9,451       12,284
                                                                                                                        ----------
     Lazard Retirement Series, Inc:
       Equity Portfolio
         Standard.......................................................              --     10.498388             --
         GMDB ..........................................................              --     10.430076             --
         GMDB & GMIB....................................................         1,623.5     10.362211         16,823       16,823
                                                                                                                        ----------
       Small Cap Portfolio
         Standard.......................................................        48,546.8     13.47796       3,654,312
         GMDB ..........................................................            97.7     13.390293          1,308
         GMDB & GMIB....................................................         4,634.0     13.303180         61,647      717,267
                                                                                                                        ----------
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio
         Standard.......................................................           519.0     13.071128          6,784
         GMDB ..........................................................              --     12.986093             --
         GMDB & GMIB....................................................         1,996.8     12.901617         25,762       32,546
                                                                                                                        ----------
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio
         Standard.......................................................        47,138.1     11.561338        544,979
         GMDB ..........................................................              --     11.486158             --
         GMDB & GMIB....................................................         1,027.0     11.411468         11,719      556,698
                                                                                                                        ----------
       Midcap Growth Portfolio
         Standard.......................................................         6,912.7      8.610101         59,519
         GMDB ..........................................................              --      8.592728             --
         GMDB & GMIB....................................................         2,640.5      8.575392         22,643       82,162
                                                                                                                        ----------
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio
         Standard.......................................................         1,333.7      9.155428         12,211
         GMDB ..........................................................              --      9.127840             --
         GMDB & GMIB....................................................         1,092.2      9.100337          9,939       22,150
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

DECEMBER 31, 2001

====================================================================================================================================

                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS        VALUE          VALUE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: * (continued)
     Pioneer Variable Contracts Trust, Class II Shares: (continued)
       Fund Portfolio
         Standard.......................................................         4,038.1    $ 8.766354     $ 35,399
         GMDB ........................................................                --      8.739915           --
         GMDB & GMIB....................................................              --      8.713550           --      $ 35,399
                                                                                                                         --------
     Rydex Variable Trust:
       Nova Portfolio
         Standard.......................................................        19,042.5     11.405413      217,188
         GMDB ........................................................                --     11.348128           --
         GMDB & GMIB....................................................         1,997.7     11.291142       22,557       239,745
                                                                                                                         --------
       OTC Portfolio
         Standard.......................................................        10,705.4     15.102181      161,675
         GMDB ........................................................                --     15.026204           --
         GMDB & GMIB....................................................         1,662.5     14.950610       24,855       186,530
                                                                                                                         --------
       U.S. Government Money Market Portfolio
         Standard.......................................................         4,684.5     10.040058       47,033
         GMDB ..................................................                 9,906.8     10.019780       99,264
         GMDB & GMIB....................................................              --      9.999546           --       146,297
                                                                                                                         --------
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Standard.......................................................         8,224.0      5.741701       47,220
         GMDB ........................................................                --      5.712811           --
         GMDB & GMIB....................................................         2,586.6      5.684046       14,702        61,922
                                                                                                                         --------
       Global Technology Portfolio
         Standard.......................................................        11,242.7      5.161873       58,033
         GMDB ........................................................                --      5.135894           --
         GMDB & GMIB....................................................         4,972.5      5.110051        25,409       83,442
                                                                                                                         --------
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II
         Standard.......................................................         5,537.1     13.423062        74,325
         GMDB ........................................................                --     13.335520            --
         GMDB & GMIB....................................................         1,940.2     13.248539        25,705      100,030
                                                                                                                         --------
     Strong Opportunity Fund II, Inc
         Standard.......................................................         1,089.1     14.454803        15,743
         GMDB .....................................................                 88.2     14.360744         1,267
         GMDB & GMIB....................................................         2,118.9     14.267297        30,230       47,240
                                                                                                                         --------
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund
         Standard.......................................................            21.2      9.409291           200
         GMDB ........................................................                --      9.348069            --
         GMDB & GMIB....................................................           769.2      9.287250         7,144        7,344
                                                                                                                         --------
       Worldwide Emerging Markets Fund
         Standard.......................................................           136.6      7.382060         1,009
         GMDB ........................................................                --      7.333949            --
         GMDB & GMIB....................................................              --      7.286159            --        1,009
                                                                                                                         --------
       Worldwide Hard Assets Fund
         Standard.......................................................           825.8      8.169767         6,747
         GMDB ........................................................                --      8.116601            --
         GMDB & GMIB....................................................              --      8.063789            --        6,747
                                                                                                                         --------
       Worldwide Real Estate Fund
         Standard.......................................................           668.6     10.149745         6,786
         GMDB ........................................................                --     10.083707            --
         GMDB & GMIB....................................................           516.4     10.018097         5,174       11,960
---------------------------------------------------------------------------------------------------------------------------------

              Net assets..........................................................................................     $5,404,153
=================================================================================================================================

*  GMDB = Guaranteed minimum death benefit
   GMIB = Guaranteed minimum income benefit


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT I

UNIT PROGRESSION

FOR THE PERIOD JULY 2, 2001 THROUGH DECEMBER 31, 2001

====================================================================================================================================

                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                           -----------------------------------------------------------   -----------


                                                                            LEVERAGED         MIDCAP         SMALL       INCOME AND
                                                             GROWTH           ALLCAP          GROWTH    CAPITALIZATION     GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...............              --              --               --              --           --
Units purchased ....................................         2,068.5         2,154.5          1,317.6           298.2      4,358.7
Units redeemed .....................................              --          (585.4)              --              --     (3,738.8)
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..............         2,068.5         1,569.1          1,317.6           298.2        619.9
====================================================================================================================================

                                                                AMERICAN CENTURY
                                                              VARIABLE PORTFOLIOS
                                                                   (CONTINUED)               BERGER INSTITUTIONAL PRODUCTS TRUST
                                                             -----------------------        ---------------------------------------

                                                                                                                         LARGE CAP
                                                            INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ................            --              --               --               --          --
Units purchased .....................................          16.8         72,420.5         10,178.4              --       263.8
Units redeemed ......................................            --        (60,077.8)          (39.1)              --          --
-----------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...............          16.8         12,342.7         10,139.3              --       263.8
====================================================================================================================================

                                                              BERGER INSTITUTIONAL
                                                                 PRODUCTS TRUST                        CONSECO SERIES TRUST
                                                                   (CONTINUED)                             PORTFOLIOS
                                                          ----------------------------       --------------------------------------

                                                                              SMALL
                                                               NEW            COMPANY                         CONSECO
                                                           GENERATION         GROWTH         BALANCED        20 FOCUS      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ................             --               --              --              --          --
Units purchased .....................................       13,190.3          8,274.7        12,541.4         8,371.6     1,327.7
Units redeemed ......................................             --               --        (9,920.9)             --          --
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...............       13,190.3          8,274.7         2,620.5         8,371.6     1,327.7
====================================================================================================================================

                                                                              CONSECO SERIES TRUST
                                                                             PORTFOLIOS (CONTINUED)
                                                           ---------------------------------------------------------

                                                                                                                          DREYFUS
                                                                                                                          SOCIALLY
                                                             FIXED          GOVERNMENT          HIGH          MONEY      RESPONSIBLE
                                                             INCOME         SECURITIES         YIELD         MARKET        GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ................             --               --               --             --          --
Units purchased .....................................       19,261.6         13,213.2        415,724.4      481,564.4       801.4
Units redeemed ......................................      (10,194.2)        (9,775.3)      (363,277.3)    (432,579.1)      (30.2)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ...............        9,067.4          3,437.9         52,447.1       48,985.3       771.2
====================================================================================================================================

                                                                                  DREYFUS VARIABLE
                                                                                  INVESTMENT FUNDS       FEDERATED INSURANCE SERIES
                                                                           ----------------------------  --------------------------

                                                             DREYFUS
                                                              STOCK         DISCIPLINED    INTERNATIONAL  HIGH INCOME  INTERNATIONAL
                                                              INDEX            STOCK           VALUE        BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period ...............               --              --               --            --           --
Units purchased ....................................         18,473.7           374.1         57,532.7     127,843.9           --
Units redeemed .....................................         (3,257.8)             --        (57,171.0)   (118,511.5)          --
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of period ..............         15,215.9           374.1            361.7       9,332.4           --
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

        FEDERATED INSURANCE                FIRST AMERICAN
         SERIES (CONTINUED)             INSURANCE PORTFOLIOS                      INVESCO VARIABLE INVESTMENT FUNDS
--------------------------------     --------------------------       -------------------------------------------------------------
  INTERNATIONAL
       SMALL                          LARGE CAP        MID CAP          EQUITY         FINANCIAL        HEALTH
    COMPANY II       UTILITY II         GROWTH          GROWTH          INCOME         SERVICES        SCIENCES       HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
         --                 --              --              --               --              --              --              --
         --            2,431.7              --              --          4,331.6        13,826.2        11,370.1         3,291.5
         --           (2,157.8)             --              --         (3,824.0)         (217.7)         (200.3)       (1,114.3)
-----------------------------------------------------------------------------------------------------------------------------------
         --              273.9              --              --            507.6        13,608.5        11,169.8         2,177.2
===================================================================================================================================


                  INVESCO VARIABLE                                                                        LAZARD RETIREMENT
            INVESTMENT FUNDS (CONTINUED)                       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
-------------------------------------------------    ----------------------------------------------------------------------

      REAL
     ESTATE                             TELE-        AGGRESSIVE                        WORLDWIDE
   OPPORTUNITY      TECHNOLOGY     COMMUNICATIONS      GROWTH           GROWTH          GROWTH           EQUITY       SMALL CAP
---------------------------------------------------------------------------------------------------------------------------------
            --              --              --              --               --               --             --              --
     161,321.0        10,044.0              --         1,138.3          9,096.2         1,321.8         2,472.9       144,684.2
    (107,088.4)          --                 --              --         (2,805.2)          (26.4)         (849.4)      (91,405.7)
---------------------------------------------------------------------------------------------------------------------------------
      54,232.6        10,044.0              --         1,138.3          6,291.0         1,295.4         1,623.5        53,278.5
====================================================================================================================================

                              NEUBERGER BERMAN ADVISERS                             PIONEER VARIABLE
                              MANAGEMENT TRUST PORTFOLIOS                            CONTRACT TRUST
                    -------------------------------------------        -------------------------------------------

       LORD
      ABBETT
    SERIES FUND
       GROWTH        LIMITED            MIDCAP                         EQUITY
     AND INCOME    MATURITY BOND        GROWTH         PARTNERS        INCOME            EUROPE           FUND
-------------------------------------------------------------------------------------------------------------------
            --              --               --              --              --              --              --
       4,810.8       101,502.3          9,553.1         1,252.2        15,981.2              --         6,135.9
      (2,295.0)      (53,337.2)             0.1        (1,252.2)      (13,555.3)             --        (2,097.8)
-------------------------------------------------------------------------------------------------------------------
       2,515.8        48,165.1          9,553.2           --            2,425.9              --         4,038.1
===================================================================================================================


                                                                                                                        VAN ECK
                                                                                                                       WORLDWIDE
                                                               SELIGMAN              STRONG VARIABLE                   INSURANCE
                RYDEX VARIABLE TRUST                          PORTFOLIOS              INSURANCE FUNDS                 TRUST FUNDS
-------------------------------------------------   ----------------------------     ----------------                 -----------

                                                    COMMUNICATIONS                                         STRONG
                                   U.S. GOVERNMENT        AND           GLOBAL           MID CAP         OPPORTUNITY
      NOVA              OTC         MONEY MARKET      INFORMATION     TECHNOLOGY        GROWTH II          FUND II        BOND
------------------------------------------------------------------------------------------------------------------------------------
            --              --               --              --              --              --               --             --
      21,040.2        12,543.6        227,133.0        10,810.5        16,215.2         7,500.2          3,319.4       13,521.3
            --          (175.7)      (212,541.7)            0.1              --           (22.9)           (23.2)     (12,730.9)
------------------------------------------------------------------------------------------------------------------------------------
      21,040.2        12,367.9         14,591.3        10,810.6        16,215.2         7,477.3          3,296.2          790.4
====================================================================================================================================

                 VAN ECK WORLDWIDE
         INSURANCE TRUST FUNDS (CONTINUED)
-------------------------------------------------


       EMERGING          HARD            REAL          COMBINED
        MARKETS         ASSETS          ESTATE          TOTAL
-------------------------------------------------     -----------
            --              --               --                --
         136.6           825.8         60,356.7       2,169,539.6
            --              --        (59,171.7)     (1,656,051.0)
-------------------------------------------------     -----------
         136.6           825.8          1,185.0         513,488.6
=================================================     ===========

CONSECO VARIABLE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                 PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------  ----------
                                                                                 LEVERAGED      MIDCAP        SMALL      INCOME AND
                                                                   GROWTH         ALLCAP       GROWTH    CAPITALIZATION    GROWTH
-----------------------------------------------------------------------------------------------------------------------  ----------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ..................     $    --       $    --       $    --       $    --       $    --
Expenses:
   Mortality and expense risk fees .........................          59            88            50            11            90
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         (59)          (88)          (50)          (11)          (90)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................          (1)           22             2            (1)          704
   Net realized long-term capital gain
    distributions from investments in portfolio shares .....          --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................          (1)           22             2            (1)          704
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ....................         469         1,610         1,911           (35)           76
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
            operations .....................................     $   409       $ 1,544       $ 1,863       $   (47)      $   690
===================================================================================================================================

Total return - Standard contract (Note 6) ..................       (8.40)%       (7.06)%       (3.22)%       (9.90)%       (6.08)%
                                                                ====================================================================
Total return - Standard contract with all riders (Note 6) ..       (8.67)%       (7.34)%       (3.51)%      (10.17)%       (6.36)%
                                                                ====================================================================
Investment income ratio (Note 6) ...........................        0.00%         0.00%         0.00%         0.00%         0.00%
                                                                ====================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                    PORTFOLIOS
                                                                 ------------------------------------------------------------------
                                                                              LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                                  GROWTH        ALLCAP        GROWTH    CAPITALIZATION     GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...................................     $    (59)     $    (88)     $    (50)     $    (11)      $    (90)
   Net realized gain (loss) on investments in portfolio
    shares .................................................           (1)           22             2            (1)           704
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .....................          469         1,610         1,911           (35)            76
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
        operations .........................................          409         1,544         1,863           (47)           690
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..........................        7,109         5,492        19,192         1,458         35,000
   Contract redemptions ....................................           --          (259)           --            --             --
   Net transfers ...........................................       20,121        18,087            --           945        (28,804)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .....................       27,230        23,320        19,192         2,403          6,196
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............       27,639        24,864        21,055         2,356          6,886
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................           --            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................     $ 27,639      $ 24,864      $ 21,055      $  2,356       $  6,886
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

   AMERICAN CENTURY
  VARIABLE PORTFOLIOS                                                                                 CONSECO SERIES
      (CONTINUED)                              BERGER INSTITUTIONAL PRODUCTS TRUST                     TRUST PORTFOLIOS
------------------------        --------------------------------------------------------------       ----------------------
                                                                                         SMALL
                                                            LARGE CAP        NEW        COMPANY                     CONSECO
INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL    GROWTH      GENERATION     GROWTH       BALANCED      20 FOCUS
---------------------------------------------------------------------------------------------------------------------------

   $    --       $    --       $    --         $   --       $    16       $    --       $   712       $   306       $    --

         1           626            78             --            20            27            88           304            26
-----------------------------------------------------------------------------------------------------------------------------
        (1)         (626)          (78)                          (4)          (27)          624             2           (26)
-----------------------------------------------------------------------------------------------------------------------------

        --         1,470            (5)            --             1            (1)            2          (470)           (1)

        --            --            --             --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
        --         1,470            (5)            --             1            (1)            2          (470)           (1)
-----------------------------------------------------------------------------------------------------------------------------

       (14)        5,587           383             --           244        (1,161)         (689)         (456)       (2,240)
-----------------------------------------------------------------------------------------------------------------------------
   $   (15)      $ 6,431       $   300         $   --       $   241       $(1,189)      $   (63)      $  (924)      $(2,267)
=============================================================================================================================

    (11.92)%        3.77%       (13.86)%        (8.94)%      (12.31)%      (25.21)%      (19.88)%       (4.94)%      (24.20)%
=============================================================================================================================
    (12.19)%        3.46%       (14.12)%        (9.21)%      (12.57)%      (25.44)%      (20.12)%       (5.23)%      (24.43)%
=============================================================================================================================
      0.00%         0.00%         0.00%           N/A           .52%         0.00%         2.72%          .71%         0.00%
=============================================================================================================================


===================================================================================================================================

      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
---------------------------      ---------------------------------------------------------------------     ------------------------

                                                                                              SMALL
                                                              LARGE CAP         NEW          COMPANY                      CONSECO
 INTERNATIONAL     VALUE         GROWTH      INTERNATIONAL      GROWTH       GENERATION      GROWTH        BALANCED       20 FOCUS
-----------------------------------------------------------------------------------------------------------------------------------
  $      (1)     $    (626)     $     (78)     $       --     $      (4)     $     (27)     $     624      $       2      $     (26)
         --          1,470             (5)             --             1             (1)             2           (470)            (1)

        (14)         5,587            383              --           244         (1,161)          (689)          (456)        (2,240)
-----------------------------------------------------------------------------------------------------------------------------------
        (15)         6,431            300              --           241         (1,189)           (63)          (924)        (2,267)
-----------------------------------------------------------------------------------------------------------------------------------
        188        219,328          3,510              --         3,000           (646)         3,710        101,269           (954)
         --             --             --              --            --             --             --           (260)            --
         --        (66,110)        82,210              --            --         40,632         88,539        (65,819)        40,631
-----------------------------------------------------------------------------------------------------------------------------------

        188        153,218         85,720              --         3,000         39,986         92,249         35,190         39,677
-----------------------------------------------------------------------------------------------------------------------------------
        173        159,649         86,020              --         3,241         38,797         92,186         34,266         37,410
-----------------------------------------------------------------------------------------------------------------------------------
         --             --             --              --            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  $     173      $ 159,649      $  86,020      $       --     $   3,241      $  38,797      $  92,186      $  34,266      $  37,410
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                                                           (CONTINUED)
                                                                --------------------------------------------------------------------

                                                                                 FIXED        GOVERNMENT       HIGH        MONEY
                                                                  EQUITY         INCOME       SECURITIES       YIELD       MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ..................     $    143       $  1,387       $  1,214       $ 26,176    $ 10,194
Expenses:
   Mortality and expense risk fees .........................           30            320            385          2,966       5,361
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................          113          1,067            829         23,210       4,833
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................          243         (1,706)          (796)        12,041          --
   Net realized long-term capital gain
     distributions from investments in portfolio shares ....           --             --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
        portfolio shares ...................................          243         (1,706)          (796)        12,041          --
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ....................           91         (1,293)            (8)        (3,482)         --
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
            from operations ................................     $    447       $ (1,932)      $     25       $ 31,769    $  4,833
===================================================================================================================================

Total return - Standard contract (Note 6) ..................        (4.78)%         2.12%          2.59%         (1.01)%      0.70%
                                                               ====================================================================
Total return - Standard contract with all riders (Note 6) ..        (5.07)%         1.82%          2.28%         (1.30)%      0.40%
                                                               ====================================================================
Investment income ratio (Note 6) ...........................          .79%          2.26%          1.75%          4.80%        .96%
                                                               ====================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                                 CONSECO SERIES TRUST PORTFOLIOS
                                                                                           (CONTINUED)
                                                             ----------------------------------------------------------------------

                                                                              FIXED        GOVERNMENT      HIGH           MONEY
                                                              EQUITY         INCOME        SECURITIES      YIELD          MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ..............................     $     113     $     1,067      $     829    $    23,210    $     4,833
   Net realized gain (loss) on investments in
     portfolio shares .................................           243          (1,706)          (796)        12,041             --
   Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares..            91          (1,293)            (8)        (3,482)            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
        operations ....................................           447          (1,932)            25         31,769          4,833
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................        15,519         189,032         69,959          8,615      1,136,414
   Contract redemptions ...............................            --              --             --             --         (5,445)
   Net transfers ......................................         2,886         (80,229)       (30,529)       505,076       (574,071)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ................        18,405         108,803         39,430        513,691        556,898
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ......        18,852         106,871         39,455        545,460        561,731
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................            --              --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..............     $  18,852     $   106,871      $  39,455    $   545,460    $   561,731
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                                         FIRST
                                                                                                                       AMERICAN
                                    DREYFUS VARIABLE                                                                  INSURANCE
                                    INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                 PORTFOLIOS
                              ----------------------------  ------------------------------------------------------   ------------
  DREYFUS
  SOCIALLY       DREYFUS                                                                INTERNATIONAL
 RESPONSIBLE      STOCK        DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL      SMALL                     LARGE CAP
   GROWTH         INDEX           STOCK          VALUE        BOND II       EQUITY II     COMPANY II    UTILITY II      GROWTH
---------------------------------------------------------------------------------------------------------------------------------
  $      5       $    531         $   15       $     33     $     --         $    --       $     --      $     --      $    --

        19            377             11            100        1,416              --            167            39           --
---------------------------------------------------------------------------------------------------------------------------------
       (14)           154              4            (67)      (1,416)             --           (167)          (39)          --
---------------------------------------------------------------------------------------------------------------------------------


        (2)        (2,132)            --          1,198       18,988              --         (8,693)         (477)          --

        --            862             --             --           --              --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
        (2)        (1,270)            --          1,198       18,988              --         (8,693)         (477)          --
---------------------------------------------------------------------------------------------------------------------------------

        81          2,181             61             85          309              --             --           (30)          --
---------------------------------------------------------------------------------------------------------------------------------
  $     65       $  1,065         $   65       $  1,216     $ 17,881         $    --       $ (8,860)     $   (546)     $    --
=================================================================================================================================

    (11.32)%        (7.31)%        (7.78)%        (7.87)%      (0.70)%        (15.92)%       (17.00)%      (10.30)%     (11.90)%
=================================================================================================================================
    (11.58)%        (7.58)%        (8.06)%        (8.15)%      (0.99)%        (16.17)%       (17.25)%      (10.57)%     (12.17)
=================================================================================================================================
       .15%           .61%           .81%          1.08%        0.00%            N/A            N/A          0.00%         N/A
=================================================================================================================================





=================================================================================================================================

                                                                                                                          FIRST
                                                                                                                        AMERICAN
                                  DREYFUS VARIABLE                                                                     INSURANCE
                                  INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES                    PORTFOLIOS
                             ---------------------------  --------------------------------------------------------    ------------
  DREYFUS
 SOCIALLY       DREYFUS                                                                INTERNATIONAL
RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL      SMALL                        LARGE CAP
  GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II      COMPANY II     UTILITY II       GROWTH
----------------------------------------------------------------------------------------------------------------------------------
$     (14)     $     154      $       4      $   (67)     $   (1,416)     $      --      $    (167)     $     (39)       $    --
       (2)        (1,270)            --         1,198         18,988             --         (8,693)          (477)            --

       81          2,181             61            85            309             --             --            (30)            --
----------------------------------------------------------------------------------------------------------------------------------
       65          1,065             65         1,216         17,881             --         (8,860)          (546)            --
----------------------------------------------------------------------------------------------------------------------------------

    6,132        123,507          2,004         3,007         19,547             --             --         21,867             --
       --             --             --            --             (3)            --             --             --             --
    1,837         45,197          1,503          (730)        46,094             --          8,860        (18,932)            --
----------------------------------------------------------------------------------------------------------------------------------

    7,969        168,704          3,507         2,277         65,638             --          8,860          2,935             --
----------------------------------------------------------------------------------------------------------------------------------
    8,034        169,769          3,572         3,493         83,519             --             --          2,389             --
----------------------------------------------------------------------------------------------------------------------------------
       --             --             --            --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
$   8,034      $ 169,769      $   3,572     $   3,493      $  83,519      $      --      $      --      $   2,389        $    --
=================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                         FIRST
                                                                       AMERICAN
                                                                       INSURANCE
                                                                      PORTFOLIOS
                                                                      (CONTINUED)        INVESCO VARIABLE INVESTMENT FUNDS
                                                                     ------------  ------------------------------------------------

                                                                        MID CAP     EQUITY      FINANCIAL     HEALTH
                                                                         GROWTH     INCOME      SERVICES     SCIENCES    HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ........................     $    --      $   111     $   494      $   380      $ 1,741
Expenses:
   Mortality and expense risk fees ...............................          --           42         287          272          603
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................          --           69         207          108        1,138
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
       in portfolio shares .......................................          --          977        (251)          92          624
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................          --           21          19           --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares          --          998        (232)          92          624
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     on investments in portfolio shares ..........................          --           39       3,813         (511)      (1,668)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations .     $    --      $ 1,106     $ 3,788      $  (311)     $    94
===================================================================================================================================

Total return - Standard contract (Note 6) ........................      (12.55)%      (5.31)%     (7.09)%      (1.34)%     (10.55)%
                                                                       ============================================================
Total return - Standard contract with all riders (Note 6) ........      (12.81)%      (6.53)%     (7.36)%      (1.74)%     (10.81)%
                                                                       ============================================================
Investment income ratio (Note 6) .................................         N/A         1.25%        .79%         .62%         .93%
                                                                       ============================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                FIRST
                                                              AMERICAN
                                                              INSURANCE
                                                             PORTFOLIOS
                                                             (CONTINUED)            INVESCO VARIABLE INVESTMENT FUNDS
                                                            ------------    -------------------------------------------------------

                                                               MID CAP      EQUITY        FINANCIAL      HEALTH
                                                               GROWTH       INCOME        SERVICES      SCIENCES       HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .................................     $    --     $      69     $     207      $     108      $   1,138
   Net realized gain (loss) on investments in
     portfolio shares ....................................          --           998          (232)            92            624
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................          --            39         3,813           (511)        (1,668)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
        operations .......................................          --         1,106         3,788           (311)            94
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................          --         3,756       116,960        103,407            906
   Contract redemptions ..................................          --            --            --             --           (260)
   Net transfers .........................................          --           587        11,110         11,110         15,353
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...................          --         4,343       128,070        114,517         15,999
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets .........          --         5,449       131,858        114,206         16,093
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................          --            --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .....................     $    --     $   5,449     $ 131,858      $ 114,206      $  16,093
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                LAZARD RETIREMENT
 INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
---------------------------------------------   --------------------------------------      -----------------------

                                                                                                                           LORD
                                                                                                                          ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
   REAL ESTATE                     TELE-       AGGRESSIVE                    WORLDWIDE                                    GROWTH
   OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS     GROWTH        GROWTH         GROWTH         EQUITY       SMALL CAP     AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------
    $  5,575       $     --       $   --       $     --       $     --       $      9       $    102       $ 26,101      $    164

         958             97           --             44            153             47             58          1,285           103
-----------------------------------------------------------------------------------------------------------------------------------
       4,617            (97)          --            (44)          (153)           (38)            44         24,816            61
-----------------------------------------------------------------------------------------------------------------------------------

      (3,493)             5           --             (8)         1,364            (29)            17        (11,193)        1,781

          --             --           --             --             --             --             --         13,825           690
-----------------------------------------------------------------------------------------------------------------------------------
      (3,493)             5           --             (8)         1,364            (29)            17          2,632         2,471
-----------------------------------------------------------------------------------------------------------------------------------

       1,133            502           --           (150)           944            752            522        (14,970)         (785)
-----------------------------------------------------------------------------------------------------------------------------------
    $  2,257       $    410       $   --       $   (202)      $  2,155       $    685       $    583       $ 12,478      $  1,747
===================================================================================================================================

       (1.46)%       (20.42)%     (30.16)%       (17.64)%       (31.87)%       (31.46)%        (9.09)%         6.64%        (4.01)%
===================================================================================================================================
       (1.75)%       (20.66)%     (30.37)%       (17.88)%       (31.35)%       (30.93)%        (9.37)%         6.32%        (4.30)%
===================================================================================================================================
        1.53%          0.00%         N/A           0.00%          0.00%           .13%           .82%         16.82%          .56%
===================================================================================================================================



===================================================================================================================================

                                                                                              LAZARD RETIREMENT
INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)       JANUS ASPEN SERIES PORTFOLIOS             SERIES PORTFOLIOS
--------------------------------------------  ----------------------------------------      -----------------------
                                                                                                                           LORD
                                                                                                                          ABBETT
                                                                                                                          SERIES
                                                                                                                           FUND
REAL ESTATE                      TELE-         AGGRESSIVE                    WORLDWIDE                                    GROWTH
OPPORTUNITY    TECHNOLOGY   COMMUNICATIONS       GROWTH        GROWTH         GROWTH         EQUITY       SMALL CAP     AND INCOME
-----------------------------------------------------------------------------------------------------------------------------------
$   4,617      $     (97)     $     --        $     (44)     $    (153)     $     (38)     $      44      $  24,816      $      61
   (3,493)             5            --               (8)         1,364            (29)            17          2,632          2,471

    1,133            502            --             (150)           944            752            522        (14,970)          (785)
-----------------------------------------------------------------------------------------------------------------------------------
    2,257            410            --             (202)         2,155            685            583         12,478          1,747
-----------------------------------------------------------------------------------------------------------------------------------
    1,946         31,597            --            5,931         45,266          9,151            (86)        40,861         27,102
       --             --            --               --             --             --           (259)            --             --
  544,061         40,633            --            7,274          9,937          2,448         16,585        663,928          3,697
-----------------------------------------------------------------------------------------------------------------------------------

  546,007         72,230            --           13,205         55,203         11,599         16,240        704,789         30,799
-----------------------------------------------------------------------------------------------------------------------------------
  548,264         72,640            --           13,003         57,358         12,284         16,823        717,267         32,546
-----------------------------------------------------------------------------------------------------------------------------------
       --             --            --               --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$ 548,264      $  72,640      $     --        $  13,003      $  57,358      $  12,284      $  16,823      $ 717,267      $  32,546
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                             NEUBERGER BERMAN                  PIONEER VARIABLE
                                                                            ADVISERS MANAGEMENT                CONTRACTS TRUST
                                                                              TRUST PORTFOLIOS                   (CONTINUED)
                                                                    ------------------------------------     ------------------

                                                                     LIMITED
                                                                     MATURITY      MIDCAP                      EQUITY
                                                                       BOND        GROWTH        PARTNERS      INCOME       EUROPE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ......................     $    --       $    --       $    --       $   187       $  --
Expenses:
   Mortality and expense risk fees .............................         769            56             6           240          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................        (769)          (56)           (6)          (53)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................       1,308            --           758           183          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................          --            --            --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares       1,308            --           758           183          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation)
   on investments in portfolio shares ..........................       1,641           890            --           253          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...     $ 2,180       $   834       $   752       $   383       $  --
===================================================================================================================================

Total return - Standard contract (Note 6) ......................        3.05%       (12.93)%       (3.51)%       (4.58)%     (6.56)%
                                                                     ==============================================================
Total return - Standard contract with all riders (Note 6) ......        2.75%       (13.19)%       (3.80)%       (4.86)%     (6.84)%
                                                                     ==============================================================
Investment income ratio (Note 6) ...............................        0.00%         0.00%          N/A           .45%        N/A
                                                                     ==============================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===================================================================================================================================

                                                                         NEUBERGER BERMAN                     PIONEER VARIABLE
                                                                        ADVISERS MANAGEMENT                    CONTRACTS TRUST
                                                                         TRUST PORTFOLIOS                        (CONTINUED)
                                                                 -----------------------------------    ---------------------------

                                                                 LIMITED
                                                                 MATURITY     MIDCAP                     EQUITY
                                                                   BOND       GROWTH        PARTNERS     INCOME         EUROPE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income .....................................  $    (769)   $     (56)     $   (6)     $     (53)     $     --
   Net realized gain (loss) on investments in
     portfolio shares ........................................      1,308           --         758            183            --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................      1,641          890          --            253            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...      2,180          834         752            383            --
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................    100,465           63          --        101,039            --
   Contract redemptions ......................................         --           --          --             --            --
   Net transfers .............................................    454,053       81,265        (752)       (79,272)           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................    554,518       81,328        (752)        21,767            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................    556,698       82,162          --         22,150            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................         --           --          --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................  $ 556,698    $  82,162      $   --      $  22,150      $     --
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

     PIONEER                                                                                 STRONG                      VAN ECK
    VARIABLE                                                                                VARIABLE                    WORLDWIDE
    CONTRACTS                                                                               INSURANCE                   INSURANCE
TRUST (CONTINUED)         RYDEX VARIABLE TRUST                 SELIGMAN PORTFOLIOS            FUNDS                    TRUST FUNDS
----------------   -------------------------------------   ---------------------------      ---------                  -----------

                                                 U.S.
                                              GOVERNMENT   COMMUNICATIONS                                  STRONG
                                                 MONEY          AND           GLOBAL         MID CAP     OPPORTUNITY
    FUND           NOVA            OTC          MARKET      INFORMATION     TECHNOLOGY      GROWTH II      FUND II          BOND
------------------------------------------------------------------------------------------------------------------------------------
  $     70       $     --       $     --       $    125       $     --       $    114       $     --       $    887       $     --

       143            145            252            227             79             74            111             93            195
------------------------------------------------------------------------------------------------------------------------------------
       (73)          (145)          (252)          (102)           (79)            40           (111)           794           (195)
------------------------------------------------------------------------------------------------------------------------------------


       636            (38)          (325)            --             (1)            (4)           (18)         1,171         (2,064)

        --             --             --             --          9,659         10,578             --          4,446             --
------------------------------------------------------------------------------------------------------------------------------------
       636            (38)          (325)            --          9,658         10,574            (18)         5,617         (2,064)
------------------------------------------------------------------------------------------------------------------------------------

     1,688            (16)        (1,831)            --         (7,293)       (10,643)         2,225         (4,642)          (114)
------------------------------------------------------------------------------------------------------------------------------------
  $  2,251       $   (199)      $ (2,408)      $   (102)      $  2,286       $    (29)      $  2,096       $  1,769       $ (2,373)
===================================================================================================================================

     (7.15)%       (13.60)%       (15.98)%         0.15%         (6.86)%       (11.55)%       (18.75)%        (4.61)%         1.57%
===================================================================================================================================
     (7.42)%       (13.86)%       (16.23)%        (0.15)%        (7.14)%       (11.81)%       (19.00)%        (4.90)%         1.27%
===================================================================================================================================
       .23%          0.00%          0.00%           .13%          0.00%           .50%          0.00%          5.03%          0.00%
===================================================================================================================================




===================================================================================================================================

     PIONEER                                                                                 STRONG                       VAN ECK
    VARIABLE                                                                                VARIABLE                     WORLDWIDE
    CONTRACTS                                                                               INSURANCE                    INSURANCE
TRUST (CONTINUED)          RYDEX VARIABLE TRUST                SELIGMAN PORTFOLIOS            FUNDS                     TRUST FUNDS
----------------    -------------------------------------  ---------------------------     ----------                   -----------

                                                  U.S.
                                               GOVERNMENT  COMMUNICATIONS                                   STRONG
                                                  MONEY          AND          GLOBAL         MID CAP      OPPORTUNITY
      FUND          NOVA            OTC           MARKET     INFORMATION    TECHNOLOGY      GROWTH II       FUND II        BOND
------------------------------------------------------------------------------------------------------------------------------------
  $     (73)     $    (145)     $    (252)     $    (102)     $     (79)     $      40      $    (111)     $     794     $    (195)
        636            (38)          (325)            --          9,658         10,574            (18)         5,617        (2,064)

      1,688            (16)        (1,831)            --         (7,293)       (10,643)         2,225         (4,642)         (114)
------------------------------------------------------------------------------------------------------------------------------------
      2,251           (199)        (2,408)          (102)         2,286            (29)         2,096          1,769        (2,373)
------------------------------------------------------------------------------------------------------------------------------------
     51,924          1,435         71,787        147,535          6,856          2,206         14,533         30,290        92,236
         --             --             --           (666)            --             --             --             --            --
    (18,776)       238,509        117,151           (470)        52,780         81,265         83,401         15,181       (82,519)
------------------------------------------------------------------------------------------------------------------------------------

     33,148        239,944        188,938        146,399         59,636         83,471         97,934         45,471         9,717
------------------------------------------------------------------------------------------------------------------------------------
     35,399        239,745        186,530        146,297         61,922         83,442        100,030         47,240         7,344
------------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
  $  35,399      $ 239,745      $ 186,530      $ 146,297      $  61,922      $  83,442      $ 100,030      $  47,240     $   7,344
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT I

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

===========================================================================================================================

                                                                               VAN ECK WORLDWIDE
                                                                       INSURANCE TRUST FUNDS (CONTINUED)
                                                                    -----------------------------------------
                                                                       EMERGING        HARD          REAL         COMBINED
                                                                       MARKETS        ASSETS        ESTATE          TOTAL
-------------------------------------------------------------------------------------------------------------   -----------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares ......................       $   --         $   --       $     --       $ 76,792
Expenses
   Mortality and expense risk fees .............................            5             15            465         19,483
-------------------------------------------------------------------------------------------------------------   ----------
     Net investment income (expense) ...........................           (5)           (15)          (465)        57,309
-------------------------------------------------------------------------------------------------------------   ----------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................           --              1         (3,841)         8,038
   Net realized long-term capital gain distributions
     from investments in portfolio shares ......................           --             --             --         40,100
-------------------------------------------------------------------------------------------------------------   ----------
     Net realized gain (loss) on investments in portfolio shares           --              1         (3,841)        48,138
-------------------------------------------------------------------------------------------------------------   ----------
Net change in unrealized appreciation (depreciation)
   on investments in portfolio shares ..........................           51            385            287        (23,818)
-------------------------------------------------------------------------------------------------------------   ----------
     Net increase (decrease) in net assets from operations .....       $   46         $  371       $ (4,019)      $ 81,629
=============================================================================================================   ===========

Total return - Standard contract (Note 6) ......................        (2.14)%        (7.37)%        (1.96)%
                                                                       ======================================
Total return - Standard contract with all riders (Note 6) ......        (2.43)%        (7.65)%        (2.25)%
                                                                       ======================================
Investment income ratio (Note 6) ...............................         0.00%          0.00%          0.00%
                                                                       ======================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FROM JULY 2, 2001 TO DECEMBER 31, 2001

==============================================================================================================================

                                                                              VAN ECK WORLDWIDE
                                                                       INSURANCE TRUST FUNDS (CONTINUED)
                                                                    -----------------------------------------

                                                                     EMERGING         HARD           REAL           COMBINED
                                                                      MARKETS        ASSETS         ESTATE            TOTAL
--------------------------------------------------------------------------------------------------------------     -----------
Changes from operations:
   Net investment income ......................................     $      (5)     $     (15)     $      (465)     $    57,309
   Net realized gain (loss) on investments in
    portfolio shares ..........................................            --              1           (3,841)          48,138
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................            51            385              287          (23,818)
--------------------------------------------------------------------------------------------------------------     -----------
       Net increase (decrease) in net assets from
         operations ...........................................            46            371           (4,019)          81,629
--------------------------------------------------------------------------------------------------------------     -----------
Changes from contract owners' transactions:
   Net contract purchase payments .............................           963             --           61,408        3,062,796
   Contract redemptions .......................................            --             --               --           (7,152)
   Net transfers ..............................................            --          6,376          (45,429)       2,266,880
--------------------------------------------------------------------------------------------------------------     -----------
     Net increase (decrease) in net assets from contract
      owners' transactions ....................................           963          6,376           15,979        5,322,524
--------------------------------------------------------------------------------------------------------------     -----------
       Net increase (decrease) in net assets ..................         1,009          6,747           11,960        5,404,153
--------------------------------------------------------------------------------------------------------------     -----------
Net assets, beginning of period ...............................            --             --               --               --
--------------------------------------------------------------------------------------------------------------     -----------
       Net assets, end of period ..............................     $   1,009      $   6,747      $    11,960      $ 5,404,153
==============================================================================================================     ===========

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT I

NOTES TO FINANCIAL STATEMENTS


JULY 2, 2001 THROUGH DECEMBER 31, 2001

===============================================================================

(1) GENERAL

     Conseco Variable Annuity Account I ("Account I") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I was established on August 23, 2000, and commenced operations on July 2, 2001, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account I are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange. On January 29, 2002, Conseco, Inc. announced its plan to explore the sale of its variable annuities business. No assurance can be provided as to the timing, price or other terms related to the possible sale of such business.

     Currently, the following investment options are available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio - Service Shares
   Worldwide Growth Portfolio - Service Shares

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC. (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT I

JULY 2, 2001 THROUGH DECEMBER 31, 2001

===============================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account I does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account I as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account I are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account I and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $24,314,175 for the period July 2, 2001 through December 31, 2001. The aggregate proceeds from sales of investments in portfolio shares were $18,894,243 for the period July 2, 2001 through December 31, 2001.

(4) DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account I a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account I, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $19,483 for the period July 2, 2001 through December 31, 2001.

     Pursuant to an agreement between Account I and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account I. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges for the period July 2, 2001 through December 31, 2001 were $37.

(5) OTHER TRANSACTIONS WITH AFFILIATES

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

     Conseco Capital Management, an affiliate of the Company, serves as an investment advisor of the Conseco Series Trust and earns fees for such services.

(6) TOTAL RETURNS AND INVESTMENT INCOME RATIOS

     Beginning in 2001, disclosure of total returns and investment income ratios became a new requirement. The total return is calculated as the percentage change of unit value from the beginning of the period represented to the unit value at the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to average monthly net assets.

REPORT OF INDEPENDENT ACCOUNTANTS


===============================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT I

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account I (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for the period July 2, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 15, 2002

===============================================================================

                           CONSECO VARIABLE ANNUITY ACCOUNT I
                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2001 and 2000, and for the years ended December 31,
                               2001, 2000 and 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in notes 1 and 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                                 /s/ PricewaterhouseCoopers LLP
                                                 -------------------------------
                                                 PricewaterhouseCoopers LLP



April 19, 2002

                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2001 and 2000
                              (Dollars in millions)


                                     ASSETS

                                                                                            2001              2000
                                                                                            ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2001 - $1,249.9; 2000 - $1,260.6)...............................................  $1,198.6           $1,192.1
    Equity securities at fair value (cost: 2001 - $8.2; 2000 - $9.1)...................       8.2                8.6
    Mortgage loans.....................................................................      78.5              100.0
    Policy loans.......................................................................      73.8               75.7
    Other invested assets .............................................................      41.0               73.3
                                                                                         --------           --------

          Total investments............................................................   1,400.1            1,449.7

Cash and cash equivalents..............................................................     149.3               78.8
Accrued investment income..............................................................      23.2               24.9
Cost of policies purchased.............................................................     100.7              116.1
Cost of policies produced..............................................................     228.0              214.1
Reinsurance receivables................................................................      32.0               22.4
Goodwill...............................................................................      42.2               43.7
Assets held in separate accounts.......................................................   1,649.1            1,825.5
Other assets...........................................................................       7.1                5.4
                                                                                         --------           --------

          Total assets.................................................................  $3,631.7           $3,780.6
                                                                                         ========           ========






















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 2001 and 2000
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            2001             2000
                                                                                            ----             ----


Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,086.4           $1,128.6
       Traditional products............................................................     265.1              270.9
       Claims payable and other policyholder funds.....................................      31.4               36.3
       Liabilities related to separate accounts........................................   1,649.1            1,825.5
    Income tax liabilities.............................................................      39.3               49.4
    Investment borrowings..............................................................     151.8               58.5
    Other liabilities..................................................................      19.6               15.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,242.7            3,384.2
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (16.1)             (25.2)
    Retained earnings..................................................................      11.6               28.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     389.0              396.4
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,631.7           $3,780.6
                                                                                         ========           ========
























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                          2001             2000              1999
                                                                          ----             ----              ----

Revenues:
    Insurance policy income..........................................    $104.6           $ 91.0            $ 92.1
    Net investment income:
       General account assets........................................     111.0            124.6             147.1
       Separate account products.....................................    (166.8)           191.2             151.8
    Net losses from sale of investments..............................     (35.1)           (12.1)            (10.0)
                                                                         ------           ------            ------

          Total revenues.............................................      13.7            394.7             381.0
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits:
       Separate account products.....................................    (166.8)           191.2             151.8
       Other products................................................     109.0            105.1             132.3
    Amortization.....................................................      36.2             30.3              14.3
    Other operating costs and expenses...............................      44.3             44.1              41.5
                                                                         ------           ------            ------

          Total benefits and expenses................................      22.7            370.7             339.9
                                                                         ------           ------            ------

          Income (loss) before income taxes..........................      (9.0)            24.0              41.1

Income tax expense (benefit).........................................      (2.6)             9.2              14.4
                                                                         ------           ------            ------

          Net income (loss)..........................................    $ (6.4)          $ 14.8            $ 26.7
                                                                         ======           ======            ======

























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------


Balance, December 31, 1998.................................   $419.2          $393.5               $  (.7)          $26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7              -                    -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
       of $16.1)...........................................    (28.4)             -                 (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)             -                    -            (27.0)
                                                              ------          ------               ------           -----

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8              -                    -             14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
       expense of $2.2)....................................      3.9              -                   3.9              -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)             -                    -            (12.8)
                                                              ------          ------               ------           -----

Balance, December 31, 2000.................................    396.4           393.5                (25.2)           28.1

   Comprehensive income, net of tax:
     Net loss .............................................     (6.4)             -                    -             (6.4)
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
       of $5.2)............................................      9.1              -                   9.1              -
                                                              ------

         Total comprehensive income........................      2.7

   Dividends on common stock...............................    (10.1)             -                    -            (10.1)
                                                              ------          ------               ------           -----

Balance, December 31, 2001.................................   $389.0          $393.5               $(16.1)          $11.6
                                                              ======          ======               ======           =====










                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                         2001              2000             1999
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income (loss).................................................  $   (6.4)        $   14.8          $   26.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      36.2             30.3              14.3
         Income taxes................................................     (16.8)            11.4              12.0
         Insurance liabilities.......................................     (15.0)            88.9             162.6
         Accrual and amortization of investment income...............       (.6)             4.3             (11.4)
         Deferral of cost of policies produced.......................     (41.7)           (84.2)            (62.7)
         Net losses from sale of investments.........................      35.1             12.1              10.0
         Other.......................................................      (2.0)            (1.0)             (3.8)
                                                                       --------         --------          --------

         Net cash provided (used) by operating activities............     (11.2)            76.6             147.7
                                                                       --------         --------          --------

Cash flows from investing activities:
   Sales of investments..............................................   1,854.4          1,115.3             904.8
   Maturities and redemptions........................................      81.6             53.8             109.0
   Purchases of investments..........................................  (1,994.8)        (1,587.6)         (1,502.0)
                                                                       --------         --------          --------

         Net cash used by investing activities.......................     (58.8)          (418.5)           (488.2)
                                                                       --------         --------          --------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     452.0            893.7             654.1
   Investment borrowings.............................................      93.3            (76.6)             69.4
   Withdrawals from insurance liabilities............................    (394.7)          (467.0)           (324.8)
   Dividends paid on common stock....................................     (10.1)           (12.8)            (27.0)
                                                                       --------         --------          --------

         Net cash provided by financing activities...................     140.5            337.3             371.7
                                                                       --------         --------          --------

         Net increase (decrease) in cash and cash equivalents........      70.5             (4.6)             31.2

Cash and cash equivalents, beginning of year.........................      78.8             83.4              52.2
                                                                       --------         --------          --------

Cash and cash equivalents, end of year...............................  $  149.3         $   78.8          $   83.4
                                                                       ========         ========          ========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------




1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, home improvement, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the significant accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 2000 and 1999 financial statements and notes to conform with the 2001 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, certain notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. There were no such trading securities at December 31, 2001 or 2000. We include any unrealized gain or loss on trading securities in net investment gains (losses).

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce the cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extend beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we have amortized goodwill on a straight-line basis generally over a 40-year period. The total accumulated amortization of goodwill was $19.1 million and $17.6 million at December 31, 2001 and 2000, respectively. Pursuant to generally accepted accounting principles in effect at December 31, 2001, we have determined that goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we had determined that the undiscounted projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, we would have reduced its carrying value with a corresponding charge to expense or shortened the amortization period (no such charges have occurred). See "Recently Issued Accounting Standards" below for a discussion of new accounting standards applicable to goodwill which are effective beginning on January 1, 2002.

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $4.3 million, $11.1 million and $23.1 million in 2001, 2000 and 1999, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $4.6 million, $10.1 million and $20.8 million in 2001, 2000 and 1999, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $1.0 million, $4.9 million and $18.7 million in 2001, 2000 and 1999, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


deductible. If future income is not generated as expected, a valuation allowance will be established.

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $102.7 million during 2001 and $86.3 million during 2000. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 3.7 percent and 5.8 percent in 2001 and 2000, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements would be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              2001                           2000
                                                                   ------------------------      -----------------------
                                                                   Carrying           Fair       Carrying          Fair
                                                                    Amount            Value       Amount           Value
                                                                    ------            -----       ------           -----
                                                                                     (Dollars in millions)

Financial assets:
   Actively managed fixed maturities............................   $1,198.6        $1,198.6      $1,192.1        $1,192.1
   Equity securities ...........................................        8.2             8.2           8.6             8.6
   Mortgage loans...............................................       78.5            77.3         100.0            97.7
   Policy loans.................................................       73.8            73.8          75.7            75.7
   Other invested assets........................................       41.0            41.0          73.3            73.3
   Cash and cash equivalents....................................      149.3           149.3          78.8            78.8

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,086.4         1,086.4       1,128.6         1,128.6
   Investment borrowings........................................      151.8           151.8          58.5            58.5

--------------------
     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2001 and 2000. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     The FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment of Long- Lived Assets" ("SFAS 144") in August 2001. This standard addresses the measurement and reporting for impairment of all long-lived assets. It also broadens the definition of what may be presented as a discontinued operation in the consolidated statement of operations to include components of a company's business segments. SFAS 144 requires that long-lived assets currently in use be written down to fair value when considered impaired. Long-lived assets to be disposed of are written down to the lower of cost or fair value less the estimated cost to sell. The Company is required to implement this standard beginning January 1, 2002. We do not expect that the adoption of this standard will have a material effect on our financial position or results of operations.

     The FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets" in June 2001. Under the new rules, intangible assets with an indefinite life will no longer be amortized in periods subsequent to December 31, 2001, but will be subject to annual impairment tests (or more frequent under certain circumstances), effective January 1, 2002. The Company has determined that all of its goodwill has an indefinite life and is therefore subject to the new rules. Application of the nonamortization provisions is expected to improve our financial results by approximately $1.5 million in the year ended December 31, 2002.

     SFAS 141 requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method, and prospectively prohibits the use of the pooling-of-interests method.

     Pursuant to SFAS 142, the goodwill impairment test has two-steps. The first step consists of determining the estimated fair value of the Company. The estimated fair value will be compared to the Company's book value. If the estimated fair value exceeds the carrying amount, the test is complete and goodwill is not impaired. If the fair value is less than the carrying value, the second step of the impairment test must be performed. SFAS 142 is required to be adopted as of

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


January 1, 2002. The significant factors used to determine the estimated fair value of the Company include analyses of industry market valuation, historical and projected performance of the Company and discounted cash flow analysis, which are currently in process. If the carrying value of the Company exceeds estimated fair value, we will be required to complete the second step. This step is more complex than the first because it involves the valuation of all assets and liabilities, and then comparison of our "implied goodwill" with the carrying value of our goodwill. If the carrying value exceeds the implied value in the initial application of this standard, an impairment loss is recognized as a cumulative effect of a change in accounting standard. Subsequent impairments, if any, would be classified as an operating expense.

     The Company is currently evaluating the carrying value of goodwill under this standard. The amount of any potential impairment is unknown at this time and is dependent upon the estimated fair market value of the Company, which is currently in process. Although this standard will increase the Company's results of operations in the future due to the elimination of goodwill amortization from our statement of operations, any impairments would result in a charge calculated as discussed in the preceding paragraphs.

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively referred to as "SFAS 133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income (loss), depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We adopted SFAS 133 on January 1, 2001. The initial adoption of the new standard did not have a material impact on the Company's financial position or results of operations and there was no cumulative effect of an accounting change related to its adoption.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1 and above, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2001 and 2000, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                          Amount Prior to                         Reported
                                                         Effect of Merger      Providential        Amount
                                                         ----------------      ------------        ------
                                                                          (Dollars in millions)
1999
Revenues.............................................          $359.7             $21.3            $381.0
Net income...........................................            25.2               1.5              26.7

3.   INVESTMENTS:

     At December 31, 2001, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  698.6        $3.4        $23.2      $  678.8
   United States Treasury securities and obligations of
     United States government corporations and agencies................       9.8          .5           -           10.3
   States and political subdivisions...................................      19.7          .5           .8          19.4
   Debt securities issued by foreign governments.......................       5.8          .1           .1           5.8
   Mortgage-backed securities .........................................     405.7         3.6          5.5         403.8
Below-investment grade (primarily corporate securities)................     110.3          .6         30.4          80.5
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,249.9        $8.7        $60.0      $1,198.6
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    8.2        $ .1        $  .1      $    8.2
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                       (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4       $ 1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9           -           26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9          -            .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6       $ 4.5        $73.0      $1,192.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $    9.1       $  -         $  .5      $    8.6
                                                                         ========       =====        =====      ========


     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2001 and 2000, were summarized as follows:

                                                                                                        2001       2000
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(52.1)    $(74.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    26.9       35.4
Deferred income tax benefit..........................................................................     9.1       14.3
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(16.1)    $(25.2)
                                                                                                       ======     ======


     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2001, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                   (Dollars in millions)
Due in one year or less........................................................................   $    9.1      $    9.0
Due after one year through five years..........................................................       85.3          84.8
Due after five years through ten years.........................................................      265.9         257.9
Due after ten years............................................................................      483.9         443.1
                                                                                                  --------      --------

    Subtotal...................................................................................      844.2         794.8

Mortgage-backed securities.....................................................................      405.7         403.8
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,249.9      $1,198.6
                                                                                                  ========      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Net investment income consisted of the following:

                                                                                          2001         2000         1999
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)
Actively managed fixed maturity securities...........................................   $  94.1        $ 99.4      $116.1
Equity securities....................................................................       2.4           5.2        12.2
Mortgage loans.......................................................................       7.5           8.8         9.9
Policy loans.........................................................................       4.7           4.8         4.8
Other invested assets................................................................       2.8           5.2         3.5
Cash and cash equivalents............................................................        .5           2.3         2.1
Separate accounts....................................................................    (166.8)        191.2       151.8
                                                                                        -------        ------      ------

    Gross investment income..........................................................     (54.8)        316.9       300.4
Investment expenses..................................................................       1.0           1.1         1.5
                                                                                        -------        ------      ------

       Net investment income.........................................................   $ (55.8)       $315.8      $298.9
                                                                                        =======        ======      ======


     There were no significant fixed maturity investments that were not accruing investment income in 2001, 2000 and 1999.

     Investment losses, net of related investment expenses, were included in revenue as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $ 15.8       $  5.3       $  8.6
    Gross losses.......................................................................   (13.3)       (13.2)       (14.5)
    Other than temporary decline in fair value.........................................   (25.1)        (4.2)        (1.3)
                                                                                         ------       ------       ------

         Net investment losses from fixed maturities before expenses...................   (22.6)       (12.1)        (7.2)

Equity securities......................................................................      -           6.5           .3
Other than temporary decline in fair value of other invested assets....................    (9.6)        (4.3)          -
Other..................................................................................     (.4)          .4           .4
                                                                                         ------       ------       ------

         Net investment losses before expenses.........................................   (32.6)        (9.5)        (6.5)
Investment expenses....................................................................     2.5          2.6          3.5
                                                                                         ------       ------       ------

         Net investment losses.........................................................  $(35.1)      $(12.1)      $(10.0)
                                                                                         ======       ======       ======

     The Company holds $82.3 million of fixed maturity investments issued by non-affiliated special purpose entities (the "trusts"). The trusts were established to invest in various assets and issue debt and equity securities as permitted by the trusts' indentures. The accounting policies of the trusts are similar to ours. The Company and certain other subsidiaries of Conseco hold all of the debt issued by the trusts; a nonaffiliated party owns the equity securities. The trusts are not permitted to incur additional debt and do not hold derivative instruments.

     At December 31, 2001, the carrying value of the investments on the trusts' books approximates the value of the fixed maturity investments held by Conseco's subsidiaries. Approximately 24 percent of the trusts' investments are held in zero- coupon government bonds, 33 percent are held in other fixed maturity investments, 21 percent are held in various limited partnership investments, 11 percent are held in the common stock of TeleCorp PCS, Inc., 7 percent are held in mortgage loans and 4 percent are held in other investments.

     At December 31, 2001, the mortgage loan balance was primarily comprised of commercial loans. Approximately 20

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


percent, 9 percent, 8 percent, 7 percent, 7 percent and 7 percent of the mortgage loan balance were on properties located in Michigan, Florida, Oklahoma, Georgia, Ohio and Tennessee, respectively. No other state comprised greater than 5 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2001. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2001 and 2000.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.4 million at December 31, 2001.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2001, other than investments issued or guaranteed by the United States government or a United States government agency.


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2001            2000
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)

   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  805.5       $  834.3
       Universal life-type contracts...................      N/A          N/A          N/A          280.9          294.3
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,086.4        1,128.6
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          163.5          166.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          101.6          104.6
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             265.1          270.9
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           31.4           36.3
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,649.1        1,825.5
                                                                                                 --------       --------

       Total...........................................                                          $3,032.0       $3,261.3
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At both December 31, 2001 and 2000, approximately 96 percent of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2001.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2001           2000
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $ (3.1)        $  4.0
    Cost of policies purchased and cost of policies produced...................................       94.3           94.0
    Insurance liabilities......................................................................      (19.7)         (50.2)
    Unrealized depreciation....................................................................       (9.1)         (14.3)
    Other......................................................................................      (13.3)           6.0
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       49.1           39.5
Current income tax liabilities (assets)........................................................       (9.8)           9.9
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 39.3         $ 49.4
                                                                                                    ======         ======



    Income tax expense was as follows:

                                                                                               2001       2000       1999
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision (benefit)...........................................................     $ 1.0     $(11.7)     $ 4.3
Deferred tax provision (benefit)..........................................................      (3.6)      20.9       10.1
                                                                                               -----     ------      -----

         Income tax expense (benefit).....................................................     $(2.6)    $  9.2      $14.4
                                                                                               =====     ======      =====


     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2001       2000       1999
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................    (35.0)%      35.0%      35.0%
State taxes...............................................................................      (.5)         .8        1.5
Other.....................................................................................      6.6         2.5       (1.5)
                                                                                              -----        ----       ----

         Income tax expense (benefit).....................................................    (28.9)%      38.3%      35.0%
                                                                                              =====        ====       ====


6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2001, includes: (i) accruals of $1.1 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2001; and (ii) receivables of $.9 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. At December 31, 2000, such guaranty fund assessment related accruals were $.5 million and such receivables were $1.6 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


insurance companies. We recognized expense for such assessments of $1.1 million in 2001 and $.7 million in 2000 and $1.1 million in 1999.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.8 million in 2001, $43.3 million in 2000 and $43.4 million in 1999.

     At December 31, 2000, the Company held $22.6 million of preferred stock (classified as "other invested assets") issued by an affiliated company. During 2001, such preferred stock plus accrued unpaid dividends was sold to another affiliated company. There was no gain or loss related to the sale.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Premiums collected:
    Direct premiums collected.........................................................    $503.4        $955.5      $720.4
    Reinsurance assumed...............................................................       1.0           4.9        18.7
    Reinsurance ceded.................................................................      (4.3)        (11.1)      (23.1)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     500.1         949.3       716.0
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     452.0         893.7       654.1
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      48.1          55.6        61.9
Fees and surrender charges on interest-sensitive products.............................      56.5          35.4        30.2
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $104.6        $ 91.0      $ 92.1
                                                                                          ======        ======      ======


     The five states with the largest shares of 2001 collected premiums were Texas (14 percent), California (14 percent), Illinois (7.9 percent), Florida (7.8 percent) and Michigan (7.4 percent). No other state accounted for more than 6 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $116.1       $138.0      $104.8
    Amortization......................................................................      (9.4)       (11.1)       (4.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (6.0)       (10.8)       37.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $100.7       $116.1      $138.0
                                                                                          ======       ======      ======


     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 12 percent of the December 31, 2001, balance of cost of policies purchased in 2002, 11 percent in 2003, 10 percent in 2004, 8 percent in 2005 and 7 percent in 2006. The average discount rate used to determine the amortization of the cost of policies purchased was 9 percent in both 2001 and 2000.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $214.1       $147.6      $ 82.5
    Additions.........................................................................      41.7         84.2        62.7
    Amortization......................................................................     (25.3)       (17.6)       (8.3)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (2.5)         (.1)       10.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $228.0       $214.1      $147.6
                                                                                          ======       ======      ======

     The cost of policies produced and the cost of policies purchased are amortized in relation to the estimated gross profits to be earned over the life of our annuity products. As a result of economic developments, actual experience of our products and changes in our expectations, we changed our investment yield assumptions (decreasing such yield from 14 percent to 11 percent) used in calculating the estimated gross profits to be earned on our annuity products. Such changes resulted in additional amortization of the cost of policies produced and the cost of policies purchased of $7.2 million in 2001.

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2001, 2000, and 1999, were $(14.3) million, $5.2 million and $(2.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     2001            2000
                                                                                     ----            ----
                                                                                     (Dollars in millions)

   Statutory capital and surplus.................................................. $ 98.6           $102.0
   Asset valuation reserve........................................................   20.8             38.5
   Interest maintenance reserve...................................................   48.3             55.0
                                                                                   ------           ------

       Total...................................................................... $167.7           $195.5
                                                                                   ======           ======


     Our statutory net income (loss) was $5.5 million, $(6.3) million and $14.6 million in 2001, 2000 and 1999, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2002 of $17.4 million without permission from state regulatory authorities. During 2001, we paid dividends to our parent of $10.1 million.

     The National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that we use to prepare our statutory-basis financial statements. The impact of these changes decreased our statutory-based capital and surplus as of January 1, 2001, by approximately $2.0 million.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


10.  SUBSEQUENT EVENT:

     In the first quarter of 2002, we entered into a reinsurance agreement pursuant to which we are ceding 100 percent of our traditional life and interest-sensitive life insurance business to Protective Life Insurance Company (rated A+ by A.M. Best). The total insurance liabilities ceded pursuant to the contract are approximately $470 million. The agreement is subject to regulatory approval. Upon receipt of all regulatory approvals, we will receive a ceding commission of $49.5 million. The ceding commission approximated the value of the cost of policies purchased and the cost of policies produced related to the ceded business.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)              Financial Statements
                 Required financial statements of Conseco Variable Annuity Account I and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b)              Exhibits
    (1) Resolution of Board of Directors of the Company authorizing the establishment of the Separate
                 Account.(6)

    (2)          Not Applicable.

    (3)  (a)     Form of Principal Underwriter's Agreement of the Company on
                 behalf of the Separate Account and Conseco Equity Sales,
                 Inc.(8)

         (b) Form of Selling Agreement between the Company and Conseco Equity Sales, Inc.(8)

    (4)  (a)(i)  Individual Flexible Premium Deferred Annuity Contract Fixed and
                 Variable Accounts.(8)

         (a)(ii) Individual Flexible Premium Deferred Variable Annuity Contract.(8)

         (b)     Guaranteed Minimum Death Benefit Rider.(8)

         (c)     Guaranteed Minimum Income Benefit Rider.(8)

         (d) Waiver of Contingent Deferred Sales Charges for Unemployment Rider.(8)

         (e) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.(8)

         (f) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider.(8)

         (g)     Earnings Protection Additional Death Benefit Rider.(8)

         (h)     Internal Appeals Endorsement.(8)

         (i)     Individual Retirement Annuity Endorsement.(8)

         (j)     Roth Individual Retirement Annuity Endorsement.(8)

         (k)     Section 403(b) Annuity Endorsement.(8)

    (5)          Application Form.(8)


    (6)  (a)     Articles of Incorporation Great American Reserve Insurance
                 Company.(1)

         (b) Articles of Amendment to the Articles of Incorporation of the Company.(4)

         (c)     Amended and Restated By-Laws of the Company.(4)

    (7)          Not Applicable.

    (8)  (a)     Form of Fund Participation Agreement between The Alger
                 American Fund, Great American Reserve Insurance Company and
                 Fred Alger and Company, Incorporated.(2)

         (b) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.(2)

         (c) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(2)

         (d) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(2)

         (e) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.(2)

         (f) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(2)

         (g) Form of Fund Participation Agreement between Great American Reserve Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.(3)

         (h) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(4)

         (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(5)

         (j) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and the Company.(7)

         (k) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and the Company.(7)

    (9)          Opinion and Consent of Counsel.

    (10) (a)     Consent of Sutherland Asbill & Brennan LLP.

         (b)     Consent of Independent Accountants.

    (11)         Not Applicable.

    (12)         Not Applicable.

    (13)         Schedule of Computation of Performance Quotations.(9)


(1) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on April 28, 2000 (File Nos. 333-90737 and 811-09693).

(5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, Conseco Variable Annuity Account I, filed electronically on January 17, 2001 (File Nos. 333-53836 and 811-10213).

(7) Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 033-02460 and 811-04819).

(8) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account I, filed electronically on May 15, 2001 (File Nos. 333-53836 and 811-10213).

(9) Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2001 (File Nos. 333-90737 and 811-09693).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.

          ---------------------------------------------------------------------------------------------------
                                                                            Positions and Offices
                                 Name                                         with the Company
          ---------------------------------------------------------------------------------------------------
           Elizabeth C. Georgakopoulos                        Director and President
          ---------------------------------------------------------------------------------------------------
           David K. Herzog                                    Director, Executive Vice President, General
                                                              Counsel and Secretary
          ---------------------------------------------------------------------------------------------------
           Richard M. Maybin                                  Executive Vice President, Information
                                                              Technology
          ---------------------------------------------------------------------------------------------------
           James S. Adams                                     Director, Senior Vice President, Chief
                                                              Accounting Officer and Treasurer
          ---------------------------------------------------------------------------------------------------
           Robert E. Burkett, Jr.                             Senior Vice President, Legal and Assistant
                                                              Secretary
          ---------------------------------------------------------------------------------------------------
           Jon F. Davis                                       Senior Vice President, Actuarial
          ---------------------------------------------------------------------------------------------------
           William T. Devanney, Jr.                           Senior Vice President, Corporate Taxes
          ---------------------------------------------------------------------------------------------------
           Richard R. Dykhouse                                Senior Vice President, Legal and Assistant
                                                              Secretary
          ---------------------------------------------------------------------------------------------------
           Kimberly K. Geurkink                               Senior Vice President, Insurance Operations
          ---------------------------------------------------------------------------------------------------
           James S. Hawke                                     Senior Vice President, Actuarial
          ---------------------------------------------------------------------------------------------------
           Maura M. Kautsky                                   Senior Vice President, Marketing and Product
                                                              Management
          ---------------------------------------------------------------------------------------------------
           Karl W. Kindig                                     Senior Vice President, Legal and Assistant
                                                              Secretary
          ---------------------------------------------------------------------------------------------------
           Ronald F. Ruhl                                     Director
          ---------------------------------------------------------------------------------------------------
           William J. Shea                                    Director
          ---------------------------------------------------------------------------------------------------
           K. Lowell Short, Jr.                               Senior Vice President, Finance
          ---------------------------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------
                                                                            Positions and Offices
                                 Name                                         with the Company
          ---------------------------------------------------------------------------------------------------
           Dennis A. Taylor                                   Senior Vice President, Finance
          ---------------------------------------------------------------------------------------------------
           Gail Y. Van Dalen                                  Senior Vice President, Sales
          ---------------------------------------------------------------------------------------------------
           Kimberly A. Zerrenner                              Senior Vice President, Human Resources
          ---------------------------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:

Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

         exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

                  Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

         Design Benefit Plans, Inc. (IL)

              Continental Marketing Corporation of Illinois, Inc. (IL)

              DBP of Nevada, Inc. (NV)

              Design Benefit Plans of Oregon, Inc. (OR)

         NAL Financial Group, Inc. (DE)

              NAL Mortgage Corporation (FL)

              NAL Acceptance Corporation (FL)

                  Performance Cars of South Florida, Inc. (FL)

                  Lease Asset Management, Inc. (FL)

                  Special Fiance, Inc. (FL)

                  Autorics, Inc. (DE)

                  Autorics II, Inc. (DE)

                  NAL Insurance Services, Inc. (FL)

         Automobile Underwriters Corporation (IA)

              Automobile Underwriters, Incorporated (IN)

              Techno Company d/b/a Statesman Data Services, Inc. (IA)

         Direct Financial Services, Inc. (IL)

              Erie International Insurance Company, Inc. (Turcs and Caicos
                  Islands)

              Network Air Medical Systems, Inc. (IL)

              Association Management Corporation (IL)

                  Pioneer Savers Plan, Inc. (IL)

                  Independent Savers Plan, Inc. (IL)

              Preferred Health Choice, Inc. (IL)

              Personal HealthCare, Inc. (DE)

                  Healthscope, Inc. (IL)

              Partners Health Group, Inc. (IL)

         Ardiel Insurance Service, Inc. (CA)

         Specialty Planners, Inc. (CA)

         CTIHC, Inc. (DE)

         Conseco Finance Corp. (DE)

              Conseco Finance Servicing Corp. (DE)

              Conseco Finance Corp.-Alabama  (DE)

              Conseco Finance Corp.-Texas  (DE)

              Conseco Finance Credit Corp.  (NY)

              Conseco Finance Consumer Discount Company  (PA)

              Conseco Finance Loan Company (MN)

              Landmark Manufactured Housing, Inc.  (MN)

              P Financial Services, Inc.  (MN)

              Conseco Finance Vendor Services Corporation  (DE)

              Green Tree Retail Services Bank, Inc.  (SD)

              Conseco Bank, Inc.  (UT)

              Conseco Finance Canada Holding Company  (DE)

              Conseco Finance Canada Company  (Nova Scotia)

              BizGuild, Inc.  (MN)

              Green Tree Finance Corp.-Two  (MN)

              Green Tree Finance Corp.-Three  (MN)

              Green Tree Finance Corp.-Five  (MN)

              Green Tree Finance Corp.-Six  (MN)

              Conseco Finance SP Corp.-Seven  (MN)

              Conseco Finance SP Corp.-Eight  (MN)

              Conseco Finance Net Interest Margin Finance Corp. I  (DE)

              Conseco Finance Net Interest Margin Finance Corp. II  (DE)

              Green Tree Residual Finance Corp. I  (MN)

              Green Tree Floorplan Funding Corp.  (DE)

              Conseco Finance Credit Card Funding Corp.  (MN)

              Conseco Finance Securitizations Corp.  (MN)

              Conseco HE/HI 2001-B-2, Inc.  (MN)

              Conseco Finance Advance Receivables Corp.  (MN)

              Conseco Finance Leasing Trust  (DE)

              Green Tree Titling Limited Partnership I  (DE)

              Green Tree Titling Limited Partnership II  (DE)

              G.T. Titling, LLC I  (DE)

              G.T. Titling, LLC II  (DE)

              Green Tree Titling Holding Company I  (DE)

              Green Tree RECS II Guaranty Corporation  (MN)

              Green Tree First GP Inc.  (MN)

              Green Tree Second GP Inc.  (MN)

              Conseco Agency, Inc.  (MN)

              Conseco Agency of Alabama, Inc.  (AL)

              Conseco Agency of Kentucky, Inc  (KY)

              Conseco Agency of Nevada, Inc.  (NV)

              Conseco Agency of New York, Inc.  (NY)

              Crum-Reed General Agency, Inc.  (TX)

              Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

              Rice Park Properties Corporation  (MN)

              Conseco Finance Foundation  (MN)

         Conseco Securities, Inc. (DE)

         K.F. Insurance Agency of Massachusetts, Inc. (MA)

         K.F. Agency, Inc. (IL)

         Administrators Service Corporation (IL)

         Eagles' National Corporation (KY)

         Conseco Teleservices, Inc. (DE)

         Hawthorne Advertising Agency, Inc. (PA)

         PL Holdings, Inc. (NV)

         Integrated Networks, Inc. (IL)

         ResortPort Holding of Delaware, Inc. (DE)

              3037953 Nova Scotia Company (Nova Scotia)

                  Resortport Investment Partnership (60%) (Nova Scotia)

                      Resortport Development Partnership (Nova Scotia)

         Design Securities Corporation (DE)

         Geneva International Insurance Company, Inc. (Turcs and Caicos Islands)

         Business Information Group, Inc. (IL)

         Conseco Travel & Event Services, Inc. (CO)

         Independent Processing Services, Inc. (DE)

         Consumer Acceptance Corporation (IN)

              General Acceptance Corporation Reinsurance Limited (Turcs and
                  Caicos Islands)

         American Life and Casualty Marketing Division Co. (IA)

         Conseco Group Risk Management Company (MS)

         Target Ad Group, Inc. (IL)

         United Life Holdings, Inc. (NV)

         Response Air Ambulance Network, Inc. (IL)

         Conseco Life Insurance Company  of Texas (TX)

              Conseco Direct Life Insurance Company (PA)

                  C.P. Real Estate Services Corp. (NJ)

              Conseco Variable Insurance Company (TX)

                  Eagle Mortgage Company, Inc. (AR)

              Pioneer Life Insurance Company (IL)

                  Manhattan National Life Insurance Company (IL)

                  Conseco Medical Insurance Company (IL)

              Conseco Health Insurance Company (AZ)

              Conseco Senior Health Insurance Company (PA)

                  Conseco Life Insurance Company of New York (NY)

                  Carmel, Fifth, LLC (25%) (DE)

              Washington National Insurance Company (IL)

                  Washington National Development Company (DE)

                  Conseco Life Insurance Company (IN)

                  Carmel, Fifth, LLC (22.5%) (DE)

              Conseco Annuity Assurance Company (IL)

                  Carmel, Fifth, LLC (2.5%) (DE)

              Bankers Life Insurance Company of Illinois (IL)

                  Bankers Life and Casualty Company (IL)

                      Carmel, Fifth, LLC (50%) (DE)

                      Falls Holding of Delaware, Inc. (DE)

                      3037939 Nova Scotia Company (Nova Scotia)

         Bankers National Life Insurance Company (TX)

         Conseco Life Insurance (Bermuda) Limited (Bermuda)

         CFIHC, Inc. (DE)

              Conseco Private Capital Group, Inc. (IN)

              Conseco Global Investments, Inc. (DE)

              Conseco Mortgage Capital, Inc. (DE)

              Marketing Distribution Systems Consulting Group, Inc. (DE)

                  BankMark School of Business, Inc. (DE)

                  Investment Services Center of Delaware, Inc. (DE)

                  Bankmark, Inc. (ME)

                  Community Insurance Agency, Inc. (NH)

                  MDS of New Jersey, Inc. (NJ)

                      Community Insurance Agency, Inc. (MA)

                      MDS Investment Center, Inc. (CT)

              Performance Matters Associates, Inc. (DE)

                  Performance Matters Associates of Texas, Inc. (TX)

                  Performance Matters Associates of Kansas, Inc. (KS)

                  Performance Matters Associates of Ohio, Inc. (OH)



ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 2002 there were 66 owners of non-qualified contracts and 112 owners of qualified contracts.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

         Conseco Variable Annuity Account C                 Conseco Fund Group
         Conseco Variable Annuity Account E                 Conseco Advisor Variable Annuity Account
         Conseco Variable Annuity Account F                 BMA Variable Life Account A
         Conseco Variable Annuity Account G                 Conseco Variable Annuity Account L
         Conseco Variable Annuity Account H

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.


          ------------------------------------------------------------------------------------------------
                                                                         Positions and Offices
                                Name                                      with Underwriter
          ------------------------------------------------------------------------------------------------
           Donald B. Johnston                                Director and President
          ------------------------------------------------------------------------------------------------
           James S. Adams                                    Director, Senior Vice President, Chief
                                                             Accounting Officer and Treasurer
          ------------------------------------------------------------------------------------------------
           William T. Devanney, Jr.                          Senior Vice President, Corporate Taxes
          ------------------------------------------------------------------------------------------------
           James C. Crampton                                 Vice President, Corporate Taxes
          ------------------------------------------------------------------------------------------------
           William P. Kovacs                                 Director, Vice President, General Counsel,
                                                             Secretary and Chief Compliance Officer
          ------------------------------------------------------------------------------------------------
           Margaret A. Cullem-Fiore                          Vice President and Associate General Counsel
          ------------------------------------------------------------------------------------------------

(c)

 ---------------------------------------------------------------------------------------------------------------------
                                        Net Underwriting       Compensation on
  Name of Principal Underwriter          Discounts and          Redemption or           Brokerage
                                          Commissions           Annuitization          Commissions      Compensation*
 ---------------------------------------------------------------------------------------------------------------------
  Conseco Equity Sales, Inc.       None                         None                   None             None
 ---------------------------------------------------------------------------------------------------------------------

*Fees paid by the Company for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     (e)  The Securities and Exchange Commission (the "SEC") issued the
American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4)  Obtain from each plan participant who purchases a Section
403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Variable Annuity Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 3 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 29th day of April, 2002.



                                        CONSECO VARIABLE ANNUITY ACCOUNT I
                                        Registrant

                                        By:  Conseco Variable Insurance Company

                                        By:/s/ ELIZABETH C. GEORGAKOPOULOS
                                           -------------------------------
                                           Elizabeth C. Georgakopoulos
                                                     President


                                        CONSECO VARIABLE INSURANCE COMPANY
                                        Depositor


                                        By:/s/ ELIZABETH C. GEORGAKOPOULOS
                                           -------------------------------
                                           Elizabeth C. Georgakopoulos
                                                     President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.


SIGNATURE                                            TITLE                                   DATE
---------                                            -----                                   ----
/s/ RONALD F. RUHL                          Director                                    April 29, 2002
---------------------------------------
Ronald F. Ruhl


/s/ ELIZABETH C. GEORGAKOPOULOS             Director and President                      April 29, 2002
---------------------------------------     (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ JAMES S. ADAMS                          Director, Senior Vice President,            April 29, 2002
---------------------------------------     Chief Accounting Officer and
James S. Adams                              Treasurer
                                            (principal financial officer
                                            and principal accounting officer)


/s/ DAVID K. HERZOG                         Director                                    April 29, 2002
---------------------------------------     Executive Vice President,
David K. Herzog                             General Counsel and Secretary


/s/ WILLIAM J. SHEA                         Director                                    April 29, 2002
---------------------------------------
William J. Shea

                                INDEX TO EXHIBITS


EXHIBIT
NUMBER                     EXHIBIT
------                     -------

(b)(9)                     Opinion and Consent of Counsel
(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)                 Consent of Independent Accountants